                              METLIFE VARIABLE LIFE

                Flexible Premium Variable Life Insurance Policies
                        MAY 1, 2010 PROSPECTUS SUPPLEMENT

                            ISSUED TO INDIVIDUALS BY:
 METLIFE INSURANCE COMPANY OF CONNECTICUT -- METLIFE OF CT FUND UL FOR VARIABLE
                                 LIFE INSURANCE

This prospectus supplement updates certain information contained in your last prospectus dated April 28, 2008 for MetLife Variable Life, a flexible premium variable life insurance policy issued by MetLife Insurance Company of Connecticut (the "Company"). Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners.

You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE FUNDS, listed below). A fixed rate option (THE FIXED ACCOUNT) is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select. The following Funds are available under all Policies (please see "The Funds" for additional Funds that may be available depending on when you purchased your Policy):

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2     PIMCO Inflation Protected Bond
  American Funds Global Growth Fund                  Portfolio -- Class A
  American Funds Growth Fund                      PIMCO Total Return Portfolio -- Class B
  American Funds Growth-Income Fund               Pioneer Fund Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE PRODUCTS           Pioneer Strategic Income
  Contrafund(R) Portfolio -- Service Class           Portfolio -- Class A
  Mid Cap Portfolio -- Service Class 2            Third Avenue Small Cap Value
FRANKLIN TEMPLETON VARIABLE INSURANCE                Portfolio -- Class B
  PRODUCTS TRUST -- CLASS 2                       Van Kampen Comstock Portfolio -- Class B
  Templeton Foreign Securities Fund             METROPOLITAN SERIES FUND, INC.
GOLDMAN SACHS VARIABLE INSURANCE                  BlackRock Aggressive Growth
  TRUST -- INSTITUTIONAL SHARES                      Portfolio -- Class D
  Goldman Sachs Strategic Growth Fund             BlackRock Diversified Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES              BlackRock Legacy Large Cap Growth
  Enterprise Portfolio                               Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST         BlackRock Money Market Portfolio -- Class
  Legg Mason ClearBridge Variable Aggressive         A
  Growth Portfolio -- Class I                     Davis Venture Value Portfolio -- Class A
  Legg Mason ClearBridge Variable Capital         FI Value Leaders Portfolio -- Class D
     Portfolio                                    MetLife Aggressive Allocation
  Legg Mason ClearBridge Variable Equity             Portfolio -- Class B
     Income Builder Portfolio -- Class II         MetLife Conservative Allocation
  Legg Mason ClearBridge Variable                    Portfolio -- Class B
     Fundamental All Cap Value                    MetLife Conservative to Moderate
     Portfolio -- Class I                            Allocation Portfolio -- Class B
  Legg Mason ClearBridge Variable Large Cap       MetLife Moderate Allocation
     Growth Portfolio -- Class I                     Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE INCOME TRUST         MetLife Moderate to Aggressive Allocation
  Legg Mason Western Asset Variable High             Portfolio -- Class B
  Income Portfolio                                MetLife Stock Index Portfolio -- Class A
MET INVESTORS SERIES TRUST                        MFS(R) Total Return Portfolio -- Class F
  Clarion Global Real Estate                      MFS(R) Value Portfolio -- Class A
  Portfolio -- Class A                            Russell 2000(R) Index Portfolio -- Class A
  Invesco Small Cap Growth                        T. Rowe Price Large Cap Growth
     Portfolio -- Class A                            Portfolio -- Class B
  Janus Forty Portfolio -- Class A                T. Rowe Price Small Cap Growth
  Lord Abbett Bond Debenture                         Portfolio -- Class B
     Portfolio -- Class A                         Western Asset Management U.S. Government
  Lord Abbett Growth and Income                      Portfolio -- Class A
     Portfolio -- Class B                       PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
  MFS(R) Emerging Markets Equity                  Pioneer Mid Cap Value VCT Portfolio
     Portfolio -- Class B                       THE MERGER FUND VL
                                                VANGUARD(R) VARIABLE INSURANCE FUND
                                                  Mid-Cap Index Portfolio
                                                  Total Stock Market Index Portfolio



Certain Funds may have been subject to a name change. Please see "Additional Information Regarding Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                            FUND CHARGES AND EXPENSES

The next tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2009. Certain Funds may impose a redemption fee in the future. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2009, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. Current prospectuses for the Fund can be obtained by calling 1-800-334-4298.

MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES

                                                                   MINIMUM        MAXIMUM
                                                                 -----------    -----------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution and/or service (12b-
1) fees, and other expenses).................................       0.21%          7.85%


FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                                                               CONTRACTUAL
                                                    DISTRIBUTION                                   FEE
                                                       AND/OR              ACQUIRED   TOTAL       WAIVER       NET TOTAL
                                                       SERVICE            FUND FEES   ANNUAL      AND/OR         ANNUAL
                                         MANAGEMENT    (12b-1)     OTHER     AND    OPERATING    EXPENSE       OPERATING
FUND                                         FEE        FEES     EXPENSES EXPENSES*  EXPENSES REIMBURSEMENT    EXPENSES**
----                                     ---------- ------------ -------- --------- --------- ------------- ---------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth Fund.....    0.54%       0.25%      0.03%      --      0.82%         --         0.82%
  American Funds Growth Fund............    0.33%       0.25%      0.02%      --      0.60%         --         0.60%
  American Funds Growth-Income Fund.....    0.28%       0.25%      0.01%      --      0.54%         --         0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Contrafund(R)Portfolio -- Service
     Class..............................    0.56%       0.10%      0.11%      --      0.77%         --         0.77%
  Equity-Income Portfolio -- Initial
     Class(+)...........................    0.46%         --       0.12%      --      0.58%         --         0.58%
  High Income Portfolio -- Initial
     Class(+)...........................    0.57%         --       0.13%      --      0.70%         --         0.70%
  Mid Cap Portfolio -- Service Class 2..    0.56%       0.25%      0.12%      --      0.93%         --         0.93%
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST -- CLASS 2
  Franklin Small-Mid Cap Growth
     Securities Fund(+).................    0.51%       0.25%      0.30%    0.01%     1.07%       0.01%        1.06%(1)
  Templeton Foreign Securities Fund.....    0.64%       0.25%      0.15%    0.02%     1.06%       0.01%        1.05%(1)
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST -- INSTITUTIONAL SHARES
  Goldman Sachs Strategic Growth Fund...    0.75%         --       0.10%      --      0.85%         --         0.85%

                                                                                               CONTRACTUAL
                                                    DISTRIBUTION                                   FEE
                                                       AND/OR              ACQUIRED   TOTAL       WAIVER       NET TOTAL
                                                       SERVICE            FUND FEES   ANNUAL      AND/OR         ANNUAL
                                         MANAGEMENT    (12b-1)     OTHER     AND    OPERATING    EXPENSE       OPERATING
FUND                                         FEE        FEES     EXPENSES EXPENSES*  EXPENSES REIMBURSEMENT    EXPENSES**
----                                     ---------- ------------ -------- --------- --------- ------------- ---------------
JANUS ASPEN SERIES -- SERVICE SHARES
  Enterprise Portfolio..................    0.64%       0.25%      0.06%      --      0.95%         --         0.95%
  Global Technology Portfolio(+)........    0.64%       0.25%      0.33%      --      1.22%         --         1.22%(2)
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth Portfolio
     -- Class I(++).....................    0.75%         --       0.06%      --      0.81%         --         0.81%(3)
  Legg Mason ClearBridge Variable
     Capital Portfolio..................    0.75%       0.25%      0.14%      --      1.14%       0.14%        1.00%(4)
  Legg Mason ClearBridge Variable Equity
     Income Builder Portfolio -- Class
     II.................................    0.75%       0.25%      0.10%      --      1.10%         --         1.10%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I...............    0.75%         --       0.05%      --      0.80%         --         0.80%
  Legg Mason ClearBridge Variable Large
     Cap Growth Portfolio -- Class
     I(++)..............................    0.75%         --       0.10%      --      0.85%         --         0.85%
  Legg Mason ClearBridge Variable Large
     Cap Value Portfolio -- Class I(+)..    0.65%         --       0.06%      --      0.71%         --         0.71%
  Legg Mason Global Currents Variable
     International All Cap Opportunity
     Portfolio(+,++)....................    0.85%         --       0.25%      --      1.10%         --         1.10%(3)
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST
  Legg Mason Western Asset Variable High
     Income Portfolio(++)...............    0.60%         --       0.15%      --      0.75%         --         0.75%
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate
     Portfolio -- Class A...............    0.64%         --       0.09%      --      0.73%         --         0.73%
  Invesco Small Cap Growth
     Portfolio -- Class A...............    0.86%         --       0.04%      --      0.90%         --         0.90%
  Janus Forty Portfolio -- Class A......    0.64%         --       0.04%      --      0.68%         --         0.68%
  Lord Abbett Bond Debenture
     Portfolio -- Class A...............    0.51%         --       0.04%      --      0.55%         --         0.55%
  Lord Abbett Growth and Income
     Portfolio -- Class B...............    0.53%       0.25%      0.03%      --      0.81%         --         0.81%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A(+)............    0.99%         --       0.18%      --      1.17%         --         1.17%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B...............    0.99%       0.25%      0.18%      --      1.42%         --         1.42%
  MFS(R) Research International
     Portfolio -- Class B(+)............    0.71%       0.25%      0.10%      --      1.06%         --         1.06%
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class B(+)............    0.70%       0.25%      0.20%      --      1.15%         --         1.15%

                                                                                               CONTRACTUAL
                                                    DISTRIBUTION                                   FEE
                                                       AND/OR              ACQUIRED   TOTAL       WAIVER       NET TOTAL
                                                       SERVICE            FUND FEES   ANNUAL      AND/OR         ANNUAL
                                         MANAGEMENT    (12b-1)     OTHER     AND    OPERATING    EXPENSE       OPERATING
FUND                                         FEE        FEES     EXPENSES EXPENSES*  EXPENSES REIMBURSEMENT    EXPENSES**
----                                     ---------- ------------ -------- --------- --------- ------------- ---------------
  Oppenheimer Capital Appreciation
     Portfolio -- Class A(+)............    0.60%         --       0.07%      --      0.67%         --         0.67%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A...............    0.48%         --       0.05%      --      0.53%         --         0.53%
  PIMCO Total Return Portfolio -- Class
     B..................................    0.48%       0.25%      0.04%      --      0.77%         --         0.77%
  Pioneer Fund Portfolio -- Class A.....    0.66%         --       0.08%      --      0.74%         --         0.74%
  Pioneer Strategic Income
     Portfolio -- Class A...............    0.60%         --       0.06%      --      0.66%         --         0.66%
  Third Avenue Small Cap Value
     Portfolio -- Class B...............    0.74%       0.25%      0.04%      --      1.03%         --         1.03%
  Van Kampen Comstock Portfolio -- Class
     B..................................    0.61%       0.25%      0.03%      --      0.89%         --         0.89%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth Portfolio
     -- Class D.........................    0.73%       0.10%      0.06%      --      0.89%         --         0.89%
  BlackRock Diversified
     Portfolio -- Class A...............    0.46%         --       0.06%      --      0.52%         --         0.52%
  BlackRock Legacy Large Cap Growth
     Portfolio -- Class A...............    0.73%         --       0.10%      --      0.83%       0.01%        0.82%(5)
  BlackRock Money Market Portfolio
     -- Class A.........................    0.32%         --       0.02%      --      0.34%       0.01%        0.33%(6)
  Davis Venture Value Portfolio -- Class
     A..................................    0.71%         --       0.03%      --      0.74%       0.05%        0.69%(7)
  FI Value Leaders Portfolio -- Class
     D..................................    0.67%       0.10%      0.10%      --      0.87%         --         0.87%
  Jennison Growth Portfolio -- Class
     A(+)...............................    0.62%         --       0.04%      --      0.66%       0.04%        0.62%(8)
  MetLife Aggressive Allocation
     Portfolio -- Class B...............    0.10%       0.25%      0.04%    0.74%     1.13%       0.04%        1.09%(9)
  MetLife Conservative Allocation
     Portfolio -- Class B...............    0.10%       0.25%      0.02%    0.58%     0.95%       0.02%        0.93%(9)
  MetLife Conservative to Moderate
     Allocation Portfolio -- Class B....    0.09%       0.25%      0.01%    0.63%     0.98%         --         0.98%(10)
  MetLife Moderate Allocation
     Portfolio -- Class B...............    0.07%       0.25%        --     0.67%     0.99%         --         0.99%(10)
  MetLife Moderate to Aggressive
     Allocation Portfolio -- Class B....    0.07%       0.25%        --     0.71%     1.03%         --         1.03%(10)
  MetLife Stock Index Portfolio -- Class
     A..................................    0.25%         --       0.03%      --      0.28%       0.01%        0.27%(11)
  MFS(R) Total Return Portfolio -- Class
     F..................................    0.54%       0.20%      0.06%      --      0.80%         --         0.80%
  MFS(R) Value Portfolio -- Class A.....    0.71%         --       0.03%      --      0.74%       0.08%        0.66%(12)
  Oppenheimer Global Equity
     Portfolio -- Class A(+)............    0.53%         --       0.11%      --      0.64%         --         0.64%

                                                                                               CONTRACTUAL
                                                    DISTRIBUTION                                   FEE
                                                       AND/OR              ACQUIRED   TOTAL       WAIVER       NET TOTAL
                                                       SERVICE            FUND FEES   ANNUAL      AND/OR         ANNUAL
                                         MANAGEMENT    (12b-1)     OTHER     AND    OPERATING    EXPENSE       OPERATING
FUND                                         FEE        FEES     EXPENSES EXPENSES*  EXPENSES REIMBURSEMENT    EXPENSES**
----                                     ---------- ------------ -------- --------- --------- ------------- ---------------
  Oppenheimer Global Equity
     Portfolio -- Class B(+)............    0.53%       0.25%      0.11%      --      0.89%         --         0.89%
  Russell 2000(R) Index
     Portfolio -- Class A...............    0.25%         --       0.10%      --      0.35%       0.01%        0.34%(11)
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B...............    0.60%       0.25%      0.07%      --      0.92%         --         0.92%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B...............    0.51%       0.25%      0.11%      --      0.87%         --         0.87%
  Western Asset Management U.S.
     Government Portfolio -- Class A....    0.48%         --       0.04%      --      0.52%       0.01%        0.51%(13)
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer Mid Cap Value VCT Portfolio...    0.65%       0.25%      0.10%      --      1.00%         --         1.00%
THE MERGER FUND VL......................    1.25%         --       6.57%    0.03%     7.85%       3.54%        4.31%(14)
VANGUARD(R) VARIABLE INSURANCE FUND
  Mid-Cap Index Portfolio...............    0.24%         --       0.05%      --      0.29%         --         0.29%
  Total Stock Market Index Portfolio....      --          --         --     0.21%     0.21%         --         0.21%


-------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
+ Not available under all Policies. Availability depends on Policy issue date.
++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2009.
(1) The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund"). This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.
(2) Other Expenses include 0.04% of short sale dividend expenses attributable to the payment of dividends to the lender on borrowed securities.
(3)   Other Expenses have been restated to reflect current fees.
(4) The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 1.00%. This arrangement cannot be terminated prior to December 31, 2011 without the Board of Trustees' consent.
(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.705% for amounts over $300 million but less than $1 billion.
(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.
(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the

      Portfolio's average daily net assets and 0.70% for the next $450 million and 0.65% for the next $4 billion and 0.625% for amounts over $4.5 billion.
(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.70% for the first $200 million of the Portfolio's average daily net assets and 0.65% for the next $100 million and 0.60% for the next $200 million and 0.55% for the next $1.3 billion and 0.52% for the next $200 million and 0.47% for amounts over $2 billion.
(9) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to waive fees or pay all expenses so as to limit total annual operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.35% of the average daily net assets of the Class B shares.
(10) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.
(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.243%.
(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets and 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.
(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.50% for amounts over $200 million but less than $500 million.
(14) The Adviser has contractually agreed to absorb expenses of the Fund and/or waive fees due the Adviser in order to ensure that total Fund operating expenses, excluding acquired fund fees and expenses, dividends on short positions and interest expense, on an annual basis, do not exceed 1.40%. This contract expires July 1, 2013.

                                    THE FUNDS

                                               INVESTMENT                         INVESTMENT
               FUND                            OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth     Seeks long-term growth of          Capital Research and Management
     Fund                          capital.                           Company
  American Funds Growth Fund       Seeks growth of capital.           Capital Research and Management
                                                                      Company
  American Funds Growth-Income     Seeks long-term growth of capital  Capital Research and Management
     Fund                          and income.                        Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R)                    Seeks long-term capital            Fidelity Management & Research
     Portfolio -- Service Class    appreciation.                      Company
                                                                      Subadviser: FMR Co., Inc.
  Equity-Income                    Seeks reasonable income. The fund  Fidelity Management & Research
     Portfolio -- Initial Class+   will also consider the potential   Company
                                   for capital appreciation. The      Subadviser: FMR Co., Inc.
                                   fund's goal is to achieve a yield
                                   which exceeds the composite yield
                                   on the securities comprising the
                                   Standard & Poor's 500(SM) Index
                                   (S&P 500(R)).

                                               INVESTMENT                         INVESTMENT
               FUND                            OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
  High Income                      Seeks a high level of current      Fidelity Management & Research
     Portfolio -- Initial Class+   income, while also considering     Company
                                   growth of capital.                 Subadviser: FMR Co., Inc.
  Mid Cap Portfolio -- Service     Seeks long-term growth of          Fidelity Management & Research
     Class 2                       capital.                           Company
                                                                      Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Small-Mid Cap Growth    Seeks long-term capital growth.    Franklin Advisers, Inc.
     Securities Fund+
  Templeton Foreign Securities     Seeks long-term capital growth.    Templeton Investment Counsel, LLC
     Fund                                                             Subadviser: Franklin Templeton
                                                                      Investment Management Limited
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST -- INSTITUTIONAL SHARES
  Goldman Sachs Strategic Growth   Seeks long-term growth of          Goldman Sachs Asset Management,
     Fund                          capital.                           L.P.
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Enterprise Portfolio             Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
  Global Technology Portfolio+     Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable  Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
     Aggressive Growth                                                LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason ClearBridge Variable  Seeks capital appreciation         Legg Mason Partners Fund Advisor,
     Capital Portfolio             through investment in securities   LLC
                                   which the portfolio managers       Subadviser: ClearBridge Advisors,
                                   believe have above-average         LLC
                                   capital appreciation potential.
  Legg Mason ClearBridge Variable  Seeks a high level of current      Legg Mason Partners Fund Advisor,
     Equity Income Builder         income. Long-term capital          LLC
     Portfolio -- Class II         appreciation is a secondary        Subadviser: ClearBridge Advisors,
                                   objective.                         LLC
  Legg Mason ClearBridge Variable  Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental All Cap Value     Current income is a secondary      LLC
     Portfolio -- Class I          consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason ClearBridge Variable  Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Growth              capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason ClearBridge Variable  Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Value               capital. Current income is a       LLC
     Portfolio -- Class I+         secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC

                                               INVESTMENT                         INVESTMENT
               FUND                            OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
  Legg Mason Global Currents       Seeks total return on assets from  Legg Mason Partners Fund Advisor,
     Variable International All    growth of capital and income.      LLC
     Cap Opportunity Portfolio+                                       Subadviser: Global Currents
                                                                      Investment Management, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Western Asset         Seeks high current income.         Legg Mason Partners Fund Advisor,
     Variable High Income          Secondarily, seeks capital         LLC
     Portfolio                     appreciation.                      Subadvisers: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate       Seeks total return through         MetLife Advisers, LLC
     Portfolio -- Class A          investment in real estate          Subadviser: ING Clarion Real
                                   securities, emphasizing both       Estate Securities, L.P.
                                   capital appreciation and current
                                   income.
  Invesco Small Cap Growth         Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class A          capital.                           Subadviser: Invesco Advisers,
                                                                      Inc.
  Janus Forty Portfolio -- Class   Seeks capital appreciation.        MetLife Advisers, LLC
     A                                                                Subadviser: Janus Capital
                                                                      Management LLC
  Lord Abbett Bond Debenture       Seeks high current income and the  MetLife Advisers, LLC
     Portfolio -- Class A          opportunity for capital            Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high     LLC
                                   total return.
  Lord Abbett Growth and Income    Seeks long-term growth of capital  MetLife Advisers, LLC
     Portfolio -- Class B          and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuation in market value.       LLC
  MFS(R) Emerging Markets Equity   Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class A+                                            Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Emerging Markets Equity   Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B                                             Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Research International    Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B+                                            Subadviser: Massachusetts
                                                                      Financial Services Company
  Morgan Stanley Mid Cap Growth    Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B+                                            Subadviser: Morgan Stanley
                                                                      Investment Management Inc.
  Oppenheimer Capital              Seeks capital appreciation.        MetLife Advisers, LLC
     Appreciation                                                     Subadviser: OppenheimerFunds,
     Portfolio -- Class A+                                            Inc.
  PIMCO Inflation Protected Bond   Seeks to provide maximum real      MetLife Advisers, LLC
     Portfolio -- Class A          return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
  PIMCO Total Return               Seeks maximum total return,        MetLife Advisers, LLC
     Portfolio -- Class B          consistent with the preservation   Subadviser: Pacific Investment
                                   of capital and prudent investment  Management Company LLC
                                   management.

                                               INVESTMENT                         INVESTMENT
               FUND                            OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
  Pioneer Fund Portfolio -- Class  Seeks reasonable income and        MetLife Advisers, LLC
     A                             capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Pioneer Strategic Income         Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class A          income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Third Avenue Small Cap Value     Seeks long-term capital            MetLife Advisers, LLC
     Portfolio -- Class B          appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
  Van Kampen Comstock              Seeks capital growth and income.   MetLife Advisers, LLC
     Portfolio -- Class B                                             Subadviser: Morgan Stanley
                                                                      Investment Management Inc.*
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio -- Class D          appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
  BlackRock Diversified            Seeks high total return while      MetLife Advisers, LLC
     Portfolio -- Class A          attempting to limit investment     Subadviser: BlackRock Advisors,
                                   risk and preserve capital.         LLC
  BlackRock Legacy Large Cap       Seeks long-term growth of          MetLife Advisers, LLC
     Growth Portfolio -- Class A   capital.                           Subadviser: BlackRock Advisors,
                                                                      LLC
  BlackRock Money Market           Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class A          income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
  Davis Venture Value              Seeks growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class A                                             Subadviser: Davis Selected
                                                                      Advisers, L.P.
  FI Value Leaders                 Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class D          capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
  Jennison Growth                  Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class A+         capital.                           Subadviser: Jennison Associates
                                                                      LLC
  MetLife Aggressive Allocation    Seeks growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class B
  MetLife Conservative Allocation  Seeks high level of current        MetLife Advisers, LLC
     Portfolio -- Class B          income, with growth of capital as
                                   a secondary objective.
  MetLife Conservative to          Seeks high total return in the     MetLife Advisers, LLC
     Moderate Allocation           form of income and growth of
     Portfolio -- Class B          capital, with a greater emphasis
                                   on income.
  MetLife Moderate Allocation      Seeks a balance between a high     MetLife Advisers, LLC
     Portfolio -- Class B          level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
  MetLife Moderate to Aggressive   Seeks growth of capital.           MetLife Advisers, LLC
     Allocation
     Portfolio -- Class B
  MetLife Stock Index              Seeks to equal the performance of  MetLife Advisers, LLC
     Portfolio -- Class A          the Standard & Poor's 500(R)       Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company

                                               INVESTMENT                         INVESTMENT
               FUND                            OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
  MFS(R) Value Portfolio -- Class  Seeks capital appreciation.        MetLife Advisers, LLC
     A                                                                Subadviser: Massachusetts
                                                                      Financial Services Company
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class A+                                            Subadviser: OppenheimerFunds,
                                                                      Inc.
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B+                                            Subadviser: OppenheimerFunds,
                                                                      Inc.
  Russell 2000(R) Index            Seeks to equal the performance of  MetLife Advisers, LLC
     Portfolio -- Class A          the Russell 2000(R) Index.         Subadviser: MetLife Investment
                                                                      Advisors Company, LLC
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC
     Portfolio -- Class B          and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
  T. Rowe Price Small Cap Growth   Seeks long-term capital growth.    MetLife Advisers, LLC
     Portfolio -- Class B                                             Subadviser: T. Rowe Price
                                                                      Associates, Inc.
  Western Asset Management U.S.    Seeks to maximize total return     MetLife Advisers, LLC
     Government Portfolio          consistent with preservation of    Subadviser: Western Asset
     -- Class A                    capital and maintenance of         Management Company
                                   liquidity.
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer Mid Cap Value VCT        Seeks capital appreciation by      Pioneer Investment Management,
     Portfolio                     investing in a diversified         Inc.
                                   portfolio of securities
                                   consisting primarily of common
                                   stocks.
THE MERGER FUND VL                 Seeks to achieve capital growth    Westchester Capital Management,
                                   by engaging in merger arbitrage.   Inc.
VANGUARD(R) VARIABLE INSURANCE
  FUND
  Mid-Cap Index Portfolio          Seeks to track the performance of  The Vanguard Group, Inc.
                                   a benchmark index that measures
                                   the investment return of mid-
                                   capitalization stocks.
  Total Stock Market Index         Seeks to track the performance of  The Vanguard Group, Inc.
     Portfolio                     a benchmark index that measures
                                   the investment return of the
                                   overall stock market.



---------
+ Not available under all Policies. Availability depends on Policy issue date.

* On or about May 28, 2010, Invesco Advisers, Inc. is expected to become the subadviser to the Portfolio.

ADDITIONAL INFORMATION REGARDING FUNDS

Certain Funds were subject to a name change. The chart below identifies the former name and new name of each of these Funds.

FUND NAME CHANGES

                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST         GOLDMAN SACHS VARIABLE INSURANCE TRUST
  Goldman Sachs Capital Growth Fund              Goldman Sachs Strategic Growth Fund

LEGG MASON PARTNERS VARIABLE EQUITY TRUST      LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Aggressive        Legg Mason ClearBridge Variable Aggressive
     Growth Portfolio                               Growth Portfolio
  Legg Mason Partners Variable Capital and       Legg Mason ClearBridge Variable Equity
     Income Portfolio                               Income Builder Portfolio
  Legg Mason Partners Variable Capital           Legg Mason ClearBridge Variable Capital
     Portfolio                                      Portfolio
  Legg Mason Partners Variable Fundamental       Legg Mason ClearBridge Variable
     Value Portfolio                                Fundamental All Cap Value Portfolio
  Legg Mason Partners Variable International     Legg Mason Global Currents Variable
     All Cap Opportunity Portfolio                  International All Cap Opportunity
                                                    Portfolio
  Legg Mason Partners Variable Investors         Legg Mason ClearBridge Variable Large Cap
     Portfolio                                      Value Portfolio
  Legg Mason Partners Variable Large Cap         Legg Mason ClearBridge Variable Large Cap
     Growth Portfolio                               Growth Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST      LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Partners Variable High Income       Legg Mason Western Asset Variable High
     Portfolio                                      Income Portfolio

MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Met/AIM Small Cap Growth Portfolio             Invesco Small Cap Growth Portfolio
  Van Kampen Mid Cap Growth Portfolio            Morgan Stanley Mid Cap Growth Portfolio


                      CHARGES AGAINST THE SEPARATE ACCOUNT

We are waiving a portion of the Mortality and Expense Risk Charge for Investment Options investing in certain Funds. We are waiving 0.15% for the Investment Option investing in the Western Asset Management U.S. Government Portfolio (Class A). For the Investment Options investing in the following Funds, we are waiving an amount equal to the excess, if any, of the Fund's expenses over the following percentages: 0.65% for the PIMCO Inflation Protected Bond Portfolio (Class A), 0.265% for the MetLife Stock Index Portfolio (Class A), 1.10% for the Third Avenue Small Cap Value Portfolio (Class B), 1.18% for the MFS Research International Portfolio (Class B), 0.84% for the T. Rowe Price Small Cap Growth Portfolio (Class B), 0.68% for the Oppenheimer Capital Appreciation Portfolio (Class A), 0.90% for the Oppenheimer Global Equity Portfolio (Class B) and 0.84% for the Van Kampen Comstock Portfolio (Class B).

                                    TRANSFERS

--------------------------------------------------------------------------------

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (i.e. American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, Clarion Global Real Estate Portfolio, Franklin Templeton Small-Mid Cap Growth Securities Fund, Templeton Foreign Securities Fund, Janus Aspen Global Technology Portfolio, Legg Mason Global Currents Variable International All Cap Opportunity Portfolio, Legg Mason Western Asset Variable

High Income Portfolio, Lord Abbett Bond Debenture Portfolio, Invesco Small Cap Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Pioneer Strategic Income Portfolio, T. Rowe Price Small Cap Growth Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio and Fidelity(R) VIP High Income Portfolio -- the "Monitored Funds") and we monitor transfer activity in those Monitored Funds. In addition, as described below, we intend to treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine if for each of the Monitored Funds, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Policy that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions as described in your Prospectus.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including but not limited to, the tax status of the Policy Owner and the tax treatment of the Policy (whether it is a Modified Endowment Contract). This tax treatment is highly complex. The following SUMMARY PROVIDES A GENERAL DESCRIPTION OF THE MATERIAL FEDERAL TAX CONSEQUENCES to the Policy owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company's understanding of the federal income tax laws as currently interpreted by the U.S. Treasury ("Treasury") and the Internal Revenue Service (IRS). The Company cannot guarantee that those laws or interpretations will remain unchanged.

IT SHOULD BE UNDERSTOOD THAT THIS IS NOT AN EXHAUSTIVE DISCUSSION OF ALL TAX QUESTIONS THAT MIGHT ARISE UNDER THE POLICIES. NO ATTEMPT HAS BEEN MADE TO ADDRESS ANY FEDERAL ESTATE TAX OR STATE AND LOCAL TAX CONSIDERATIONS THAT MAY ARISE IN CONNECTION WITH A POLICY. FOR COMPLETE INFORMATION, A QUALIFIED TAX OR LEGAL ADVISER SHOULD BE CONSULTED.

IRS Circular 230 Notice: The tax information contained herein is not intended to (and cannot) be used by anyone to avoid IRS penalties. It is intended to support the sale of the Policy. You should seek tax advice based on your particular circumstances from an independent tax adviser.

                      POTENTIAL BENEFITS OF LIFE INSURANCE

A life insurance contract, including the Policy, is a unique financial instrument that along with providing protection for premature death, also provides a number of potential tax advantages including:

  - INCOME TAX-FREE DEATH BENEFITS (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes if the requirements of IRC Section 101 are satisfied.)

  - INCOME TAX-FREE GROWTH OF POLICY CASH VALUES (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn -- including tax-free transfers among the Investment Options, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)

  - INCOME TAX-FREE ACCESS TO CASH VALUE THROUGH LOANS AND/OR WITHDRAWALS (e.g., under certain circumstances, such as where you adhere to certain premium limits, a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.)

Whether and how these benefits may be utilized is largely governed by IRC Sections 7702, 7702A, 817 and 101. These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.

In sum, these federal tax laws, among numerous other things, establish the following:

  -  A definition of a life insurance contract

  -  Diversification requirements for separate account assets

  -  Limitations on policy owner's control over the assets in a separate account

  - Guidelines to determine the maximum amount of premium that may be paid into a policy

  -  Limitations on withdrawals from a policy

  - Qualification testing for all life insurance policies that have cash value features.

                            TAX STATUS OF THE POLICY

DEFINITION OF LIFE INSURANCE

In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under SECTION 7702 OF THE IRC. Complying with either the cash value accumulation test or the guideline premium test set forth in IRC Section 7702 will satisfy this definition. This Policy uses the guideline premium test. Guidance as to how IRC
Section 7702 and the guideline premium test are to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above.

The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes. The death benefit under a Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued.

DIVERSIFICATION

In addition to meeting the definition of a life insurance contract in IRC
Section 7702 of the IRC, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be "adequately diversified" pursuant to SECTION 817(H) of the IRC. If fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status, or to non-qualified plans, there could be adverse consequences under the diversification rules.

The Separate Account, through the funds, intends to comply with these requirements. Although the Company does not control the funds, the Company intends to monitor the investments of the mutual funds to ensure compliance with these diversification requirements.

INVESTOR CONTROL

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner's gross income each year.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets IF THE CONTRACT OWNER POSSESSES INCIDENTS OF OWNERSHIP IN THOSE SEPARATE ACCOUNT ASSETS, such as the ability to exercise investment control over the assets. While we believe that the Policy does not give the Policy Owner investment control over the separate account assets, we reserve the right to modify the Policy as necessary to prevent a Policy Owner from being treated as the owner of the separate account assets supporting the Policy.

                        TAX TREATMENT OF POLICY BENEFITS

The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

IN GENERAL

The Company believes that the DEATH BENEFIT UNDER THE POLICY WILL BE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY under IRC Section 101(a)(1); unless the Policy has been transferred for value and no exception to the transfer for value rules set forth in the IRC Section 101 (a) (2) applies.

In the case of employer-owned life insurance as defined in IRC Section 101(j), the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the Death Benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.

In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Cash Value, including increments thereof, until there is a distribution. (See discussion of "Modified Endowment Contracts" below.) Depending on the circumstances, the exchange of one life insurance policy for another, a change in the policy's face amount, a change in the policy's death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding Indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. Furthermore, such actions may have Federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.

THE TAX CONSEQUENCES OF DISTRIBUTION FROM, AND LOANS TAKEN FROM OR SECURED BY, A POLICY DEPEND ON WHETHER THE POLICY IS CLASSIFIED AS A "MODIFIED ENDOWMENT CONTRACT."

MODIFIED ENDOWMENT CONTRACTS

Special tax considerations apply to "Modified Endowment Contracts" (MEC). A MEC is defined under tax law as ANY POLICY THAT SATISFIES THE PRESENT DEFINITION OF A LIFE INSURANCE CONTRACT UNDER IRC SECTION 7702 BUT WHICH FAILS TO SATISFY A 7-PAY TEST SET FORTH IN IRC SECTION 7702A. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun to determine whether the policy constitutes a MEC. A decrease to the stated amount of the Policy may cause a re-test under the 7-pay test and could cause your Policy to become a MEC. Tax regulations or other guidance will be needed to fully define those transactions that are material changes.

Any POLICY ISSUED IN EXCHANGE FOR A MEC will be subject to the tax treatment accorded to MECs. However, the Company believes that any policy received in exchange for a life insurance contract that is not a MEC will generally not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.

LOANS AND PARTIAL WITHDRAWALS from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner's investment in the policy) immediately before the distribution.

The law also imposes an additional 10% TAX ON PRE-DEATH DISTRIBUTIONS (including loans, collateral assignments, partial withdrawals and complete surrenders) FROM MECS to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The foregoing exceptions generally do not apply to corporate Policy owners.

If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC if due to subsequent changes to the Policy, it later becomes a MEC.

For purposes of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner's gross income at the time of a distribution from any such contract.

The death benefit of a modified endowment contract remains excludable from the gross income of the beneficiary to the extent described above in "Tax Treatment of Policy Benefits." Furthermore, no part of the investment growth of the cash value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of a MEC after age 59 1/2 will have the same tax consequences as life insurance policies generally as described above in "Tax Treatment of Policy Benefits."

Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

Distributions from a policy that is not classified as a modified endowment contract are generally TREATED AS FIRST RECOVERING THE INVESTMENT IN THE POLICY (DESCRIBED BELOW) AND THEN, ONLY AFTER THE RETURN OF ALL SUCH INVESTMENT IN THE POLICY, AS DISTRIBUTING TAXABLE INCOME. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued where, as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.

Loans from, or secured by, a policy that is not a MEC are generally not treated as taxable distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a complete surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy's maturity date, if the amount received plus the amount of indebtedness discharged exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax.

Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal advisor before effecting any change to a policy that is not a modified endowment contract.

TREATMENT OF LOAN INTEREST

If there is any borrowing under which the Policy is pledged as security or otherwise serves as collateral, the interest paid on loans will generally not be tax deductible. Ownership of the Policy by a corporation, trust or other non-natural person could jeopardize some (or all) of such entity's interest deduction even where such entity's indebtedness is in no way connected to the Policy, unless the insured is an employee, officer, director or 20% owner.

INVESTMENT IN THE POLICY

Investment in the policy generally includes the aggregate amount of premiums or other consideration paid for the policy, reduced by non-taxable distributions.

BUSINESS USES OF POLICY

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of IRC Section 101(j) may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax or legal adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has issued new guidelines on split dollar arrangements. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax or legal adviser.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Policy Owners since the Company is the owner of the assets from which the tax benefits are derived.

                            OTHER TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

In general, the estate tax has been repealed for estates of decedents dying in 2010, scheduled to be reinstated in 2011, with an exemption of $1 million and a maximum rate of 55%. The generation-skipping transfer (GST) tax has also been repealed for 2010, scheduled to return in 2011, with an exemption of $1 million, plus inflation-indexed increases.

During repeal of the estate tax in 2010, the basis of assets received from a decedent generally will carry over from the decedent, rather than being stepped-up to date-of-death value.

It is not known if Congress will enact permanent repeal of the estate or GST tax or will reinstate the estate or GST tax for 2010, and, if so, whether the reinstatement will be made retroactive to January 1, 2010. Consult your tax advisor.

                               INSURABLE INTEREST

The Policy Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for federal income tax purposes. State laws on this subject vary widely, but typically require that the Policy Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the Insured's death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for federal income tax purposes. It is the responsibility of the Policy Owner, not the life insurance carrier, to determine the existence of insurable interest in the life of the Insured under applicable state law.

                           THE COMPANY'S INCOME TAXES

The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company's obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for federal income taxes that may be attributable to the Separate Account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the Separate Account under future tax law.

Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Account.

                             ALTERNATIVE MINIMUM TAX

Please consult your tax or legal adviser for alternative minimum tax rules as they may impact your Policy.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Investment Options of MetLife of CT Fund UL for Variable Life Insurance included in this Prospectus Supplement, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal address of Deloitte & Touche LLP is Two World Financial Center, New York, New York, 10281-1414.

Book 47                                                              May 1, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policy Owners of
MetLife of CT Fund UL for Variable Life Insurance and Board of Directors of
MetLife Insurance Company of Connecticut

We have audited the accompanying statements of assets and liabilities of MetLife of CT Fund UL for Variable Life Insurance (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Investment Options listed in Note 2 as of December 31, 2009, the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 7 for each of the periods presented in the five year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Investment Options constituting the Separate Account of the Company as of December 31, 2009, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights for each of the periods presented in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 31, 2010

This page is intentionally left blank.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009[caad 234]E

                                      AMERICAN FUNDS    AMERICAN FUNDS    AMERICAN FUNDS      FIDELITY VIP
                                       GLOBAL GROWTH            GROWTH     GROWTH-INCOME        CONTRAFUND
                                   INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                                   ----------------- ----------------- ----------------- -----------------
ASSETS:
  Investments at fair value             $ 18,245,459      $ 42,661,181      $ 21,068,072      $ 19,264,784
                                   ----------------- ----------------- ----------------- -----------------
       Total Assets                       18,245,459        42,661,181        21,068,072        19,264,784
                                   ----------------- ----------------- ----------------- -----------------
LIABILITIES:
  Due to MetLife Insurance Company
     of Connecticut                               23                64                66                41
                                   ----------------- ----------------- ----------------- -----------------
       Total Liabilities                          23                64                66                41
                                   ----------------- ----------------- ----------------- -----------------
NET ASSETS                              $ 18,245,436      $ 42,661,117      $ 21,068,006      $ 19,264,743
                                   ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                                           FTVIPT FRANKLIN
                                        FIDELITY VIP      FIDELITY VIP      FIDELITY VIP     SMALL-MID CAP
                                       EQUITY-INCOME       HIGH INCOME           MID CAP GROWTH SECURITIES
                                   INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                                   ----------------- ----------------- ----------------- -----------------
ASSETS:
  Investments at fair value             $ 14,023,989       $ 3,344,400       $ 8,710,946       $ 6,344,325
                                   ----------------- ----------------- ----------------- -----------------
       Total Assets                       14,023,989         3,344,400         8,710,946         6,344,325
                                   ----------------- ----------------- ----------------- -----------------
LIABILITIES:
  Due to MetLife Insurance Company
     of Connecticut                               52                92                80                87
                                   ----------------- ----------------- ----------------- -----------------
       Total Liabilities                          52                92                80                87
                                   ----------------- ----------------- ----------------- -----------------
NET ASSETS                              $ 14,023,937       $ 3,344,308       $ 8,710,866       $ 6,344,238
                                   ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

                                                                                                       LMPVET
                    FTVIPT TEMPLETON                                                              CLEARBRIDGE
  FTVIPT TEMPLETON       GLOBAL BOND     GOLDMAN SACHS       JANUS ASPEN JANUS ASPEN GLOBAL   VARIABLE EQUITY
FOREIGN SECURITIES        SECURITIES    CAPITAL GROWTH        ENTERPRISE         TECHNOLOGY    INCOME BUILDER
 INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION  INVESTMENT OPTION INVESTMENT OPTION
------------------ ----------------- ----------------- ----------------- ------------------ -----------------
      $ 19,838,490       $ 6,100,466       $ 3,061,048       $ 5,411,910        $ 2,067,122       $ 1,009,147
------------------ ----------------- ----------------- ----------------- ------------------ -----------------
        19,838,490         6,100,466         3,061,048         5,411,910          2,067,122         1,009,147
------------------ ----------------- ----------------- ----------------- ------------------ -----------------
                63                47                81                85                 56                91
------------------ ----------------- ----------------- ----------------- ------------------ -----------------
                63                47                81                85                 56                91
------------------ ----------------- ----------------- ----------------- ------------------ -----------------
      $ 19,838,427       $ 6,100,419       $ 3,060,967       $ 5,411,825        $ 2,067,066       $ 1,009,056
================== ================= ================= ================= ================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                 LMPVET            LMPVET               LMPVET             LMPVET
                                   CLEARBRIDGE VARIABLE       CLEARBRIDGE CLEARBRIDGE VARIABLE        CLEARBRIDGE
                                      AGGRESSIVE GROWTH  VARIABLE CAPITAL    FUNDAMENTAL VALUE VARIABLE INVESTORS
                                      INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION  INVESTMENT OPTION
                                   -------------------- ----------------- -------------------- ------------------
ASSETS:
  Investments at fair value                $ 10,432,512       $ 1,102,560         $ 26,949,993       $ 11,014,195
                                   -------------------- ----------------- -------------------- ------------------
       Total Assets                          10,432,512         1,102,560           26,949,993         11,014,195
                                   -------------------- ----------------- -------------------- ------------------
LIABILITIES:
  Due to MetLife Insurance Company
     of Connecticut                                  52               105                   99                174
                                   -------------------- ----------------- -------------------- ------------------
       Total Liabilities                             52               105                   99                174
                                   -------------------- ----------------- -------------------- ------------------
NET ASSETS                                 $ 10,432,460       $ 1,102,455         $ 26,949,894       $ 11,014,021
                                   ==================== ================= ==================== ==================

The accompanying notes are an integral part of these financial statements.

                         LMPVET GLOBAL
              LMPVET CURRENTS VARIABLE                                                          LMPVIT WESTERN
CLEARBRIDGE VARIABLE  INTERNATIONALALL  LMPVET LIFESTYLE  LMPVET LIFESTYLE  LMPVET LIFESTYLE    ASSET VARIABLE
    LARGE CAP GROWTH   CAP OPPORTUNITY    ALLOCATION 50%    ALLOCATION 70%    ALLOCATION 85%       HIGH INCOME
   INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
-------------------- ----------------- ----------------- ----------------- ----------------- -----------------
         $ 9,340,673       $ 2,030,571         $ 326,378         $ 213,918         $ 222,755       $ 8,138,909
-------------------- ----------------- ----------------- ----------------- ----------------- -----------------
           9,340,673         2,030,571           326,378           213,918           222,755         8,138,909
-------------------- ----------------- ----------------- ----------------- ----------------- -----------------
                  55               181                49                54                57               170
-------------------- ----------------- ----------------- ----------------- ----------------- -----------------
                  55               181                49                54                57               170
-------------------- ----------------- ----------------- ----------------- ----------------- -----------------
         $ 9,340,618       $ 2,030,390         $ 326,329         $ 213,864         $ 222,698       $ 8,138,739
==================== ================= ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      LMPVIT WESTERN                                            MIST HARRIS
                                      ASSET VARIABLE    MIST BLACKROCK       MIST CLARION           OAKMARK
                                        MONEY MARKET        HIGH YIELD GLOBAL REAL ESTATE     INTERNATIONAL
                                   INVESTMENT OPTION INVESTMENT OPTION  INVESTMENT OPTION INVESTMENT OPTION
                                   ----------------- ----------------- ------------------ -----------------
ASSETS:
  Investments at fair value              $ 2,959,224         $ 120,411        $ 3,489,260          $ 12,441
                                   ----------------- ----------------- ------------------ -----------------
       Total Assets                        2,959,224           120,411          3,489,260            12,441
                                   ----------------- ----------------- ------------------ -----------------
LIABILITIES:
  Due to MetLife Insurance Company
     of Connecticut                               80                44                 55                16
                                   ----------------- ----------------- ------------------ -----------------
       Total Liabilities                          80                44                 55                16
                                   ----------------- ----------------- ------------------ -----------------
NET ASSETS                               $ 2,959,144         $ 120,367        $ 3,489,205          $ 12,425
                                   ================= ================= ================== =================

The accompanying notes are an integral part of these financial statements.

                        MIST LAZARD MIST LOOMIS SAYLES  MIST LORD ABBETT  MIST LORD ABBETT      MIST MET/AIM
 MIST JANUS FORTY           MID CAP     GLOBAL MARKETS    BOND DEBENTURE GROWTH AND INCOME  SMALL CAP GROWTH
INVESTMENT OPTION INVESTMENT OPTION  INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
----------------- ----------------- ------------------ ----------------- ----------------- -----------------
     $ 29,808,373           $ 5,848        $ 6,097,768       $ 5,126,834       $ 2,973,362       $ 1,986,022
----------------- ----------------- ------------------ ----------------- ----------------- -----------------
       29,808,373             5,848          6,097,768         5,126,834         2,973,362         1,986,022
----------------- ----------------- ------------------ ----------------- ----------------- -----------------
               45                26                 33                99               109               194
----------------- ----------------- ------------------ ----------------- ----------------- -----------------
               45                26                 33                99               109               194
----------------- ----------------- ------------------ ----------------- ----------------- -----------------
     $ 29,808,328           $ 5,822        $ 6,097,735       $ 5,126,735       $ 2,973,253       $ 1,985,828
================= ================= ================== ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2009

                                            MIST MFS          MIST MFS                             MIST PIMCO
                                            EMERGING          RESEARCH    MIST  OPPENHEIMER         INFLATION
                                      MARKETS EQUITY     INTERNATIONAL CAPITAL APPRECIATION    PROTECTED BOND
                                   INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION INVESTMENT OPTION
                                   ----------------- ----------------- -------------------- -----------------
ASSETS:
  Investments at fair value              $ 9,306,603       $ 6,026,761         $ 17,390,049       $ 4,924,962
                                   ----------------- ----------------- -------------------- -----------------
       Total Assets                        9,306,603         6,026,761           17,390,049         4,924,962
                                   ----------------- ----------------- -------------------- -----------------
LIABILITIES:
  Due to MetLife Insurance Company
     of Connecticut                              151                78                   35                77
                                   ----------------- ----------------- -------------------- -----------------
       Total Liabilities                         151                78                   35                77
                                   ----------------- ----------------- -------------------- -----------------
NET ASSETS                               $ 9,306,452       $ 6,026,683         $ 17,390,014       $ 4,924,885
                                   ================= ================= ==================== =================

The accompanying notes are an integral part of these financial statements.

       MIST PIMCO              MIST      MIST PIONEER  MIST THIRDAVENUE   MIST VAN KAMPEN   MIST VAN KAMPEN
     TOTAL RETURN      PIONEER FUND  STRATEGIC INCOME   SMALL CAP VALUE          COMSTOCK    MID CAP GROWTH
INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
     $ 35,638,934       $ 2,100,829      $ 13,106,432       $ 8,957,659       $ 3,754,452         $ 151,582
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
       35,638,934         2,100,829        13,106,432         8,957,659         3,754,452           151,582
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
               58               203               123                50                72                43
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
               58               203               123                50                72                43
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
     $ 35,638,876       $ 2,100,626      $ 13,106,309       $ 8,957,609       $ 3,754,380         $ 151,539
================= ================= ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                        MSF BARCLAYS
                                   CAPITAL AGGREGATE     MSF BLACKROCK     MSF BLACKROCK     MSF BLACKROCK
                                          BOND INDEX AGGRESSIVE GROWTH       BOND INCOME       DIVERSIFIED
                                   INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                                   ----------------- ----------------- ----------------- -----------------
ASSETS:
  Investments at fair value                 $ 24,383       $ 3,190,339         $ 803,085      $ 10,964,707
                                   ----------------- ----------------- ----------------- -----------------
       Total Assets                           24,383         3,190,339           803,085        10,964,707
                                   ----------------- ----------------- ----------------- -----------------
LIABILITIES:
  Due to MetLife Insurance Company
     of Connecticut                               15               179                91                58
                                   ----------------- ----------------- ----------------- -----------------
       Total Liabilities                          15               179                91                58
                                   ----------------- ----------------- ----------------- -----------------
NET ASSETS                                  $ 24,368       $ 3,190,160         $ 802,994      $ 10,964,649
                                   ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

    MSF BLACKROCK
     LEGACY LARGE     MSF BLACKROCK         MSF DAVIS            MSF FI      MSF JENNISON           MSF METLIFE
       CAP GROWTH      MONEY MARKET     VENTURE VALUE     VALUE LEADERS            GROWTH AGGRESSIVE ALLOCATION
INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION
----------------- ----------------- ----------------- ----------------- ----------------- ---------------------
     $ 27,692,739      $ 41,575,208       $ 1,052,148       $ 8,872,201       $ 1,390,686           $ 1,344,536
----------------- ----------------- ----------------- ----------------- ----------------- ---------------------
       27,692,739        41,575,208         1,052,148         8,872,201         1,390,686             1,344,536
----------------- ----------------- ----------------- ----------------- ----------------- ---------------------
              149                83                38               118               110                   136
----------------- ----------------- ----------------- ----------------- ----------------- ---------------------
              149                83                38               118               110                   136
----------------- ----------------- ----------------- ----------------- ----------------- ---------------------
     $ 27,692,590      $ 41,575,125       $ 1,052,110       $ 8,872,083       $ 1,390,576           $ 1,344,400
================= ================= ================= ================= ================= =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                         MSF METLIFE         MSF METLIFE                              MSF METLIFE
                                        CONSERVATIVE     CONSERVATIVE TO         MSF METLIFE           MODERATE TO
                                          ALLOCATION MODERATE ALLOCATION MODERATE ALLOCATION AGGRESSIVE ALLOCATION
                                   INVESTMENT OPTION   INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION
                                   ----------------- ------------------- ------------------- ---------------------
ASSETS:
  Investments at fair value              $ 3,158,848        $ 1,089,275        $ 4,835,418          $ 4,750,112
                                   ----------------- ------------------- ------------------- ---------------------
       Total Assets                        3,158,848          1,089,275          4,835,418            4,750,112
                                   ----------------- ------------------- ------------------- ---------------------
LIABILITIES:
  Due to MetLife Insurance Company
     of Connecticut                              120                127                 99                  150
                                   ----------------- ------------------- ------------------- ---------------------
       Total Liabilities                         120                127                 99                  150
                                   ----------------- ------------------- ------------------- ---------------------
NET ASSETS                               $ 3,158,728        $ 1,089,148        $ 4,835,319          $ 4,749,962
                                   ================= =================== =================== =====================

The accompanying notes are an integral part of these financial statements.

      MSF METLIFE           MSF MFS                   MSF MORGAN STANLEY   MSF OPPENHEIMER  MSF RUSSELL 2000
      STOCK INDEX      TOTAL RETURN     MSF MFS VALUE         EAFE INDEX     GLOBAL EQUITY             INDEX
INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION  INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
----------------- ----------------- ----------------- ------------------ ----------------- -----------------
     $ 45,241,721      $ 29,851,401       $ 6,094,121          $ 133,626      $ 20,880,190      $ 13,977,046
----------------- ----------------- ----------------- ------------------ ----------------- -----------------
       45,241,721        29,851,401         6,094,121            133,626        20,880,190        13,977,046
----------------- ----------------- ----------------- ------------------ ----------------- -----------------
               71               156               121                 54                79               103
----------------- ----------------- ----------------- ------------------ ----------------- -----------------
               71               156               121                 54                79               103
----------------- ----------------- ----------------- ------------------ ----------------- -----------------
     $ 45,241,650      $ 29,851,245       $ 6,094,000          $ 133,572      $ 20,880,111      $ 13,976,943
================= ================= ================= ================== ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2009

                                                                       MSF WESTERN ASSET
                                   MSF T. ROWE PRICE MSF T. ROWE PRICE        MANAGEMENT       PIONEER VCT
                                    LARGE CAP GROWTH  SMALL CAP GROWTH   U.S. GOVERNMENT     MID CAP VALUE
                                   INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                                   ----------------- ----------------- ----------------- -----------------
ASSETS:
  Investments at fair value              $ 1,989,803       $ 5,830,390      $ 16,552,919       $ 4,698,815
                                   ----------------- ----------------- ----------------- -----------------
       Total Assets                        1,989,803         5,830,390        16,552,919         4,698,815
                                   ----------------- ----------------- ----------------- -----------------
LIABILITIES:
  Due to MetLife Insurance Company
     of Connecticut                               56                50                62                93
                                   ----------------- ----------------- ----------------- -----------------
       Total Liabilities                          56                50                62                93
                                   ----------------- ----------------- ----------------- -----------------
NET ASSETS                               $ 1,989,747       $ 5,830,340      $ 16,552,857       $ 4,698,722
                                   ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

                        VANGUARD VIF VANGUARD VIF TOTAL
THE MERGER FUND VL     MID-CAP INDEX STOCK MARKET INDEX
 INVESTMENT OPTION INVESTMENT OPTION  INVESTMENT OPTION
------------------ ----------------- ------------------
       $ 3,867,558       $ 2,854,071        $ 3,653,593
------------------ ----------------- ------------------
         3,867,558         2,854,071          3,653,593
------------------ ----------------- ------------------
               103               103                137
------------------ ----------------- ------------------
               103               103                137
------------------ ----------------- ------------------
       $ 3,867,455       $ 2,853,968        $ 3,653,456
================== ================= ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

                                              AMERICAN FUNDS       AMERICAN FUNDS       AMERICAN FUNDS         FIDELITY VIP
                                               GLOBAL GROWTH               GROWTH        GROWTH-INCOME           CONTRAFUND
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           -------------------- -------------------- -------------------- --------------------
INVESTMENT INCOME:
      Dividends                                    $ 216,432            $ 242,893            $ 301,338            $ 215,987
                                           -------------------- -------------------- -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                      114,779              289,449              151,964              128,723
      Administrative charges                           4,804               15,862                4,649                7,123
                                           -------------------- -------------------- -------------------- --------------------
        Total expenses                               119,583              305,311              156,613              135,846
                                           -------------------- -------------------- -------------------- --------------------
           Net investment income (loss)               96,849              (62,418)             144,725               80,141
                                           -------------------- -------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                         --                   --                   --                4,642
      Realized gains (losses) on sale of
        investments                                 (482,505)          (1,078,409)          (1,013,650)            (806,794)
                                           -------------------- -------------------- -------------------- --------------------
           Net realized gains (losses)              (482,505)          (1,078,409)          (1,013,650)            (802,152)
                                           -------------------- -------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                             5,519,055           13,350,640            6,107,152            5,733,078
                                           -------------------- -------------------- -------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                5,036,550           12,272,231            5,093,502            4,930,926
                                           -------------------- -------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                $ 5,133,399         $ 12,209,813          $ 5,238,227          $ 5,011,067
                                           ==================== ==================== ==================== ====================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

                                                                 FTVIPT FRANKLIN                           FTVIPT TEMPLETON
     FIDELITY VIP         FIDELITY VIP         FIDELITY VIP        SMALL-MID CAP      FTVIPT TEMPLETON          GLOBAL BOND
    EQUITY-INCOME          HIGH INCOME              MID CAP    GROWTH SECURITIES    FOREIGN SECURITIES           SECURITIES
INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
-------------------- -------------------- -------------------- -------------------- --------------------- -----------------
        $ 277,771            $ 240,410             $ 34,084                 $ --             $ 563,181            $ 229,039
-------------------- -------------------- -------------------- -------------------- --------------------- -----------------
           93,200               22,313               55,795               42,508               134,353               20,016
            8,839                1,956                2,106                2,228                 7,657                2,288
-------------------- -------------------- -------------------- -------------------- --------------------- -----------------
          102,039               24,269               57,901               44,736               142,010               22,304
-------------------- -------------------- -------------------- -------------------- --------------------- -----------------
          175,732              216,141              (23,817)             (44,736)              421,171              206,735
-------------------- -------------------- -------------------- -------------------- --------------------- -----------------
               --                   --               39,636                   --               694,774                   --
       (1,202,899)            (229,922)            (454,873)            (154,997)             (905,781)              59,701
-------------------- -------------------- -------------------- -------------------- --------------------- -----------------
       (1,202,899)            (229,922)            (415,237)            (154,997)             (211,007)              59,701
-------------------- -------------------- -------------------- -------------------- --------------------- -----------------
        4,213,901            1,063,013            2,849,743            2,155,896             5,165,509               57,665
-------------------- -------------------- -------------------- -------------------- --------------------- -----------------
        3,011,002              833,091            2,434,506            2,000,899             4,954,502              117,366
-------------------- -------------------- -------------------- -------------------- --------------------- -----------------
      $ 3,186,734          $ 1,049,232          $ 2,410,689          $ 1,956,163           $ 5,375,673            $ 324,101
==================== ==================== ==================== ==================== ===================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                                                     LMPVET
                                                                                                                CLEARBRIDGE
                                               GOLDMAN SACHS          JANUS ASPEN          JANUS ASPEN      VARIABLE EQUITY
                                              CAPITAL GROWTH           ENTERPRISE    GLOBAL TECHNOLOGY       INCOME BUILDER
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           -------------------- -------------------- -------------------- --------------------
INVESTMENT INCOME:
      Dividends                                     $ 12,101                 $ --                 $ --             $ 27,304
                                           -------------------- -------------------- -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                       19,081               36,749               11,268                6,424
      Administrative charges                           1,822                1,448                  456                   12
                                           -------------------- -------------------- -------------------- --------------------
        Total expenses                                20,903               38,197               11,724                6,436
                                           -------------------- -------------------- -------------------- --------------------
           Net investment income (loss)               (8,802)             (38,197)             (11,724)              20,868
                                           -------------------- -------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                         --                   --                   --                   --
      Realized gains (losses) on sale of
        investments                                  (12,402)            (151,498)             (92,476)             (99,442)
                                           -------------------- -------------------- -------------------- --------------------
           Net realized gains (losses)               (12,402)            (151,498)             (92,476)             (99,442)
                                           -------------------- -------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                               942,695            1,844,406              721,561              248,446
                                           -------------------- -------------------- -------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                  930,293            1,692,908              629,085              149,004
                                           -------------------- -------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                  $ 921,491          $ 1,654,711            $ 617,361            $ 169,872
                                           ==================== ==================== ==================== ====================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

             LMPVET                                LMPVET                                    LMPVET                    LMPVET
        CLEARBRIDGE             LMPVET        CLEARBRIDGE              LMPVET           CLEARBRIDGE           GLOBAL CURRENTS
VARIABLE AGGRESSIVE        CLEARBRIDGE           VARIABLE         CLEARBRIDGE    VARIABLE LARGE CAP    VARIABLE INTERNATIONAL
             GROWTH   VARIABLE CAPITAL  FUNDAMENTAL VALUE  VARIABLE INVESTORS                GROWTH       ALL CAP OPPORTUNITY
  INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION         INVESTMENT OPTION
-------------------- ------------------ ------------------ --------------------- --------------------- -------------------------
              $ --            $ 5,541          $ 320,969           $ 189,483              $ 22,102                  $ 20,735
-------------------- ------------------ ------------------ --------------------- --------------------- -------------------------
            70,868              7,162            192,477              81,844                65,735                    15,713
             3,094                270             24,811              11,622                 3,807                     5,657
-------------------- ------------------ ------------------ --------------------- --------------------- -------------------------
            73,962              7,432            217,288              93,466                69,542                    21,370
-------------------- ------------------ ------------------ --------------------- --------------------- -------------------------
           (73,962)            (1,891)           103,681              96,017               (47,440)                     (635)
-------------------- ------------------ ------------------ --------------------- --------------------- -------------------------
                --                 --                 --                  --                    --                        --
          (122,082)          (110,841)        (1,165,650)         (1,339,875)             (223,785)                 (602,695)
-------------------- ------------------ ------------------ --------------------- --------------------- -------------------------
          (122,082)          (110,841)        (1,165,650)         (1,339,875)             (223,785)                 (602,695)
-------------------- ------------------ ------------------ --------------------- --------------------- -------------------------
         2,854,707            403,120          7,123,624           3,350,744             3,119,468                 1,025,937
-------------------- ------------------ ------------------ --------------------- --------------------- -------------------------
         2,732,625            292,279          5,957,974           2,010,869             2,895,683                   423,242
-------------------- ------------------ ------------------ --------------------- --------------------- -------------------------
       $ 2,658,663          $ 290,388        $ 6,061,655         $ 2,106,886           $ 2,848,243                 $ 422,607
==================== ================== ================== ===================== ===================== =========================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                                                     LMPVIT
                                                                                                              WESTERN ASSET
                                            LMPVET LIFESTYLE     LMPVET LIFESTYLE     LMPVET LIFESTYLE             VARIABLE
                                              ALLOCATION 50%       ALLOCATION 70%       ALLOCATION 85%          HIGH INCOME
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           -------------------- -------------------- -------------------- --------------------
INVESTMENT INCOME:
      Dividends                                     $ 14,831              $ 6,688              $ 4,575            $ 808,684
                                           -------------------- -------------------- -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                        2,714                1,775                1,749               52,607
      Administrative charges                           1,206                  789                  777                5,996
                                           -------------------- -------------------- -------------------- --------------------
        Total expenses                                 3,920                2,564                2,526               58,603
                                           -------------------- -------------------- -------------------- --------------------
           Net investment income (loss)               10,911                4,124                2,049              750,081
                                           -------------------- -------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                         --                   --                   --                   --
      Realized gains (losses) on sale of
        investments                                  (23,900)             (18,989)              (9,688)            (590,574)
                                           -------------------- -------------------- -------------------- --------------------
           Net realized gains (losses)               (23,900)             (18,989)              (9,688)            (590,574)
                                           -------------------- -------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                                95,286               65,614               61,618            2,849,928
                                           -------------------- -------------------- -------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                   71,386               46,625               51,930            2,259,354
                                           -------------------- -------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ 82,297             $ 50,749             $ 53,979          $ 3,009,435
                                           ==================== ==================== ==================== ====================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

           LMPVIT
    WESTERN ASSET                                                     MIST HARRIS
         VARIABLE       MIST BLACKROCK          MIST CLARION              OAKMARK                               MIST LAZARD
     MONEY MARKET           HIGH YIELD    GLOBAL REAL ESTATE        INTERNATIONAL     MIST JANUS FORTY              MID CAP
INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
-------------------- -------------------- --------------------- -------------------- -------------------- --------------------
          $ 8,188              $ 6,719             $ 102,540                $ 821                 $ --                 $ 68
-------------------- -------------------- --------------------- -------------------- -------------------- --------------------
           30,341                  605                22,332                   89              202,927                   45
           13,506                   45                 1,344                   39               17,598                   19
-------------------- -------------------- --------------------- -------------------- -------------------- --------------------
           43,847                  650                23,676                  128              220,525                   64
-------------------- -------------------- --------------------- -------------------- -------------------- --------------------
          (35,659)               6,069                78,864                  693             (220,525)                   4
-------------------- -------------------- --------------------- -------------------- -------------------- --------------------
               --                   --                    --                   --                   --                   --
               --               (3,252)             (467,081)                (502)          (1,775,261)              (1,593)
-------------------- -------------------- --------------------- -------------------- -------------------- --------------------
               --               (3,252)             (467,081)                (502)          (1,775,261)              (1,593)
-------------------- -------------------- --------------------- -------------------- -------------------- --------------------
               --               40,967             1,323,499                4,239           11,097,480                3,066
-------------------- -------------------- --------------------- -------------------- -------------------- --------------------
               --               37,715               856,418                3,737            9,322,219                1,473
-------------------- -------------------- --------------------- -------------------- -------------------- --------------------
        $ (35,659)            $ 43,784             $ 935,282              $ 4,430          $ 9,101,694              $ 1,477
==================== ==================== ===================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                           MIST LOOMIS SAYLES     MIST LORD ABBETT     MIST LORD ABBETT         MIST MET/AIM
                                               GLOBAL MARKETS       BOND DEBENTURE    GROWTH AND INCOME     SMALL CAP GROWTH
                                            INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           --------------------- -------------------- -------------------- --------------------
INVESTMENT INCOME:
      Dividends                                     $ 131,512            $ 366,714             $ 55,245                 $ --
                                           --------------------- -------------------- -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                        39,245               35,882               19,659               11,852
      Administrative charges                            3,498                1,464                  535                1,001
                                           --------------------- -------------------- -------------------- --------------------
        Total expenses                                 42,743               37,346               20,194               12,853
                                           --------------------- -------------------- -------------------- --------------------
           Net investment income (loss)                88,769              329,368               35,051              (12,853)
                                           --------------------- -------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --                   --                   --                   --
      Realized gains (losses) on sale of
        investments                                  (392,419)             (77,784)            (197,225)             (62,340)
                                           --------------------- -------------------- -------------------- --------------------
           Net realized gains (losses)               (392,419)             (77,784)            (197,225)             (62,340)
                                           --------------------- -------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                              2,128,467            1,191,129              600,219              567,584
                                           --------------------- -------------------- -------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                 1,736,048            1,113,345              402,994              505,244
                                           --------------------- -------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                 $ 1,824,817          $ 1,442,713            $ 438,045            $ 492,391
                                           ===================== ==================== ==================== ====================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

                                                                              MIST
MIST MFS EMERGING    MIST MFS RESEARCH        MIST OPPENHEIMER     PIMCO INFLATION            MIST PIMCO
   MARKETS EQUITY        INTERNATIONAL    CAPITAL APPRECIATION      PROTECTED BOND          TOTAL RETURN    MIST PIONEER FUND
INVESTMENT OPTION    INVESTMENT OPTION       INVESTMENT OPTION   INVESTMENT OPTION INVESTMENT OPTION (a)    INVESTMENT OPTION
-------------------- -------------------- ---------------------- ----------------- ------------------------ --------------------
        $ 128,942            $ 153,230                   $ --            $ 151,316                  $ --             $ 18,140
-------------------- -------------------- ---------------------- ----------------- ------------------------ --------------------
           51,800               39,316                113,018               32,706               180,960               13,616
            1,407                2,313                 10,570                1,815                 8,409                3,505
-------------------- -------------------- ---------------------- ----------------- ------------------------ --------------------
           53,207               41,629                123,588               34,521               189,369               17,121
-------------------- -------------------- ---------------------- ----------------- ------------------------ --------------------
           75,735              111,601               (123,588)             116,795              (189,369)               1,019
-------------------- -------------------- ---------------------- ----------------- ------------------------ --------------------
               --                   --                     --                   --                    --                   --
         (522,884)            (435,027)            (1,078,093)               4,700               140,029              (46,185)
-------------------- -------------------- ---------------------- ----------------- ------------------------ --------------------
         (522,884)            (435,027)            (1,078,093)               4,700               140,029              (46,185)
-------------------- -------------------- ---------------------- ----------------- ------------------------ --------------------
        3,974,369            1,765,102              6,538,235              510,874             3,899,961              487,217
-------------------- -------------------- ---------------------- ----------------- ------------------------ --------------------
        3,451,485            1,330,075              5,460,142              515,574             4,039,990              441,032
-------------------- -------------------- ---------------------- ----------------- ------------------------ --------------------
      $ 3,527,220          $ 1,441,676            $ 5,336,554            $ 632,369           $ 3,850,621            $ 442,051
==================== ==================== ====================== ================= ======================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                MIST PIONEER    MIST THIRD AVENUE          MIST VAN KAMPEN      MIST VAN KAMPEN
                                            STRATEGIC INCOME      SMALL CAP VALUE                 COMSTOCK       MID CAP GROWTH
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION (a)    INVESTMENT OPTION
                                           -------------------- -------------------- ------------------------ --------------------
INVESTMENT INCOME:
      Dividends                                    $ 665,894             $ 89,666                     $ --                 $ --
                                           -------------------- -------------------- ------------------------ --------------------
EXPENSES:
      Mortality and expense risk
        charges                                       95,800               60,248                   17,610                  906
      Administrative charges                           9,988                2,707                      469                   --
                                           -------------------- -------------------- ------------------------ --------------------
        Total expenses                               105,788               62,955                   18,079                  906
                                           -------------------- -------------------- ------------------------ --------------------
           Net investment income (loss)              560,106               26,711                  (18,079)                (906)
                                           -------------------- -------------------- ------------------------ --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                         --               83,219                       --                   --
      Realized gains (losses) on sale of
        investments                                  (47,762)            (353,201)                  40,928               (8,139)
                                           -------------------- -------------------- ------------------------ --------------------
           Net realized gains (losses)               (47,762)            (269,982)                  40,928               (8,139)
                                           -------------------- -------------------- ------------------------ --------------------
     Change in unrealized gains (losses)
        on investments                             2,824,416            2,097,868                  858,117               62,068
                                           -------------------- -------------------- ------------------------ --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                2,776,654            1,827,886                  899,045               53,929
                                           -------------------- -------------------- ------------------------ --------------------
     Net increase (decrease) in net assets
        resulting from operations                $ 3,336,760          $ 1,854,597                $ 880,966             $ 53,023
                                           ==================== ==================== ======================== ====================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

                                                                                               MSF BLACKROCK
MSF BARCLAYS CAPITAL        MSF BLACKROCK        MSF BLACKROCK        MSF BLACKROCK         LEGACY LARGE CAP        MSF BLACKROCK
AGGREGATE BOND INDEX    AGGRESSIVE GROWTH          BOND INCOME          DIVERSIFIED                   GROWTH         MONEY MARKET
   INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION (a)    INVESTMENT OPTION
----------------------- -------------------- -------------------- -------------------- ------------------------ --------------------
             $ 1,481              $ 1,753             $ 58,896            $ 200,602                     $ --            $ 218,671
----------------------- -------------------- -------------------- -------------------- ------------------------ --------------------
                 142               21,132                7,848               61,227                  138,117              385,318
                  --                1,612                3,489                3,024                   21,509               22,078
----------------------- -------------------- -------------------- -------------------- ------------------------ --------------------
                 142               22,744               11,337               64,251                  159,626              407,396
----------------------- -------------------- -------------------- -------------------- ------------------------ --------------------
               1,339              (20,991)              47,559              136,351                 (159,626)            (188,725)
----------------------- -------------------- -------------------- -------------------- ------------------------ --------------------
                  --                   --                   --                   --                       --                   --
                   9             (231,402)             (60,337)             (91,711)                 348,090                   --
----------------------- -------------------- -------------------- -------------------- ------------------------ --------------------
                   9             (231,402)             (60,337)             (91,711)                 348,090                   --
----------------------- -------------------- -------------------- -------------------- ------------------------ --------------------
                (289)           1,303,535               77,899            1,676,673                6,453,133                   --
----------------------- -------------------- -------------------- -------------------- ------------------------ --------------------
                (280)           1,072,133               17,562            1,584,962                6,801,223                   --
----------------------- -------------------- -------------------- -------------------- ------------------------ --------------------
             $ 1,059          $ 1,051,142             $ 65,121          $ 1,721,313              $ 6,641,597           $ (188,725)
======================= ==================== ==================== ==================== ======================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                           MSF DAVIS VENTURE         MSF FI VALUE         MSF JENNISON              MSF METLIFE
                                                       VALUE              LEADERS               GROWTH    AGGRESSIVE ALLOCATION
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION        INVESTMENT OPTION
                                           -------------------- -------------------- -------------------- -----------------------
INVESTMENT INCOME:
      Dividends                                     $ 10,523            $ 207,307              $ 2,300                $ 23,278
                                           -------------------- -------------------- -------------------- -----------------------
EXPENSES:
      Mortality and expense risk
        charges                                        5,866               60,721                9,493                   9,214
      Administrative charges                             329                3,172                  104                     502
                                           -------------------- -------------------- -------------------- -----------------------
        Total expenses                                 6,195               63,893                9,597                   9,716
                                           -------------------- -------------------- -------------------- -----------------------
           Net investment income (loss)                4,328              143,414               (7,297)                 13,562
                                           -------------------- -------------------- -------------------- -----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                         --                   --                   --                   1,906
      Realized gains (losses) on sale of
        investments                                  (21,414)            (622,943)             (78,345)               (177,874)
                                           -------------------- -------------------- -------------------- -----------------------
           Net realized gains (losses)               (21,414)            (622,943)             (78,345)               (175,968)
                                           -------------------- -------------------- -------------------- -----------------------
     Change in unrealized gains (losses)
        on investments                               239,393            2,029,236              486,309                 470,087
                                           -------------------- -------------------- -------------------- -----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                  217,979            1,406,293              407,964                 294,119
                                           -------------------- -------------------- -------------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations                  $ 222,307          $ 1,549,707            $ 400,667               $ 307,681
                                           ==================== ==================== ==================== =======================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

                                                                    MSF METLIFE
      MSF METLIFE         MSF METLIFE                                MODERATE TO
     CONSERVATIVE     CONSERVATIVE TO           MSF METLIFE           AGGRESSIVE          MSF METLIFE              MSF MFS
       ALLOCATION MODERATE ALLOCATION   MODERATE ALLOCATION           ALLOCATION          STOCK INDEX         TOTAL RETURN
INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
----------------- --------------------- --------------------- -------------------- -------------------- --------------------
         $ 29,943           $ 26,417              $ 99,940            $ 100,162            $ 435,003          $ 1,169,317
----------------- --------------------- --------------------- -------------------- -------------------- --------------------
            9,297              6,733                28,020               31,279              259,751              225,399
              940                595                 2,184                1,504               19,948               28,741
----------------- --------------------- --------------------- -------------------- -------------------- --------------------
           10,237              7,328                30,204               32,783              279,699              254,140
----------------- --------------------- --------------------- -------------------- -------------------- --------------------
           19,706             19,089                69,736               67,379              155,304              915,177
----------------- --------------------- --------------------- -------------------- -------------------- --------------------
            6,079              5,973                52,736               54,883              325,217                   --
           15,196            (23,857)              (71,533)            (483,630)          (1,105,032)          (1,413,502)
----------------- --------------------- --------------------- -------------------- -------------------- --------------------
           21,275            (17,884)              (18,797)            (428,747)            (779,815)          (1,413,502)
----------------- --------------------- --------------------- -------------------- -------------------- --------------------
          130,085            176,329               758,618            1,405,404           10,443,994            4,978,995
----------------- --------------------- --------------------- -------------------- -------------------- --------------------
          151,360            158,445               739,821              976,657            9,664,179            3,565,493
----------------- --------------------- --------------------- -------------------- -------------------- --------------------
        $ 171,066          $ 177,534             $ 809,557          $ 1,044,036          $ 9,819,483          $ 4,480,670
================= ===================== ===================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                MSF MORGAN STANLEY      MSF OPPENHEIMER     MSF RUSSELL 2000
                                               MSF MFS VALUE            EAFE INDEX        GLOBAL EQUITY                INDEX
                                           INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           -------------------- --------------------- -------------------- --------------------
INVESTMENT INCOME:
      Dividends                                         $ --               $ 5,286            $ 463,379            $ 247,801
                                           -------------------- --------------------- -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                       41,689                   788              136,798               93,778
      Administrative charges                           3,403                    39               11,687                6,394
                                           -------------------- --------------------- -------------------- --------------------
        Total expenses                                45,092                   827              148,485              100,172
                                           -------------------- --------------------- -------------------- --------------------
           Net investment income (loss)              (45,092)                4,459              314,894              147,629
                                           -------------------- --------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                         --                   858                   --              337,432
      Realized gains (losses) on sale of
        investments                                 (300,232)              (16,407)          (1,634,244)            (966,075)
                                           -------------------- --------------------- -------------------- --------------------
           Net realized gains (losses)              (300,232)              (15,549)          (1,634,244)            (628,643)
                                           -------------------- --------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                             1,351,218                46,942            7,327,713            3,405,948
                                           -------------------- --------------------- -------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                1,050,986                31,393            5,693,469            2,777,305
                                           -------------------- --------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                $ 1,005,894              $ 35,852          $ 6,008,363          $ 2,924,934
                                           ==================== ===================== ==================== ====================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

                                           MSF WESTERN ASSET
MSF T. ROWE PRICE    MSF T. ROWE PRICE            MANAGEMENT          PIONEER VCT                               VANGUARD VIF
 LARGE CAP GROWTH     SMALL CAP GROWTH       U.S. GOVERNMENT        MID CAP VALUE    THE MERGER FUND VL        MID-CAP INDEX
INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
-------------------- -------------------- -------------------- -------------------- --------------------- --------------------
          $ 5,209              $ 2,997            $ 753,567             $ 53,148             $ 121,739             $ 42,767
-------------------- -------------------- -------------------- -------------------- --------------------- --------------------
           12,435               38,704              105,118               31,701                29,839               19,049
              238                2,408               10,052                  812                 2,622                1,892
-------------------- -------------------- -------------------- -------------------- --------------------- --------------------
           12,673               41,112              115,170               32,513                32,461               20,941
-------------------- -------------------- -------------------- -------------------- --------------------- --------------------
           (7,464)             (38,115)             638,397               20,635                89,278               21,826
-------------------- -------------------- -------------------- -------------------- --------------------- --------------------
               --              137,359                   --                   --                 2,840              106,916
          (58,940)            (190,072)             (31,562)            (522,984)              (18,915)            (317,266)
-------------------- -------------------- -------------------- -------------------- --------------------- --------------------
          (58,940)             (52,713)             (31,562)            (522,984)              (16,075)            (210,350)
-------------------- -------------------- -------------------- -------------------- --------------------- --------------------
          645,446            1,717,410              (31,594)           1,398,282               313,824            1,060,006
-------------------- -------------------- -------------------- -------------------- --------------------- --------------------
          586,506            1,664,697              (63,156)             875,298               297,749              849,656
-------------------- -------------------- -------------------- -------------------- --------------------- --------------------
        $ 579,042          $ 1,626,582            $ 575,241            $ 895,933             $ 387,027            $ 871,482
==================== ==================== ==================== ==================== ===================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                           VANGUARD VIF TOTAL
                                           STOCK MARKET INDEX
                                            INVESTMENT OPTION
                                           ---------------------
INVESTMENT INCOME:
      Dividends                                      $ 59,621
                                           ---------------------
EXPENSES:
      Mortality and expense risk
        charges                                        25,087
      Administrative charges                            2,748
                                           ---------------------
        Total expenses                                 27,835
                                           ---------------------
           Net investment income (loss)                31,786
                                           ---------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                     119,713
      Realized gains (losses) on sale of
        investments                                  (358,646)
                                           ---------------------
           Net realized gains (losses)               (238,933)
                                           ---------------------
     Change in unrealized gains (losses)
        on investments                                987,522
                                           ---------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                   748,589
                                           ---------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ 780,375
                                           =====================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                 AMERICAN FUNDS GLOBAL GROWTH           AMERICAN FUNDS GROWTH    AMERICAN FUNDS GROWTH-INCOME
                                            INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------- ------------------------------- -------------------------------
                                         2009            2008            2009            2008            2009            2008
                                 --------------- --------------- --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET
 ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 96,849       $ 183,267       $ (62,418)         $ (913)      $ 144,725       $ 235,324
  Net realized gains (losses)        (482,505)      1,528,326      (1,078,409)      5,553,452      (1,013,650)      1,465,349
  Change in unrealized gains
     (losses) on investments        5,519,055      (9,886,681)     13,350,640     (31,301,997)      6,107,152     (13,132,403)
                                 --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              5,133,399      (8,175,088)     12,209,813     (25,749,458)      5,238,227     (11,431,730)
                                 --------------- --------------- --------------- --------------- --------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners             1,597,505       2,572,828       2,778,095       4,157,548       2,332,297       3,959,920
  Net transfers (including
     fixed account)                  (110,035)        (67,195)     (1,864,731)        129,689      (2,331,084)       (767,745)
  Policy charges                     (957,812)       (981,604)     (2,041,404)     (2,266,886)     (1,486,724)     (1,596,761)
  Transfers for policy benefits
     and terminations                (433,403)       (463,427)     (1,130,641)     (1,212,281)     (1,038,909)       (746,246)
                                 --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from policy transactions        96,255       1,060,602      (2,258,681)        808,070      (2,524,420)        849,168
                                 --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets                5,229,654      (7,114,486)      9,951,132     (24,941,388)      2,713,807     (10,582,562)
NET ASSETS:
  Beginning of year                13,015,782      20,130,268      32,709,985      57,651,373      18,354,199      28,936,761
                                 --------------- --------------- --------------- --------------- --------------- ---------------
  End of year                    $ 18,245,436    $ 13,015,782    $ 42,661,117    $ 32,709,985    $ 21,068,006    $ 18,354,199
                                 =============== =============== =============== =============== =============== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

     FIDELITY VIP CONTRAFUND      FIDELITY VIP EQUITY-INCOME      FIDELITY VIP HIGH INCOME          FIDELITY VIP MID CAP
           INVESTMENT OPTION               INVESTMENT OPTION             INVESTMENT OPTION             INVESTMENT OPTION
------------------------------- ------------------------------- ----------------------------- -----------------------------
        2009            2008            2009            2008           2009           2008           2009           2008
--------------- --------------- --------------- --------------- -------------- -------------- -------------- --------------
    $ 80,141        $ 18,822       $ 175,732       $ 291,928      $ 216,141      $ 270,772      $ (23,817)     $ (48,076)
    (802,152)         69,810      (1,202,899)       (473,176)      (229,922)      (273,245)      (415,237)     1,223,116
   5,733,078     (11,130,304)      4,213,901      (9,439,408)     1,063,013       (983,972)     2,849,743     (5,318,532)
--------------- --------------- --------------- --------------- -------------- -------------- -------------- --------------
   5,011,067     (11,041,672)      3,186,734      (9,620,656)     1,049,232       (986,445)     2,410,689     (4,143,492)
--------------- --------------- --------------- --------------- -------------- -------------- -------------- --------------
   1,011,425       1,674,882       1,002,154       1,159,868        219,531        232,715        853,279      1,347,670
    (458,000)        520,526        (289,051)       (597,621)       127,617        (76,333)       193,915       (260,200)
    (807,651)       (852,271)     (1,049,941)     (1,136,647)      (277,887)      (265,205)      (529,748)      (639,519)
    (311,413)       (367,638)       (893,718)     (1,133,590)      (316,697)      (196,881)      (370,352)      (360,372)
--------------- --------------- --------------- --------------- -------------- -------------- -------------- --------------
    (565,639)        975,499      (1,230,556)     (1,707,990)      (247,436)      (305,704)       147,094         87,579
--------------- --------------- --------------- --------------- -------------- -------------- -------------- --------------
   4,445,428     (10,066,173)      1,956,178     (11,328,646)       801,796     (1,292,149)     2,557,783     (4,055,913)
  14,819,315      24,885,488      12,067,759      23,396,405      2,542,512      3,834,661      6,153,083     10,208,996
--------------- --------------- --------------- --------------- -------------- -------------- -------------- --------------
$ 19,264,743    $ 14,819,315    $ 14,023,937    $ 12,067,759    $ 3,344,308    $ 2,542,512    $ 8,710,866    $ 6,153,083
=============== =============== =============== =============== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                    FTVIPT FRANKLIN SMALL-MID CAP                FTVIPT TEMPLETON              FTVIPT TEMPLETON
                                                GROWTH SECURITIES              FOREIGN SECURITIES        GLOBAL BOND SECURITIES
                                                INVESTMENT OPTION               INVESTMENT OPTION             INVESTMENT OPTION
                                    -------------------------------- ------------------------------- -----------------------------
                                           2009              2008            2009            2008           2009           2008
                                    -------------- ----------------- --------------- --------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ (44,736)        $ (53,377)      $ 421,171       $ 313,492      $ 206,735       $ 48,436
  Net realized gains (losses)          (154,997)          772,164        (211,007)      1,984,419         59,701         65,425
  Change in unrealized gains
     (losses) on investments          2,155,896        (4,083,049)      5,165,509     (12,946,388)        57,665        (22,691)
                                    -------------- ----------------- --------------- --------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                1,956,163        (3,364,262)      5,375,673     (10,648,477)       324,101         91,170
                                    -------------- ----------------- --------------- --------------- -------------- --------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                 308,542           387,441       1,009,793       1,444,604        112,871        127,402
  Net transfers (including
     fixed account)                    (310,043)          379,637      (1,522,263)      1,287,318      4,457,937        (38,116)
  Policy charges                       (243,513)         (245,049)       (790,688)       (839,864)      (201,076)      (166,439)
  Transfers for policy benefits
     and terminations                   (92,325)          (89,354)       (284,443)       (305,864)      (202,555)      (177,484)
                                    -------------- ----------------- --------------- --------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions             (337,339)          432,675      (1,587,601)      1,586,194      4,167,177       (254,637)
                                    -------------- ----------------- --------------- --------------- -------------- --------------
     Net increase (decrease)
       in net assets                  1,618,824        (2,931,587)      3,788,072      (9,062,283)     4,491,278       (163,467)
NET ASSETS:
  Beginning of year                   4,725,414         7,657,001      16,050,355      25,112,638      1,609,141      1,772,608
                                    -------------- ----------------- --------------- --------------- -------------- --------------
  End of year                       $ 6,344,238       $ 4,725,414    $ 19,838,427    $ 16,050,355    $ 6,100,419    $ 1,609,141
                                    ============== ================= =============== =============== ============== ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                               LMPVET CLEARBRIDGE VARIABLE
GOLDMAN SACHS CAPITAL GROWTH        JANUS ASPEN ENTERPRISE    JANUS ASPEN GLOBAL TECHNOLOGY          EQUITY INCOME BUILDER
           INVESTMENT OPTION             INVESTMENT OPTION                INVESTMENT OPTION              INVESTMENT OPTION
------------------------------- ----------------------------- ------------------------------- ------------------------------
       2009             2008           2009           2008           2009             2008           2009            2008
-------------- ---------------- -------------- -------------- -------------- ---------------- -------------- ---------------
   $ (8,802)       $ (20,785)     $ (38,197)     $ (55,074)     $ (11,724)       $ (12,727)      $ 20,868         $ 2,884
    (12,402)           1,752       (151,498)       725,084        (92,476)           9,077        (99,442)        (18,158)
    942,695       (1,372,368)     1,844,406     (4,427,787)       721,561       (1,028,110)       248,446        (411,239)
-------------- ---------------- -------------- -------------- -------------- ---------------- -------------- ---------------
    921,491       (1,391,401)     1,654,711     (3,757,777)       617,361       (1,031,760)       169,872        (426,513)
-------------- ---------------- -------------- -------------- -------------- ---------------- -------------- ---------------
     85,990          141,561        403,804        586,996        163,124          181,315        185,631         265,518
    274,275           90,299       (540,919)      (256,403)       251,178           13,281        (45,572)        (80,366)
    (82,128)         (81,736)      (370,343)      (439,086)      (133,974)        (139,198)       (74,698)        (88,107)
    (44,556)         (21,744)      (347,045)      (477,195)       (65,281)         (66,153)       (20,752)        (33,648)
-------------- ---------------- -------------- -------------- -------------- ---------------- -------------- ---------------
    233,581          128,380       (854,503)      (585,688)       215,047          (10,755)        44,609          63,397
-------------- ---------------- -------------- -------------- -------------- ---------------- -------------- ---------------
  1,155,072       (1,263,021)       800,208     (4,343,465)       832,408       (1,042,515)       214,481        (363,116)
  1,905,895        3,168,916      4,611,617      8,955,082      1,234,658        2,277,173        794,575       1,157,691
-------------- ---------------- -------------- -------------- -------------- ---------------- -------------- ---------------
$ 3,060,967      $ 1,905,895    $ 5,411,825    $ 4,611,617    $ 2,067,066      $ 1,234,658    $ 1,009,056       $ 794,575
============== ================ ============== ============== ============== ================ ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                    LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE
                                              AGGRESSIVE GROWTH                         CAPITAL               FUNDAMENTAL VALUE
                                              INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                    ------------------------------ ------------------------------- -------------------------------
                                            2009           2008           2009             2008            2009            2008
                                    --------------- -------------- --------------     ------------ --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ (73,962)     $ (95,428)      $ (1,891)        $ (8,882)      $ 103,681       $ 253,133
  Net realized gains (losses)           (122,082)        84,039       (110,841)         195,379      (1,165,650)       (445,505)
  Change in unrealized gains
     (losses) on investments           2,854,707     (5,611,955)       403,120         (767,600)      7,123,624     (14,109,530)
                                    --------------- -------------- -------------- --- ------------ --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                 2,658,663     (5,623,344)       290,388         (581,103)      6,061,655     (14,301,902)
                                    --------------- -------------- -------------- --- ------------ --------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                  867,202      1,088,334        176,807          217,935       1,249,149       1,722,829
  Net transfers (including
     fixed account)                     (214,802)      (418,894)       (20,271)         (99,044)       (827,053)     (1,091,600)
  Policy charges                        (573,547)      (613,601)       (82,853)        (102,537)     (1,558,995)     (1,846,956)
  Transfers for policy benefits
     and terminations                   (393,713)      (280,318)       (29,955)         (40,754)     (1,131,861)     (1,178,344)
                                    --------------- -------------- -------------- --- ------------ --------------- ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions              (314,860)      (224,479)        43,728          (24,400)     (2,268,760)     (2,394,071)
                                    --------------- -------------- -------------- --- ------------ --------------- ---------------
     Net increase (decrease)
       in net assets                   2,343,803     (5,847,823)       334,116         (605,503)      3,792,895     (16,695,973)
NET ASSETS:
  Beginning of year                    8,088,657     13,936,480        768,339        1,373,842      23,156,999      39,852,972
                                    --------------- -------------- -------------- --- ------------ --------------- ---------------
  End of year                       $ 10,432,460    $ 8,088,657    $ 1,102,455        $ 768,339    $ 26,949,894    $ 23,156,999
                                    =============== ============== ============== ================ =============== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

 LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE      LMPVET GLOBAL CURRENTS VARIABLE      LMPVET LIFESTYLE ALLOCATION
                   INVESTORS               LARGE CAP GROWTH    INTERNATIONAL ALL CAP OPPORTUNITY                              50%
           INVESTMENT OPTION              INVESTMENT OPTION                    INVESTMENT OPTION                INVESTMENT OPTION
------------------------------- ------------------------------ ----------------------------------- --------------------------------
        2009            2008           2009            2008           2009                 2008         2009                2008
--------------- --------------- -------------- --------------- -------------- -------------------- ------------ -------------------
    $ 96,017        $ 51,445      $ (47,440)      $ (58,555)        $ (635)            $ 21,432     $ 10,911            $ 11,513
  (1,339,875)       (544,238)      (223,785)        (82,021)      (602,695)            (646,534)     (23,900)              6,349
   3,350,744      (6,003,315)     3,119,468      (4,517,720)     1,025,937           (1,068,127)      95,286            (135,066)
--------------- --------------- -------------- --------------- -------------- -------------------- ------------ -------------------
   2,106,886      (6,496,108)     2,848,243      (4,658,296)       422,607           (1,693,229)      82,297            (117,204)
--------------- --------------- -------------- --------------- -------------- -------------------- ------------ -------------------
     713,053         913,544      1,015,833         949,477         48,473               46,547        3,191                 (29)
    (921,681)       (895,094)      (566,507)       (260,144)        55,650             (203,877)     (60,524)             71,982
    (873,203)       (923,761)      (826,359)       (658,655)      (229,591)            (234,833)     (54,457)            (43,217)
    (441,369)       (768,900)      (436,064)       (463,234)      (120,488)            (215,462)        (904)            (50,051)
--------------- --------------- -------------- --------------- -------------- -------------------- ------------ -------------------
  (1,523,200)     (1,674,211)      (813,097)       (432,556)      (245,956)            (607,625)    (112,694)            (21,315)
--------------- --------------- -------------- --------------- -------------- -------------------- ------------ -------------------
     583,686      (8,170,319)     2,035,146      (5,090,852)       176,651           (2,300,854)     (30,397)           (138,519)
  10,430,335      18,600,654      7,305,472      12,396,324      1,853,739            4,154,593      356,726             495,245
--------------- --------------- -------------- --------------- -------------- -------------------- ------------ -------------------
$ 11,014,021    $ 10,430,335    $ 9,340,618     $ 7,305,472    $ 2,030,390          $ 1,853,739    $ 326,329           $ 356,726
=============== =============== ============== =============== ============== ==================== ============ ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                    LMPVET LIFESTYLE ALLOCATION      LMPVET LIFESTYLE ALLOCATION    LMPVIT WESTERN ASSET VARIABLE
                                                            70%                              85%                      HIGH INCOME
                                              INVESTMENT OPTION                INVESTMENT OPTION               INVESTMENT OPTION
                                 -------------------------------- -------------------------------- -------------------------------
                                      2009                2008         2009                2008           2009             2008
                                 --------------- ---------------  --------------- ---------------  -------------- ----------------
INCREASE (DECREASE) IN NET
 ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $ 4,124             $ 3,126      $ 2,049             $ 1,163      $ 750,081        $ 732,578
  Net realized gains (losses)      (18,989)                888       (9,688)              3,120       (590,574)        (490,984)
  Change in unrealized gains
     (losses) on investments        65,614            (115,303)      61,618            (120,741)     2,849,928       (2,654,307)
                                 --------------- ---------------  --------------- ---------------  -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations              50,749            (111,289)      53,979            (116,458)     3,009,435       (2,412,713)
                                 --------------- ---------------  --------------- ---------------  -------------- ----------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                 --                  --           --                  13        411,019          492,610
  Net transfers (including
     fixed account)                 (7,748)            (34,305)      16,169             (16,367)       259,198         (490,537)
  Policy charges                   (28,973)            (19,400)     (13,032)            (10,632)      (493,515)        (492,961)
  Transfers for policy benefits
     and terminations               (7,289)              1,975      (15,697)              3,873       (407,245)        (312,497)
                                 --------------- ---------------  --------------- ---------------  -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from policy transactions    (44,010)            (51,730)     (12,560)            (23,113)      (230,543)        (803,385)
                                 --------------- ---------------  --------------- ---------------  -------------- ----------------
     Net increase (decrease)
       in net assets                 6,739            (163,019)      41,419            (139,571)     2,778,892       (3,216,098)
NET ASSETS:
  Beginning of year                207,125             370,144      181,279             320,850      5,359,847        8,575,945
                                 --------------- ---------------  --------------- ---------------  -------------- ----------------
  End of year                    $ 213,864           $ 207,125    $ 222,698           $ 181,279    $ 8,138,739      $ 5,359,847
                                 =============== ===============  =============== ===============  ============== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

LMPVIT WESTERN ASSET VARIABLE                                                                       MIST HARRIS OAKMARK
                 MONEY MARKET    MIST BLACKROCK HIGH YIELD    MIST CLARION GLOBAL REAL ESTATE             INTERNATIONAL
            INVESTMENT OPTION            INVESTMENT OPTION                  INVESTMENT OPTION         INVESTMENT OPTION
------------------------------- --------------------------- ---------------------------------- -------------------------
       2009             2008         2009           2008           2009                2008        2009          2008
-------------- ---------------- ------------ -------------- -------------- ------------------- ----------- -------------
  $ (35,659)        $ 39,189      $ 6,069        $ 9,803       $ 78,864            $ 52,572       $ 693          $ 98
         --               --       (3,252)        (8,799)      (467,081)            118,364        (502)        1,777
         --               --       40,967        (36,727)     1,323,499          (2,153,865)      4,239        (8,134)
-------------- ---------------- ------------ -------------- -------------- ------------------- ----------- -------------
    (35,659)          39,189       43,784        (35,723)       935,282          (1,982,929)      4,430        (6,259)
-------------- ---------------- ------------ -------------- -------------- ------------------- ----------- -------------
      5,895            1,571        6,112          6,854        278,689             451,978          --            --
   (130,846)       1,094,417       (1,372)        (1,159)       (18,279)           (493,326)         --            --
   (298,194)        (136,209)      (8,485)        (8,506)      (159,198)           (214,102)       (579)         (490)
   (142,221)        (366,857)     (20,211)       (26,695)      (196,106)            (49,517)        (14)         (120)
-------------- ---------------- ------------ -------------- -------------- ------------------- ----------- -------------
   (565,366)         592,922      (23,956)       (29,506)       (94,894)           (304,967)       (593)         (610)
-------------- ---------------- ------------ -------------- -------------- ------------------- ----------- -------------
   (601,025)         632,111       19,828        (65,229)       840,388          (2,287,896)      3,837        (6,869)
  3,560,169        2,928,058      100,539        165,768      2,648,817           4,936,713       8,588        15,457
-------------- ---------------- ------------ -------------- -------------- ------------------- ----------- -------------
$ 2,959,144      $ 3,560,169    $ 120,367      $ 100,539    $ 3,489,205         $ 2,648,817    $ 12,425       $ 8,588
============== ================ ============ ============== ============== =================== =========== =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                                   MIST LOOMIS SAYLES
                                                MIST JANUS FORTY    MIST LAZARD MID CAP                GLOBAL MARKETS
                                               INVESTMENT OPTION      INVESTMENT OPTION             INVESTMENT OPTION
                                    ------------------------------- ---------------------- -----------------------------
                                            2009            2008       2009     2008 (A)          2009           2008
                                    --------------- --------------- ---------- ----------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ (220,525)    $ 1,864,913        $ 4       $ (52)      $ 88,769      $ 308,612
  Net realized gains (losses)         (1,775,261)        475,343     (1,593)        (64)      (392,419)       386,478
  Change in unrealized gains
     (losses) on investments          11,097,480     (19,783,024)     3,066      (2,595)     2,128,467     (4,209,964)
                                    --------------- --------------- ---------- ----------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                 9,101,694     (17,442,768)     1,477      (2,711)     1,824,817     (3,514,874)
                                    --------------- --------------- ---------- ----------- -------------- --------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                2,544,703       2,979,360         --          --        269,707        314,438
  Net transfers (including
     fixed account)                     (461,247)        142,270        (61)      8,185       (352,511)      (140,891)
  Policy charges                      (2,456,481)     (2,607,046)      (299)        241       (380,009)      (401,615)
  Transfers for policy benefits
     and terminations                 (2,007,165)     (2,111,781)       128      (1,138)      (412,932)      (346,891)
                                    --------------- --------------- ---------- ----------- -------------- --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions            (2,380,190)     (1,597,197)      (232)      7,288       (875,745)      (574,959)
                                    --------------- --------------- ---------- ----------- -------------- --------------
     Net increase (decrease)
       in net assets                   6,721,504     (19,039,965)     1,245       4,577        949,072     (4,089,833)
NET ASSETS:
  Beginning of year                   23,086,824      42,126,789      4,577          --      5,148,663      9,238,496
                                    --------------- --------------- ---------- ----------- -------------- --------------
  End of year                       $ 29,808,328    $ 23,086,824    $ 5,822     $ 4,577    $ 6,097,735    $ 5,148,663
                                    =============== =============== ========== =========== ============== ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

          MIST LORD ABBETT              MIST LORD ABBETT          MIST MET/AIM SMALL CAP        MIST MFS EMERGING MARKETS
            BOND DEBENTURE             GROWTH AND INCOME                          GROWTH                           EQUITY
         INVESTMENT OPTION             INVESTMENT OPTION               INVESTMENT OPTION                INVESTMENT OPTION
----------------------------- ----------------------------- ------------------------------- --------------------------------
       2009           2008           2009           2008           2009             2008           2009              2008
-------------- -------------- -------------- -------------- --------------- -------------- -------------- -----------------
  $ 329,368      $ 161,996       $ 35,051       $ 21,440      $ (12,853)       $ (13,188)      $ 75,735          $ (2,249)
    (77,784)       (12,248)      (197,225)       241,933        (62,340)          59,993       (522,884)          (67,712)
  1,191,129     (1,136,447)       600,219     (1,662,943)       567,584         (727,576)     3,974,369        (5,688,936)
-------------- -------------- -------------- -------------- --------------- -------------- -------------- -----------------
  1,442,713       (986,699)       438,045     (1,399,570)       492,391         (680,771)     3,527,220        (5,758,897)
-------------- -------------- -------------- -------------- --------------- -------------- -------------- -----------------
    351,460        726,773        328,358        603,729        123,274          231,742        705,826           517,841
   (275,880)       145,268        (84,216)        37,109        469,248         (275,343)       984,219         7,056,951
   (357,683)      (325,251)      (172,523)      (189,063)       (96,662)        (106,693)      (527,256)         (421,417)
   (207,497)      (138,050)       (74,716)       (83,066)       (62,585)         (14,037)      (288,408)         (124,686)
-------------- -------------- -------------- -------------- --------------- -------------- -------------- -----------------
   (489,600)       408,740         (3,097)       368,709        433,275         (164,331)       874,381         7,028,689
-------------- -------------- -------------- -------------- --------------- -------------- -------------- -----------------
    953,113       (577,959)       434,948     (1,030,861)       925,666         (845,102)     4,401,601         1,269,792
  4,173,622      4,751,581      2,538,305      3,569,166      1,060,162        1,905,264      4,904,851         3,635,059
-------------- -------------- -------------- -------------- --------------- -------------- -------------- -----------------
$ 5,126,735    $ 4,173,622    $ 2,973,253    $ 2,538,305    $ 1,985,828      $ 1,060,162    $ 9,306,452       $ 4,904,851
============== ============== ============== ============== =+============= ============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                             MIST MFS RESEARCH        MIST OPPENHEIMER CAPITAL    MIST PIMCO INFLATION PROTECTED
                                                 INTERNATIONAL                    APPRECIATION                              BOND
                                             INVESTMENT OPTION               INVESTMENT OPTION                 INVESTMENT OPTION
                                    ----------------------------- ------------------------------- ---------------------------------
                                           2009           2008            2009         2008 (a)          2009               2008
                                    -------------- -------------- --------------- --------------- --------------     --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 111,601       $ 68,422      $ (123,588)     $ (114,479)     $ 116,795           $ 69,356
  Net realized gains (losses)          (435,027)       467,895      (1,078,093)       (625,581)         4,700              8,689
  Change in unrealized gains
     (losses) on investments          1,765,102     (3,590,775)      6,538,235      (9,957,289)       510,874           (376,325)
                                    -------------- -------------- --------------- --------------- -------------- --- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                1,441,676     (3,054,458)      5,336,554     (10,697,349)       632,369           (298,280)
                                    -------------- -------------- --------------- --------------- -------------- --- --------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                 250,280        275,758       1,582,591       1,220,175        321,833            445,720
  Net transfers (including
     fixed account)                     784,762       (523,791)       (129,799)     25,132,720      1,601,051          1,099,068
  Policy charges                       (253,776)      (285,458)     (1,455,766)     (1,592,421)      (356,944)          (197,196)
  Transfers for policy benefits
     and terminations                  (136,975)       (86,257)     (1,175,737)       (830,954)      (297,065)          (112,494)
                                    -------------- -------------- --------------- --------------- -------------- --- --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions              644,291       (619,748)     (1,178,711)     23,929,520      1,268,875          1,235,098
                                    -------------- -------------- --------------- --------------- -------------- --- --------------
     Net increase (decrease)
       in net assets                  2,085,967     (3,674,206)      4,157,843      13,232,171      1,901,244            936,818
NET ASSETS:
  Beginning of year                   3,940,716      7,614,922      13,232,171              --      3,023,641          2,086,823
                                    -------------- -------------- --------------- --------------- -------------- --- --------------
  End of year                       $ 6,026,683    $ 3,940,716    $ 17,390,014    $ 13,232,171    $ 4,924,885        $ 3,023,641
                                    ============== ============== =============== =============== ============== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

  MIST PIMCO
TOTAL RETURN                                                                   MIST THIRD AVENUE SMALL CAP
  INVESTMENT           MIST PIONEER FUND    MIST PIONEER STRATEGIC INCOME                             VALUE
      OPTION           INVESTMENT OPTION                INVESTMENT OPTION                INVESTMENT OPTION
--------------- --------------------------- -------------------------------- --------------------------------
     2009 (b)          2009         2008            2009             2008           2009              2008
--------------- -------------- ------------ --------------- ---------------- -------------- -----------------
  $ (189,369)       $ 1,019      $ 3,014       $ 560,106        $ 771,124       $ 26,711          $ (8,357)
     140,029        (46,185)     (11,156)        (47,762)        (164,892)      (269,982)          362,178
   3,899,961        487,217     (497,921)      2,824,416       (2,163,628)     2,097,868        (3,332,761)
--------------- -------------- ------------ --------------- ---------------- -------------- -----------------
   3,850,621        442,051     (506,063)      3,336,760       (1,557,396)     1,854,597        (2,978,940)
--------------- -------------- ------------ --------------- ---------------- -------------- -----------------
   1,047,568         98,175      123,795         608,419          742,849        696,697           928,681
  32,875,982        940,340      (38,532)        (92,858)        (444,590)        24,103           309,517
  (1,163,457)      (189,432)    (104,387)       (873,184)        (725,411)      (427,362)         (470,567)
    (971,838)      (164,084)     (35,210)       (816,035)        (494,048)      (213,580)         (211,543)
--------------- -------------- ------------ --------------- ---------------- -------------- -----------------
  31,788,255        684,999      (54,334)     (1,173,658)        (921,200)        79,858           556,088
--------------- -------------- ------------ --------------- ---------------- -------------- -----------------
  35,638,876      1,127,050     (560,397)      2,163,102       (2,478,596)     1,934,455        (2,422,852)
          --        973,576    1,533,973      10,943,207       13,421,803      7,023,154         9,446,006
--------------- -------------- ------------ --------------- ---------------- -------------- -----------------
$ 35,638,876    $ 2,100,626    $ 973,576    $ 13,106,309     $ 10,943,207    $ 8,957,609       $ 7,023,154
=============== ============== ============ =============== ================ ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                       MIST VAN
                                         KAMPEN
                                       COMSTOCK     MIST VAN KAMPEN MID CAP    MSF BARCLAYS CAPITAL AGGREGATE
                                     INVESTMENT                      GROWTH                        BOND INDEX
                                         OPTION           INVESTMENT OPTION                 INVESTMENT OPTION
                                    -------------- --------------------------- --------------------------------
                                        2009 (b)        2009        2008 (a)       2009                 2008
                                    -------------- ------------ -------------- --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ (18,079)      $ (906)        $ (714)    $ 1,339                $ 284
  Net realized gains (losses)            40,928       (8,139)        (2,198)          9                   (6)
  Change in unrealized gains
     (losses) on investments            858,117       62,068        (73,630)       (289)                 654
                                    -------------- ------------ -------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                  880,966       53,023        (76,542)      1,059                  932
                                    -------------- ------------ -------------- --------------- ----------------
POLICY TRANSACTIONS:
  Premium payments received from
     policy owners                      222,013       14,571         14,214         498                  423
  Net transfers (including
     fixed account)                   2,892,634         (305)       169,010         497               15,459
  Policy charges                       (127,668)      (8,940)        (9,636)     (1,258)                (707)
  Transfers for policy benefits
     and terminations                  (113,565)      (5,262)         1,406          (2)                  (3)
                                    -------------- ------------ -------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions            2,873,414           64        174,994        (265)              15,172
                                    -------------- ------------ -------------- --------------- ----------------
     Net increase (decrease)
       in net assets                  3,754,380       53,087         98,452         794               16,104
NET ASSETS:
  Beginning of year                          --       98,452             --      23,574                7,470
                                    -------------- ------------ -------------- --------------- ----------------
  End of year                       $ 3,754,380    $ 151,539       $ 98,452    $ 24,368             $ 23,574
                                    ============== ============ ============== =============== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                             MSF BLACKROCK
                                                                                              LEGACY LARGE
     MSF BLACKROCK AGGRESSIVE                                                                   CAP GROWTH
                       GROWTH    MSF BLACKROCK BOND INCOME      MSF BLACKROCK DIVERSIFIED       INVESTMENT
            INVESTMENT OPTION            INVESTMENT OPTION              INVESTMENT OPTION           OPTION
-------------------------------- ---------------------------- ------------------------------ ----------------
       2009              2008         2009            2008            2009           2008          2009 (b)
--------------     ------------- ------------ --------------- --------------- -------------- ----------------
  $ (20,991)        $ (32,212)    $ 47,559        $ 43,747       $ 136,351       $ 97,590       $ (159,626)
   (231,402)          (21,256)     (60,337)          1,575         (91,711)       (21,112)         348,090
  1,303,535        (2,044,286)      77,899         (97,926)      1,676,673     (1,430,742)       6,453,133
-------------- --- ------------- ------------ --------------- --------------- -------------- ----------------
  1,051,142        (2,097,754)      65,121         (52,604)      1,721,313     (1,354,264)       6,641,597
-------------- --- ------------- ------------ --------------- --------------- -------------- ----------------
    318,724           410,881           --              12         627,716        290,492        1,599,944
   (251,050)          265,523       17,012          93,591       6,117,315        (36,389)      22,197,294
   (236,549)         (295,302)    (146,779)       (106,688)       (761,970)      (340,764)      (1,636,278)
   (117,242)         (255,432)    (130,732)        (16,731)       (604,498)      (194,433)      (1,109,967)
-------------- --- ------------- ------------ --------------- --------------- -------------- ----------------
   (286,117)          125,670     (260,499)        (29,816)      5,378,563       (281,094)      21,050,993
-------------- --- ------------- ------------ --------------- --------------- -------------- ----------------
    765,025        (1,972,084)    (195,378)        (82,420)      7,099,876     (1,635,358)      27,692,590
  2,425,135         4,397,219      998,372       1,080,792       3,864,773      5,500,131               --
-------------- --- ------------- ------------ --------------- --------------- -------------- ----------------
$ 3,190,160       $ 2,425,135    $ 802,994       $ 998,372    $ 10,964,649    $ 3,864,773     $ 27,692,590
============== ================= ============ =============== =============== ============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                      MSF BLACKROCK MONEY MARKET     MSF DAVIS VENTURE VALUE          MSF FI VALUE LEADERS
                                               INVESTMENT OPTION           INVESTMENT OPTION             INVESTMENT OPTION
                                    ------------------------------- --------------------------- -----------------------------
                                            2009            2008           2009      2008 (a)          2009           2008
                                    --------------- --------------- -------------- ------------ -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ (188,725)      $ 942,626        $ 4,328     $ (4,215)     $ 143,414       $ 99,496
  Net realized gains (losses)                 --              --        (21,414)      (7,358)      (622,943)       842,654
  Change in unrealized gains
     (losses) on investments                  --              --        239,393     (329,843)     2,029,236     (5,832,913)
                                    --------------- --------------- -------------- ------------ -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (188,725)        942,626        222,307     (341,416)     1,549,707     (4,890,763)
                                    --------------- --------------- -------------- ------------ -------------- --------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                5,863,356       7,850,235         85,440       86,660        713,930        822,117
  Net transfers (including
     fixed account)                   (4,569,092)      3,838,623        231,185      861,207       (169,713)       131,002
  Policy charges                      (4,254,398)     (3,702,411)       (36,107)     (32,184)      (461,630)      (503,375)
  Transfers for policy benefits
     and terminations                 (7,375,787)     (5,004,492)       (25,646)         664       (292,611)      (269,717)
                                    --------------- --------------- -------------- ------------ -------------- --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions           (10,335,921)      2,981,955        254,872      916,347       (210,024)       180,027
                                    --------------- --------------- -------------- ------------ -------------- --------------
     Net increase (decrease)
       in net assets                 (10,524,646)      3,924,581        477,179      574,931      1,339,683     (4,710,736)
NET ASSETS:
  Beginning of year                   52,099,771      48,175,190        574,931           --      7,532,400     12,243,136
                                    --------------- --------------- -------------- ------------ -------------- --------------
  End of year                       $ 41,575,125    $ 52,099,771    $ 1,052,110    $ 574,931    $ 8,872,083    $ 7,532,400
                                    =============== =============== ============== ============ ============== ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                    MSF METLIFE AGGRESSIVE       MSF METLIFE CONSERVATIVE    MSF METLIFE CONSERVATIVE TO
       MSF JENNISON GROWTH                      ALLOCATION                     ALLOCATION            MODERATE ALLOCATION
         INVESTMENT OPTION               INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
----------------------------- ------------------------------- ------------------------------ ------------------------------
       2009        2008 (a)          2009             2008           2009            2008           2009            2008
-------------- -------------- --------------- -------------- ---------------- ------------- -------------- ---------------
   $ (7,297)      $ (8,251)      $ 13,562         $ (4,676)      $ 19,706          $ (438)      $ 19,089           $ 900
    (78,345)       (56,104)      (175,968)           2,196         21,275         (29,049)       (17,884)          7,051
    486,309       (519,286)       470,087         (663,591)       130,085         (33,888)       176,329        (180,910)
-------------- -------------- --------------- -------------- ---------------- ------------- -------------- ---------------
    400,667       (583,641)       307,681         (666,071)       171,066         (63,375)       177,534        (172,959)
-------------- -------------- --------------- -------------- ---------------- ------------- -------------- ---------------
    145,949        108,920        359,519          339,989         72,408         135,743         90,128         114,422
    (19,780)     1,745,078         43,879          115,065      2,529,866         604,214        256,887        (165,431)
   (108,765)      (126,873)      (227,076)        (218,209)       (81,063)       (228,169)       (82,331)        (70,454)
   (135,474)       (35,505)      (137,656)         (20,921)      (137,895)       (119,816)       (18,202)        (21,637)
-------------- -------------- --------------- -------------- ---------------- ------------- -------------- ---------------
   (118,070)     1,691,620         38,666          215,924      2,383,316         391,972        246,482        (143,100)
-------------- -------------- --------------- -------------- ---------------- ------------- -------------- ---------------
    282,597      1,107,979        346,347         (450,147)     2,554,382         328,597        424,016        (316,059)
  1,107,979             --        998,053        1,448,200        604,346         275,749        665,132         981,191
-------------- -------------- --------------- -------------- ---------------- ------------- -------------- ---------------
$ 1,390,576    $ 1,107,979    $ 1,344,400        $ 998,053    $ 3,158,728       $ 604,346    $ 1,089,148       $ 665,132
============== ============== =============== ============== ================ ============= ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                          MSF METLIFE MODERATE TO
                                    MSF METLIFE MODERATE ALLOCATION         AGGRESSIVE ALLOCATION         MSF METLIFE STOCK INDEX
                                                  INVESTMENT OPTION             INVESTMENT OPTION               INVESTMENT OPTION
                                    --------------------------------- ----------------------------- -------------------------------
                                           2009               2008           2009           2008            2009            2008
                                    -------------- ------------------ -------------- -------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 69,736           $ (5,343)      $ 67,379      $ (12,140)      $ 155,304       $ 253,534
  Net realized gains (losses)           (18,797)           (85,541)      (428,747)      (359,075)       (779,815)         97,419
  Change in unrealized gains
     (losses) on investments            758,618         (1,051,040)     1,405,404     (2,022,691)     10,443,994     (10,095,237)
                                    -------------- ------------------ -------------- -------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                  809,557         (1,141,924)     1,044,036     (2,393,906)      9,819,483      (9,744,284)
                                    -------------- ------------------ -------------- -------------- --------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                 303,279          1,337,965        803,186      1,525,285       3,500,541       1,943,258
  Net transfers (including
     fixed account)                     935,272             87,400       (777,615)      (250,045)     20,739,954      (1,274,865)
  Policy charges                       (267,196)          (228,822)      (469,003)      (536,917)     (2,760,314)     (1,666,743)
  Transfers for policy benefits
     and terminations                   (37,853)             1,355       (244,059)      (113,931)     (1,521,635)     (1,902,018)
                                    -------------- ------------------ -------------- -------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions              933,502          1,197,898       (687,491)       624,392      19,958,546      (2,900,368)
                                    -------------- ------------------ -------------- -------------- --------------- ---------------
     Net increase (decrease)
       in net assets                  1,743,059             55,974        356,545     (1,769,514)     29,778,029     (12,644,652)
NET ASSETS:
  Beginning of year                   3,092,260          3,036,286      4,393,417      6,162,931      15,463,621      28,108,273
                                    -------------- ------------------ -------------- -------------- --------------- ---------------
  End of year                       $ 4,835,319        $ 3,092,260    $ 4,749,962    $ 4,393,417    $ 45,241,650    $ 15,463,621
                                    ============== ================== ============== ============== =============== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

        MSF MFS TOTAL RETURN                 MSF MFS VALUE    MSF MORGAN STANLEY EAFE INDEX    MSF OPPENHEIMER GLOBAL EQUITY
           INVESTMENT OPTION             INVESTMENT OPTION                INVESTMENT OPTION                INVESTMENT OPTION
------------------------------- ----------------------------- -------------------------------- --------------------------------
        2009            2008           2009           2008         2009                2008            2009             2008
--------------- --------------- -------------- -------------- ------------ ------------------- --------------- ----------------
   $ 915,177       $ 917,494      $ (45,092)      $ 50,755      $ 4,459             $ 2,342       $ 314,894        $ 228,811
  (1,413,502)      1,942,092       (300,232)       108,946      (15,549)            (13,065)     (1,634,244)        (163,408)
   4,978,995     (11,965,881)     1,351,218     (2,752,146)      46,942             (66,825)      7,327,713      (12,250,262)
--------------- --------------- -------------- -------------- ------------ ------------------- --------------- ----------------
   4,480,670      (9,106,295)     1,005,894     (2,592,445)      35,852             (77,548)      6,008,363      (12,184,859)
--------------- --------------- -------------- -------------- ------------ ------------------- --------------- ----------------
   2,056,986       2,646,460        308,823        773,487        8,259              15,708       1,223,335        1,344,973
  (1,032,279)     (1,750,336)      (115,338)     1,399,945       19,131              74,131        (595,151)       6,193,632
  (2,394,702)     (2,417,156)      (331,384)      (313,873)     (21,261)            (28,803)     (1,425,449)      (1,535,072)
  (1,826,194)     (2,025,952)       (71,898)      (338,756)      (6,517)             (7,306)     (1,444,743)      (1,260,484)
--------------- --------------- -------------- -------------- ------------ ------------------- --------------- ----------------
  (3,196,189)     (3,546,984)      (209,797)     1,520,803         (388)             53,730      (2,242,008)       4,743,049
--------------- --------------- -------------- -------------- ------------ ------------------- --------------- ----------------
   1,284,481     (12,653,279)       796,097     (1,071,642)      35,464             (23,818)      3,766,355       (7,441,810)
  28,566,764      41,220,043      5,297,903      6,369,545       98,108             121,926      17,113,756       24,555,566
--------------- --------------- -------------- -------------- ------------ ------------------- --------------- ----------------
$ 29,851,245    $ 28,566,764    $ 6,094,000    $ 5,297,903    $ 133,572            $ 98,108    $ 20,880,111     $ 17,113,756
=============== =============== ============== ============== ============ =================== =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                     MSF T. ROWE PRICE LARGE CAP    MSF T. ROWE PRICE SMALL CAP
                                          MSF RUSSELL 2000 INDEX                          GROWTH                         GROWTH
                                               INVESTMENT OPTION               INVESTMENT OPTION              INVESTMENT OPTION
                                    ------------------------------- ------------------------------- ------------------------------
                                            2009            2008           2009             2008           2009         2008 (a)
                                    --------------- --------------- ---------------- -------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 147,629        $ 67,761       $ (7,464)        $ (8,940)     $ (38,115)      $ (34,240)
  Net realized gains (losses)           (628,643)        129,974        (58,940)          77,680        (52,713)        (62,524)
  Change in unrealized gains
     (losses) on investments           3,405,948      (6,294,065)       645,446         (978,298)     1,717,410      (2,180,274)
                                    --------------- --------------- ---------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                 2,924,934      (6,096,330)       579,042         (909,558)     1,626,582      (2,277,038)
                                    --------------- --------------- ---------------- -------------- -------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                  883,418       1,110,007        192,912          232,944        404,972         340,909
  Net transfers (including
     fixed account)                       (9,920)       (523,541)       106,243           62,641       (202,297)      6,690,285
  Policy charges                        (784,582)       (842,420)      (124,358)        (120,732)      (264,091)       (268,737)
  Transfers for policy benefits
     and terminations                   (422,002)       (390,950)       (68,032)        (100,408)      (165,486)        (54,759)
                                    --------------- --------------- ---------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions              (333,086)       (646,904)       106,765           74,445       (226,902)      6,707,698
                                    --------------- --------------- ---------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets                   2,591,848      (6,743,234)       685,807         (835,113)     1,399,680       4,430,660
NET ASSETS:
  Beginning of year                   11,385,095      18,128,329      1,303,940        2,139,053      4,430,660              --
                                    --------------- --------------- ---------------- -------------- -------------- ---------------
  End of year                       $ 13,976,943    $ 11,385,095    $ 1,989,747      $ 1,303,940    $ 5,830,340     $ 4,430,660
                                    =============== =============== ================ ============== ============== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

 MSF WESTERN ASSET MANAGEMENT
              U.S. GOVERNMENT     PIONEER VCT MID CAP VALUE            THE MERGER FUND VL    VANGUARD VIF MID-CAP INDEX
            INVESTMENT OPTION             INVESTMENT OPTION             INVESTMENT OPTION             INVESTMENT OPTION
------------------------------- ----------------------------- ----------------------------- -----------------------------
        2009            2008           2009           2008           2009           2008           2009           2008
--------------- --------------- -------------- -------------- -------------- -------------- -------------- --------------
   $ 638,397       $ 702,091       $ 20,635        $ 3,579       $ 89,278      $ (31,447)      $ 21,826       $ 20,652
     (31,562)         31,664       (522,984)       244,032        (16,075)       128,556       (210,350)       158,504
     (31,594)       (960,237)     1,398,282     (2,417,572)       313,824          4,215      1,060,006     (1,538,474)
--------------- --------------- -------------- -------------- -------------- -------------- -------------- --------------
     575,241        (226,482)       895,933     (2,169,961)       387,027        101,324        871,482     (1,359,318)
--------------- --------------- -------------- -------------- -------------- -------------- -------------- --------------
   1,032,468       1,110,911        471,168        589,100         57,932         47,783        222,094        405,098
       5,818      (2,047,653)      (408,251)      (380,901)       (50,531)       (94,725)        25,384        (48,907)
    (989,621)       (990,380)      (337,937)      (354,601)      (107,064)       (72,185)      (176,970)      (186,751)
  (1,051,155)       (757,273)       (94,255)      (123,940)       (25,397)        (4,542)      (114,998)      (118,549)
--------------- --------------- -------------- -------------- -------------- -------------- -------------- --------------
  (1,002,490)     (2,684,395)      (369,275)      (270,342)      (125,060)      (123,669)       (44,490)        50,891
--------------- --------------- -------------- -------------- -------------- -------------- -------------- --------------
    (427,249)     (2,910,877)       526,658     (2,440,303)       261,967        (22,345)       826,992     (1,308,427)
  16,980,106      19,890,983      4,172,064      6,612,367      3,605,488      3,627,833      2,026,976      3,335,403
--------------- --------------- -------------- -------------- -------------- -------------- -------------- --------------
$ 16,552,857    $ 16,980,106    $ 4,698,722    $ 4,172,064    $ 3,867,455    $ 3,605,488    $ 2,853,968    $ 2,026,976
=============== =============== ============== ============== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                  VANGUARD VIF TOTAL STOCK MARKET
                                                                                                            INDEX
                                                                                                INVESTMENT OPTION
                                                                                  ----------------------------------
                                                                                         2009                2008
                                                                                  --------------     ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                                                       $ 31,786            $ 21,354
  Net realized gains (losses)                                                        (238,933)             77,143
  Change in unrealized gains (losses) on investments                                  987,522          (1,782,176)
                                                                                  -------------- --- ---------------
     Net increase (decrease) in net assets resulting from operations                  780,375          (1,683,679)
                                                                                  -------------- --- ---------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners                                        252,874             351,924
  Net transfers (including fixed account)                                             (12,404)            399,739
  Policy charges                                                                     (198,595)           (193,057)
  Transfers for policy benefits and terminations                                      (39,740)           (125,822)
                                                                                  -------------- --- ---------------
     Net increase (decrease) in net assets resulting from policy transactions           2,135             432,784
                                                                                  -------------- --- ---------------
     Net increase (decrease) in net assets                                            782,510          (1,250,895)
NET ASSETS:
  Beginning of year                                                                 2,870,946           4,121,841
                                                                                  -------------- --- ---------------
  End of year                                                                     $ 3,653,456         $ 2,870,946
                                                                                 ============== ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Fund UL for Variable Life Insurance (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 10, 1983 to support operations of the Company with respect to certain variable life insurance policies (the "Policies"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the State of Connecticut Insurance Department.

On December 8, 2008, pursuant to a resolution by the Board of Directors of MetLife Insurance Company of Connecticut, the Company combined four registered variable life separate accounts with and into the Separate Account (the "Combination"). Since this was a transaction among entities under common control, it was accounted for in a manner similar to a pooling of interests and reflected in the financial statements as occurring on January 1, 2008. The financial statements and financial information for prior years have been restated in order to provide comparative information. The Combination was a tax-free transaction and there were no changes in the Company's obligations or the rights and benefits of any policy owners under the Policies of each separate account pre or post Combination. The table below lists the separate accounts that combined with and into the Separate Account:

MetLife of CT Fund UL II for Variable Life Insurance
MetLife of CT Variable Life Separate Account One
MetLife of CT Variable Life Separate Account Two
MetLife of CT Variable Life Separate Account Three

Each Investment Option of the aforementioned separate accounts was combined with the Investment Options of the Separate Account or added as an additional Investment Option if a corresponding Investment Option did not already exist.

The Separate Account is divided into Investment Options, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Option invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")
Fidelity Variable Insurance Products Funds ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Goldman Sachs Variable Insurance Trust ("Goldman Sachs")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")*
Metropolitan Series Fund, Inc ("MSF")*
Pioneer Variable Contracts Trust ("Pioneer")
The Merger Fund VL Vanguard Variable Insurance Fund ("Vanguard VIF")

* See Note 5 for discussion of additional information on related party transactions.

The assets of each of the Investment Options of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF INVESTMENT OPTIONS

Premium payments, less any applicable charges, applied to the Separate Account are invested in one or more Investment Options in accordance with the selection made by the policy owner. The following Investment Options had net assets as of December 31, 2009:

American Funds Global Growth Investment Option
American Funds Growth Investment Option
American Funds Growth-Income Investment Option
Fidelity VIP Contrafund Investment Option
Fidelity VIP Equity-Income Investment Option
Fidelity VIP High Income Investment Option
Fidelity VIP Mid Cap Investment Option
FTVIPT Franklin Small-Mid Cap Growth Securities Investment Option
FTVIPT Templeton Foreign Securities Investment Option
FTVIPT Templeton Global Bond Securities Investment Option
Goldman Sachs Capital Growth Investment Option
Janus Aspen Enterprise Investment Option
Janus Aspen Global Technology Investment Option
LMPVET ClearBridge Variable Equity Income Builder Investment Option
LMPVET ClearBridge Variable Aggressive Growth Investment Option
LMPVET ClearBridge Variable Capital Investment Option
LMPVET ClearBridge Variable Fundamental Value Investment Option
LMPVET ClearBridge Variable Investors Investment Option
LMPVET ClearBridge Variable Large Cap Growth Investment Option
LMPVET Global Currents Variable International All Cap Opportunity Investment
 Option
LMPVET Lifestyle Allocation 50% Investment Option
LMPVET Lifestyle Allocation 70% Investment Option
LMPVET Lifestyle Allocation 85% Investment  Option
LMPVIT Western Asset Variable High Income Investment Option
LMPVIT Western Asset Variable Money Market Investment Option
MIST BlackRock High Yield Investment Option
MIST Clarion Global Real Estate Investment Option
MIST Harris Oakmark International Investment Option
MIST Janus Forty Investment Option
MIST Lazard Mid Cap Investment Option
MIST Loomis Sayles Global Markets Investment Option
MIST Lord Abbett Bond Debenture Investment Option
MIST Lord Abbett Growth and Income Investment Option
MIST Met/AIM Small Cap Growth Investment Option
MIST MFS Emerging Markets Equity Investment Option*
MIST MFS Research International Investment Option
MIST Oppenheimer Capital Appreciation Investment Option
MIST PIMCO Inflation Protected Bond Investment Option
MIST PIMCO Total Return Investment Option**
MIST Pioneer Fund Investment Option
MIST Pioneer Strategic Income Investment Option

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF INVESTMENT OPTIONS -- (CONTINUED)

MIST Third Avenue Small Cap Value Investment Option
MIST Van Kampen Comstock Investment Option**
MIST Van Kampen Mid Cap Growth Investment Option
MSF Barclays Capital Aggregate Bond Index Investment Option
MSF BlackRock Aggressive Growth Investment Option
MSF BlackRock Bond Income Investment Option*
MSF BlackRock Diversified Investment Option
MSF BlackRock Legacy Large Cap Growth Investment Option**
MSF BlackRock Money Market Investment Option
MSF Davis Venture Value Investment Option
MSF FI Value Leaders Investment Option
MSF Jennison Growth Investment Option
MSF MetLife Aggressive Allocation Investment Option
MSF MetLife Conservative Allocation Investment Option
MSF MetLife Conservative to Moderate Allocation Investment Option MSF MetLife Moderate Allocation Investment Option
MSF MetLife Moderate to Aggressive Allocation Investment Option MSF MetLife Stock Index Investment Option
MSF MFS Total Return Investment Option
MSF MFS Value Investment Option
MSF Morgan Stanley EAFE Index Investment Option
MSF Oppenheimer Global Equity Investment Option*
MSF Russell 2000 Index Investment Option
MSF T. Rowe Price Large Cap Growth Investment Option
MSF T. Rowe Price Small Cap Growth Investment Option
MSF Western Asset Management U.S. Government Investment Option Pioneer VCT Mid Cap Value Investment Option
The Merger Fund VL Investment Option
Vanguard VIF Mid-Cap Index Investment Option
Vanguard VIF Total Stock Market Index Investment Option

* This Investment Option invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.

** This Investment Option began operations during the year ended December 31, 2009.


3. PORTFOLIO CHANGES

The following Investment Options ceased operations during the year ended December 31, 2009:

MSF Capital Guardian U.S. Equity Investment Option
MIST Legg Mason Partners Managed Assets Investment Option
MSF FI Large Cap Investment Option
MIST Met/AIM Capital Appreciation Investment Option
LMPVET Equity Index Investment Option
PIMCO VIT Total Return Investment Option
Van Kampen Life Investment Trust Comstock Investment Option

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONTINUED)

The operations of the Investment Options were affected by the following changes that occurred during the year ended December 31, 2009:

NAME CHANGES:

FORMER NAME                                              NEW NAME
(MSF) Lehman Brothers Aggregate Bond Index Portfolio     (MSF) Barclays Capital Aggregate Bond Index Portfolio
(Janus) Mid Cap Growth Portfolio                         (Janus) Enterprise Portfolio
(FTVIPT) Templeton Global Income Securities Fund         (FTVIPT) Templeton Global Bond Securities Fund
(LMPVET) Capital and Income Portfolio                    (LMPVET) ClearBridge Variable Equity Builder Portfolio
(LMPVET) Aggressive Growth Portfolio                     (LMPVET) ClearBridge Variable Aggressive Growth Portfolio
(LMPVET) Capital Portfolio                               (LMPVET) ClearBridge Variable Capital Portfolio
(LMPVET) Fundamental Value Portfolio                     (LMPVET) ClearBridge Variable Fundamental Value Portfolio
(LMPVET) Investors Portfolio                             (LMPVET) ClearBridge Variable Investors Portfolio
(LMPVET) Large Cap Growth Portfolio                      (LMPVET) ClearBridge Variable Large Cap Growth Portfolio
(LMPVET) International All Cap Opportunity Portfolio     (LMPVET) Global Currents Variable International All Cap Opportunity
                                                            Portfolio
(LMPVIT) High Income Portfolio                           (LMPVIT) Western Asset Variable High Income Portfolio
(LMPVIT) Money Market Portfolio                          (LMPVIT) Western Asset Variable Money Market Portfolio

MERGER:

FORMER PORTFOLIO                                         NEW PORTFOLIO
(MSF) Capital Guardian U.S. Equity Portfolio             (MIST) Pioneer Fund Portfolio
(MIST) Legg Mason Partners Managed Assets Portfolio      (MSF) BlackRock Diversified Portfolio
(MSF) FI Large Cap Portfolio                             (MSF) BlackRock Legacy Large Cap Growth Portfolio
(MIST) Met/AIM Capital Appreciation Portfolio            (MSF) BlackRock Legacy Large Cap Growth Portfolio

SUBSTITUTIONS:

FORMER PORTFOLIO                                          NEW PORTFOLIO
(LMPVET) Index Portfolio                                  (MSF) MetLife Stock Index Portfolio
(PIMCO) Total Return Portfolio                            (MIST)PIMCO Total Return Portfolio
(Van Kampen LIT) Comstock Portfolio                       (MIST) Van Kampen Comstock Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements for variable life separate accounts registered as unit investment trusts included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP").

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB ACCOUNTING STANDARDS CODIFICATION ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification, which changed the referencing and organization of accounting guidance without modification of existing GAAP, is effective for interim and annual periods ending after September 15, 2009. Since it did not modify existing GAAP, Codification did not have any impact on the financial results of the Investment Options. On the effective date of Codification, substantially all existing non-Securities and Exchange Commission accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying notes to the financial statements.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Investment Options'investment in shares of the portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Options.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets.
Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.

Each Investment Option invests in shares of open-end mutual funds which calculate a daily NAV based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

PREMIUM PAYMENTS
The Company deducts a sales charge and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. The federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as payments received from policy owners on the statements of changes in net assets of the applicable Investment Options and are credited as accumulation units.

NET TRANSFERS
Funds transferred by the policy owner into or out of Investment Options within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Options.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective December 31, 2009, the Separate Account adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate a NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements about the nature and risks of investments measured at fair value on a recurring or non-recurring basis. As a result, the Separate Account classified all of its investments, which utilize a NAV to measure fair value, as Level 2 in the fair value hierarchy.

Effective April 1, 2009, the Separate Account adopted prospectively new guidance, which establishes general standards for accounting and disclosures of events that occur subsequent to the statements of assets and liabilities date but before financial statements are issued, as revised in February 2010. The Separate Account has provided the required disclosures, if any, in its financial statements.

Effective January 1, 2008, the Separate Account adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets measured at fair value. The adoption of this guidance did not have an impact on the fair value of items measured at fair value for each of the Investment Options.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statements of operations of the applicable Investment Options:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Policies and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution of each policy and the Separate Account.

58

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METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2009:

Mortality and Expense Risk 0.20% - 0.90%
Administrative             0.00% - 0.40%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy.

Policy charges are assessed on a monthly basis and generally include: cost of insurance ("COI") charges, administrative charges, a policy fee, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria. Depending on the policy, administrative charges are as follows: $0 to $20 for every $1,000 of the policy face amount for the first 3 to 6 policy years, plus $0.00 to $0.39 for every $1,000 of initial stated policy face amount per month for the first 3 to 6 policy years, or 0% to .40% annual and/or $5 per month if the initial premium is less than $25,000. In addition, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period that ranges from $2.04 to $42.20 for every $1,000 of the policy face amount between the first 10 to 15 policy years or 0% to 7.50% of premium payments made in the last 10 years, depending on the policy. These charges are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Investment Options.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an indirect affiliate of the Company. On May 1, 2009, Met Investors Advisory, LLC, an indirect affiliate of the Company and previous manager of the MIST Trust, merged into MetLife Advisers, LLC.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                              FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                            ----------------------- ----------------------------
                                                                                          COST OF       PROCEEDS
                                                               SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                            --------- ------------- ------------- --------------
American Funds Global Growth Investment Option                935,665    17,394,971     2,420,081      2,227,090
American Funds Growth Investment Option                       925,405    45,332,964     1,630,739      3,951,887
American Funds Growth-Income Investment Option                675,692    22,697,322     1,671,647      4,051,348
Fidelity VIP Contrafund Investment Option                     937,459    23,721,231     1,050,098      1,531,058
Fidelity VIP Equity-Income Investment Option                  834,265    18,008,323     1,069,248      2,124,158
Fidelity VIP High Income Investment Option                    632,211     4,071,927       624,146        655,506
Fidelity VIP Mid Cap Investment Option                        347,050     9,717,297     1,301,223      1,138,404
FTVIPT Franklin Small-Mid Cap Growth Securities
  Investment Option                                           376,071     6,840,613       170,329        552,465
FTVIPT Templeton Foreign Securities Investment Option       1,474,980    21,455,437     2,144,548      2,616,293
FTVIPT Templeton Global Bond Securities Investment Option .   344,270     5,781,373     4,803,486        429,656
Goldman Sachs Capital Growth Investment Option                281,088     2,731,130       371,428        146,729
Janus Aspen Enterprise Investment Option                      181,000     4,438,935       326,829      1,219,622
Janus Aspen Global Technology Investment Option               454,312     1,854,243       534,259        331,052
LMPVET ClearBridge Variable Equity Income Builder
  Investment Option                                           108,627     1,281,185       251,451        186,007
LMPVET ClearBridge Variable Aggressive Growth
  Investment Option                                           797,592     9,725,571       626,952      1,015,831
LMPVET ClearBridge Variable Capital Investment Option         108,841     1,450,571       192,210        150,369
LMPVET ClearBridge Variable Fundamental Value
  Investment Option                                         1,571,428    29,999,510     1,153,551      3,318,654
LMPVET ClearBridge Variable Investors Investment Option       886,811    14,685,078       718,961      2,146,232
LMPVET ClearBridge Variable Large Cap Growth
  Investment Option                                           634,126     8,410,079     1,198,064      2,058,740
LMPVET Global Currents Variable International All Cap
  Opportunity Investment Option                               324,890     3,185,417       339,723        586,300
LMPVET Lifestyle Allocation 50% Investment Option              31,232       337,403        52,997        154,842
LMPVET Lifestyle Allocation 70% Investment Option              22,446       224,585        28,670         68,576
LMPVET Lifestyle Allocation 85% Investment Option              20,955       248,491        33,382         43,945
LMPVIT Western Asset Variable High Income
  Investment Option                                         1,445,631     9,338,993     1,944,591      1,425,217
LMPVIT Western Asset Variable Money Market
  Investment Option                                         2,959,224     2,959,224     1,373,140      1,974,177
MIST BlackRock High Yield Investment Option                    15,013       118,906        11,014         28,937
MIST Clarion Global Real Estate Investment Option             364,223     4,914,575       532,711        548,814
MIST Harris Oakmark International Investment Option             1,032        16,311           827            735
MIST Janus Forty Investment Option                            460,290    33,425,474     1,609,807      4,210,616
MIST Lazard Mid Cap Investment Option                             625         5,377         6,182          6,397
MIST Loomis Sayles Global Markets Investment Option           609,776     6,605,936       354,236      1,141,212
MIST Lord Abbett Bond Debenture Investment Option             418,859     4,820,471       900,761      1,061,021
MIST Lord Abbett Growth and Income Investment Option          157,571     3,865,425       336,986        305,102
MIST Met/AIM Small Cap Growth Investment Option               177,007     2,077,699       643,190        222,860
MIST MFS Emerging Markets Equity Investment Option            981,313    10,301,793     1,949,838        999,899
MIST MFS Research International Investment Option             647,342     7,454,206     1,570,864        815,026
MIST Oppenheimer Capital Appreciation Investment Option     3,072,446    20,809,103       726,427      2,028,839
MIST PIMCO Inflation Protected Bond Investment Option         440,909     4,663,974     2,319,795        934,406
MIST PIMCO Total Return Investment Option (a)               3,002,438    31,738,973    33,444,374      1,845,430
MIST Pioneer Fund Investment Option                           171,077     1,952,900     1,178,233        492,212
MIST Pioneer Strategic Income Investment Option             1,251,807    11,798,286     1,963,690      2,577,397
MIST Third Avenue Small Cap Value Investment Option           708,675    11,022,531       974,734        785,044
MIST Van Kampen Comstock Investment Option (a)                446,427     2,896,335     3,338,192        482,784
MIST Van Kampen Mid Cap Growth Investment Option               17,303       163,143        18,519         19,384
MSF Barclays Capital Aggregate Bond Index Investment Option     2,229        23,912         2,511          1,452
MSF BlackRock Aggressive Growth Investment Option             137,574     3,290,707       308,199        615,396
MSF BlackRock Bond Income Investment Option                     7,710       746,430     1,027,995      1,240,919

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                          FOR THE YEAR ENDED
                                                        AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                        ----------------------- ----------------------------
                                                                                      COST OF       PROCEEDS
                                                           SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                        --------- ------------- ------------- --------------
MSF BlackRock Diversified Investment Option               750,493    10,639,255     6,797,601      1,282,875
MSF BlackRock Legacy Large Cap Growth
  Investment Option (a)                                 1,206,130    21,239,606    23,387,730      2,496,214
MSF BlackRock Money Market Investment Option              415,751    41,575,208    11,732,009     22,256,651
MSF Davis Venture Value Investment Option                  37,350     1,142,598       317,046         57,862
MSF FI Value Leaders Investment Option                     70,768    12,985,090       794,649        861,315
MSF Jennison Growth Investment Option                     127,469     1,423,664       139,238        264,636
MSF MetLife Aggressive Allocation Investment Option       144,263     1,456,049       445,062        391,007
MSF MetLife Conservative Allocation Investment Option     292,215     3,053,794     2,887,021        477,915
MSF MetLife Conservative to Moderate Allocation
  Investment Option                                       104,037     1,019,210       468,371        196,950
MSF MetLife Moderate Allocation Investment Option         480,657     5,083,677     1,342,680        286,934
MSF MetLife Moderate to Aggressive Allocation
  Investment Option                                       489,197     4,959,245     1,051,832      1,617,129
MSF MetLife Stock Index Investment Option               1,719,564    45,063,488    25,429,750      4,990,810
MSF MFS Total Return Investment Option                    247,094    34,601,981     2,207,841      4,488,902
MSF MFS Value Investment Option                           544,117     7,011,559       529,423        784,392
MSF Morgan Stanley EAFE Index Investment Option            11,783       155,063        44,010         39,120
MSF Oppenheimer Global Equity Investment Option         1,549,638    24,202,447     1,406,757      3,334,075
MSF Russell 2000 Index Investment Option                1,317,346    18,162,207     1,851,782      1,699,907
MSF T. Rowe Price Large Cap Growth Investment Option      154,969     2,064,434       281,611        182,371
MSF T. Rowe Price Small Cap Growth Investment Option      494,101     6,293,252       494,495        622,214
MSF Western Asset Management U.S. Government
  Investment Option                                     1,395,693    16,516,471     2,637,642      3,001,809
Pioneer VCT Mid Cap Value Investment Option               326,080     6,201,533       449,114        797,788
The Merger Fund VL Investment Option                      361,792     3,952,750       444,098        477,108
Vanguard VIF Mid-Cap Index Investment Option              237,443     3,334,430       773,759        689,778
Vanguard VIF Total Stock Market Index Investment Option   168,136     4,294,977     1,041,551        888,078

(a) For the period May 4, 2009 to December 31, 2009.

61

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METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS

The following is a summary of unit values and units outstanding for the Policies, net investment income ratios, and expense ratios, excluding expenses for the underlying portolio, series, or fund for each of the periods presented in the five years ended December 31, 2009:

                                                              AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                            ----------------------------------- --------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                           LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                                 UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                            ---------- ------------- ---------- ------------- ---------------- -------------------
American Funds Global Growth           2009 12,325,319 0.990 - 1.531 18,245,436          1.48      0.40 - 0.90    41.01 - 41.83
  Investment Option                    2008 12,149,279 0.698 - 1.083 13,015,782          1.88      0.40 - 0.90   (38.95) - 3.56
                                       2007 11,473,927 1.746 - 1.769 20,130,268          2.80      0.65 - 0.90    13.87 - 14.06
                                       2006  9,664,259 1.533 - 1.551 14,883,050          0.87      0.65 - 0.90    19.33 - 19.68
                                       2005  8,076,958 1.284 - 1.296 10,412,007          0.67      0.65 - 0.90    13.02 - 13.39
American Funds Growth Investment       2009 40,381,232 0.875 - 1.080 42,661,117          0.66      0.40 - 0.90    38.15 - 38.89
  Option                               2008 42,447,559 0.630 - 0.780 32,709,985          0.83      0.40 - 0.90   (44.48) - 4.13
                                       2007 41,541,205 1.382 - 1.400 57,651,373          0.79      0.65 - 0.90    11.32 - 11.55
                                       2006 40,538,757 1.241 - 1.255 50,488,792          0.85      0.65 - 0.90      9.20 - 9.51
                                       2005 35,101,925 1.135 - 1.146 39,994,219          0.73      0.65 - 0.90    15.14 - 15.41
American Funds Growth-Income           2009 18,712,342 0.938 - 1.160 21,068,006          1.56      0.40 - 0.90    29.95 - 30.82
  Investment Option                    2008 20,999,398 0.717 - 0.889 18,354,199          1.77      0.40 - 0.90   (38.36) - 2.87
                                       2007 20,397,998 1.392 - 1.440 28,936,761          1.54      0.65 - 0.90      4.10 - 4.35
                                       2006 19,583,842 1.337 - 1.380 26,672,991          1.62      0.65 - 0.90    14.18 - 14.43
                                       2005 18,454,187 1.171 - 1.206 21,999,094          1.41      0.65 - 0.90      4.83 - 5.14
Fidelity VIP Contrafund Investment     2009 13,735,333 0.910 - 1.454 19,264,743          1.33      0.40 - 0.90    34.45 - 35.22
  Option                               2008 14,018,225 0.673 - 1.079 14,819,315          0.94      0.40 - 0.90  (43.12) - 13.30
                                       2007 13,383,898 1.842 - 1.892 24,885,488          0.89      0.65 - 0.90    16.43 - 16.72
                                       2006 12,335,149 1.582 - 1.621 19,672,725          1.13      0.65 - 0.90    10.63 - 10.88
                                       2005 10,220,794 1.430 - 1.462 14,738,874          0.19      0.65 - 0.90    15.79 - 16.12
Fidelity VIP Equity-Income Investment  2009  6,300,007 1.123 - 2.626 14,023,937          2.28      0.60 - 0.90    29.06 - 29.42
  Option                               2008  7,040,512 0.870 - 2.029 12,067,759          2.44      0.60 - 0.90 (43.19) - (42.99)
                                       2007  7,718,341 1.530 - 3.559 23,396,405          1.75      0.60 - 0.90      0.62 - 0.94
                                       2006  8,334,908 1.520 - 3.526 25,221,914          3.31      0.60 - 0.90    19.12 - 19.48
                                       2005  8,985,863 1.275 - 2.951 22,857,397          1.61      0.60 - 0.90      4.91 - 5.20
Fidelity VIP High Income Investment    2009  2,007,536 1.211 - 1.827  3,344,308          8.03      0.60 - 0.90    42.66 - 43.18
  Option                               2008  2,174,437 0.848 - 1.276  2,542,512          8.53      0.60 - 0.90 (25.68) - (25.47)
                                       2007  2,468,527 1.141 - 1.712  3,834,661          8.10      0.60 - 0.90      1.85 - 2.15
                                       2006  2,589,708 1.119 - 1.676  3,945,879          7.31      0.60 - 0.90    10.21 - 10.63
                                       2005  2,939,805 1.015 - 1.515  4,091,496         14.91      0.60 - 0.90      1.80 - 2.09
Fidelity VIP Mid Cap Investment Option 2009  4,352,453 0.928 - 2.198  8,710,866          0.47      0.40 - 0.90    38.44 - 39.13
                                       2008  3,949,702 0.667 - 1.583  6,153,083          0.24      0.40 - 0.90   (40.15) - 8.10
                                       2007  3,896,996 2.608 - 2.638 10,208,996          0.49      0.65 - 0.90    14.34 - 14.60
                                       2006  3,649,238 2.281 - 2.302  8,352,372          0.16      0.65 - 0.90    11.38 - 11.64
                                       2005  3,000,197 2.048 - 2.062  6,158,056            --      0.65 - 0.90    16.96 - 17.29
FTVIPT Franklin Small-Mid Cap          2009  6,356,861 0.945 - 1.022  6,344,238            --      0.40 - 0.90    42.32 - 42.97
  Growth Securities Investment         2008  6,714,279 0.661 - 0.717  4,725,414            --      0.40 - 0.90   (43.01) - 5.42
  Option                               2007  6,201,569 1.223 - 1.254  7,657,001            --      0.65 - 0.90    10.28 - 10.48
                                       2006  5,421,175 1.109 - 1.135  6,068,000            --      0.65 - 0.90      7.67 - 7.99
                                       2005  5,429,888 1.030 - 1.051  5,637,532            --      0.65 - 0.90      3.83 - 4.16
FTVIPT Templeton Foreign               2009 10,812,819 0.941 - 1.937 19,838,427          3.31      0.40 - 0.90    35.78 - 36.57
  Securities Investment Option         2008 11,428,920 0.689 - 1.423 16,050,355          2.34      0.40 - 0.90   (40.90) - 9.19
                                       2007 10,548,590 2.374 - 2.402 25,112,638          1.95      0.65 - 0.90    14.41 - 14.71
                                       2006  9,676,117 2.075 - 2.094 20,115,073          1.19      0.65 - 0.90    20.36 - 20.69
                                       2005  7,515,021 1.724 - 1.735 12,974,378          1.12      0.65 - 0.90     9.18 - 10.44

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        ----------------------------------- --------------------------------------------------
                                                   UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                       LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                             UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ---------- ------------- ---------- ------------- ---------------- -------------------
FTVIPT Templeton Global Bond       2009  1,981,051 3.073 - 3.209  6,100,419          8.86      0.60 - 0.90    17.92 - 18.28
  Securities Investment Option     2008    613,262 2.606 - 2.713  1,609,141          3.71      0.60 - 0.90      5.51 - 5.81
                                   2007    713,382 2.470 - 2.564  1,772,608          2.83      0.60 - 0.90    10.27 - 10.61
                                   2006    752,833 2.240 - 2.318  1,695,296          3.14      0.60 - 0.90    12.11 - 12.47
                                   2005    844,747 1.998 - 2.061  1,694,985          6.42      0.60 - 0.90   (3.76) - (3.51)
Goldman Sachs Capital Growth       2009  2,733,482 0.945 - 1.136  3,060,967          0.50      0.40 - 0.90    46.47 - 47.20
  Investment Option                2008  2,491,475 0.764 - 0.774  1,905,895          0.13      0.65 - 0.90 (42.30) - (42.11)
                                   2007  2,392,384 1.324 - 1.337  3,168,916          0.19      0.65 - 0.90      9.14 - 9.41
                                   2006  2,420,432 1.213 - 1.222  2,936,985          0.11      0.65 - 0.90     7.63 - 12.21
                                   2005  3,006,623 1.127 - 1.133  3,390,174          0.15      0.65 - 0.90      1.99 - 2.53
Janus Aspen Enterprise Investment  2009  9,862,812 0.543 - 0.889  5,411,825            --      0.40 - 0.90    43.12 - 43.85
  Option                           2008 12,050,791 0.379 - 0.618  4,611,617          0.06      0.40 - 0.90   (44.43) - 6.00
                                   2007 13,026,262 0.682 - 0.707  8,955,082          0.07      0.60 - 0.90    20.71 - 21.06
                                   2006 12,972,915 0.565 - 0.584  7,386,360            --      0.60 - 0.90    12.13 - 12.60
                                   2005 15,477,228 0.503 - 0.519  7,846,877            --      0.60 - 0.90    11.09 - 11.37
Janus Aspen Global Technology      2009  4,718,968 0.433 - 1.033  2,067,066            --      0.40 - 0.90    55.71 - 56.28
  Investment Option                2008  4,400,037 0.278 - 0.661  1,234,658          0.09      0.60 - 0.90 (44.55) - (44.19)
                                   2007  4,512,674 0.501 - 0.516  2,277,173          0.36      0.60 - 0.90    20.53 - 20.90
                                   2006  4,286,107 0.415 - 0.427  1,791,640            --      0.60 - 0.90      6.89 - 7.29
                                   2005  4,620,013 0.388 - 0.398  1,805,667            --      0.60 - 0.90    10.42 - 11.02
LMPVET ClearBridge Variable        2009  1,076,664 0.863 - 0.961  1,009,056          3.21      0.40 - 0.90    21.57 - 22.07
  Equity Income Builder Investment 2008  1,013,153 0.779 - 0.789    794,575          1.04      0.65 - 0.90 (35.57) - (35.33)
  Option                           2007    952,765 1.209 - 1.220  1,157,691          1.29      0.65 - 0.90      4.40 - 4.63
                                   2006    712,943 1.158 - 1.166    828,504          1.69      0.65 - 0.90      9.56 - 9.79
                                   2005    550,731 1.057 - 1.062    583,569          1.76      0.65 - 0.90      3.22 - 3.61
LMPVET ClearBridge Variable        2009 12,000,374 0.840 - 0.921 10,432,460            --      0.40 - 0.90    33.33 - 34.06
  Aggressive Growth Investment     2008 12,419,601 0.630 - 0.687  8,088,657            --      0.40 - 0.90  (40.91) - 13.18
  Option                           2007 12,642,597 1.066 - 1.132 13,936,480            --      0.65 - 0.90      0.57 - 0.80
                                   2006 13,733,486 1.060 - 1.123 15,059,368            --      0.65 - 0.90      7.83 - 8.08
                                   2005 13,756,347 0.983 - 1.039 13,960,584            --      0.65 - 0.90    10.57 - 11.00
LMPVET ClearBridge Variable        2009  1,132,543 0.908 - 0.986  1,102,455          0.61      0.40 - 0.90    38.86 - 39.69
  Capital Investment Option        2008  1,094,214 0.700 - 0.708    768,339          0.05      0.65 - 0.90 (42.64) - (42.49)
                                   2007  1,122,557 1.220 - 1.231  1,373,842          0.43      0.65 - 0.90      0.91 - 1.15
                                   2006    949,492 1.209 - 1.217  1,150,248          0.71      0.65 - 0.90    12.66 - 12.89
                                   2005    766,368 1.073 - 1.078    823,785          0.49      0.65 - 0.90      4.28 - 7.30
LMPVET ClearBridge Variable        2009 16,151,654 0.931 - 2.447 26,949,894          1.35      0.40 - 1.30    27.72 - 28.77
  Fundamental Value Investment     2008 17,517,350 0.723 - 1.903 23,156,999          1.69      0.40 - 1.30   (37.42) - 5.24
  Option                           2007 18,812,757 1.468 - 3.019 39,852,972          1.19      0.60 - 1.30    (0.04) - 0.67
                                   2006 20,362,441 1.462 - 2.999 43,594,145          1.61      0.60 - 1.30    15.31 - 16.11
                                   2005 21,430,502 1.262 - 2.583 39,985,474          0.92      0.60 - 1.30      3.40 - 4.15
LMPVET ClearBridge Variable        2009  7,987,973 0.929 - 1.878 11,014,021          1.89      0.40 - 1.30    22.89 - 24.03
  Investors Investment Option      2008  9,188,310 0.749 - 1.517 10,430,335          1.28      0.40 - 1.30  (36.46) - 11.46
  (Commenced 4/30/2007)            2007 10,406,776 1.338 - 2.371 18,600,654          1.20      0.60 - 1.30   (2.49) - (2.02)
LMPVET ClearBridge Variable        2009 11,372,908 0.812 - 1.056  9,340,618          0.27      0.40 - 0.90    41.21 - 41.74
  Large Cap Growth Investment      2008 12,611,777 0.575 - 0.745  7,305,472          0.28      0.40 - 0.90   (37.84) - 3.33
  Option                           2007 13,307,039 0.925 - 0.948 12,396,324          0.04      0.60 - 0.90      4.28 - 4.65
                                   2006 14,331,581 0.887 - 0.906 12,793,971          0.15      0.60 - 0.90      3.71 - 4.03
                                   2005 17,301,891 0.855 - 0.872 14,905,108          0.13      0.60 - 0.90      4.27 - 4.57

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                         ----------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         ---------- ------------- ---------- ------------- ---------------- -------------------
LMPVET Global Currents Variable     2009  1,843,615 0.899 - 1.205  2,030,390          1.15      0.65 - 1.30    26.88 - 27.79
  International All Cap Opportunity 2008  2,129,702 0.705 - 0.948  1,853,739          1.86      0.65 - 1.30 (44.11) - (43.80)
  Investment Option                 2007  2,621,142 1.257 - 1.695  4,154,593          0.94      0.65 - 1.30      4.92 - 5.64
                                    2006  2,751,608 1.192 - 1.612  4,179,270          2.22      0.65 - 1.30    24.29 - 25.10
                                    2005  2,886,139 0.955 - 1.296  3,499,274          1.36      0.65 - 1.30    10.29 - 10.93
LMPVET Lifestyle Allocation 50%     2009    239,622 1.358 - 1.383    326,329          4.91      1.15 - 1.30    30.58 - 30.84
  Investment Option                 2008    343,038 1.040 - 1.057    356,726          4.75      1.15 - 1.30 (28.28) - (28.19)
                                    2007    337,201 1.450 - 1.472    495,245          3.46      1.15 - 1.30      1.90 - 2.08
                                    2006    367,316 1.423 - 1.442    525,764          2.70      1.15 - 1.30      6.83 - 6.97
                                    2005    457,784 1.332 - 1.348    610,274          2.17      1.15 - 1.30      1.14 - 1.35
LMPVET Lifestyle Allocation 70%     2009    177,803 1.201 - 1.224    213,864          3.38      1.15 - 1.30    31.26 - 31.47
  Investment Option                 2008    226,247 0.915 - 0.931    207,125          2.37      1.15 - 1.30 (33.70) - (33.55)
                                    2007    266,016 1.380 - 1.401    370,144          2.22      1.15 - 1.30      2.53 - 2.64
                                    2006    369,387 1.346 - 1.365    502,894          1.83      1.15 - 1.30      7.42 - 7.57
                                    2005    417,909 1.253 - 1.269    525,705          0.98      1.15 - 1.30      3.38 - 3.59
LMPVET Lifestyle Allocation 85%     2009    261,013 0.851 - 0.863    222,698          2.35      1.15 - 1.30    30.72 - 30.96
  Investment Option                 2008    278,565 0.651 - 0.659    181,279          1.70      1.15 - 1.30           (38.18)
                                    2007    302,032 1.053 - 1.066    320,850          1.44      1.15 - 1.30      1.94 - 2.21
                                    2006    379,011 1.033 - 1.043    393,994          1.05      1.15 - 1.30      8.05 - 8.20
                                    2005    405,227 0.956 - 0.964    388,673          0.48      1.15 - 1.30      4.71 - 4.90
LMPVIT Western Asset Variable High  2009  5,269,953 1.153 - 1.869  8,138,739         12.20      0.40 - 1.30    57.88 - 59.25
  Income Investment Option          2008  5,362,155 0.724 - 1.176  5,359,847         10.96      0.40 - 1.30   (30.91) - 6.16
                                    2007  5,874,233 1.307 - 1.690  8,575,945          7.69      0.60 - 1.30   (0.99) - (0.29)
                                    2006  9,806,075 1.315 - 1.695 14,946,656         11.12      0.60 - 1.30     9.58 - 10.35
                                    2005 10,249,932 1.195 - 1.536 14,253,503         11.00      0.60 - 1.30      1.30 - 1.99
LMPVIT Western Asset Variable       2009  2,205,727 1.339 - 1.368  2,959,144          0.24      1.15 - 1.30   (1.11) - (0.94)
  Money Market Investment Option    2008  2,628,204 1.354 - 1.381  3,560,169          2.53      1.15 - 1.30      1.27 - 1.47
                                    2007  2,182,201 1.337 - 1.361  2,928,058          4.79      1.15 - 1.30      3.49 - 3.66
                                    2006  2,550,987 1.291 - 1.313  3,308,211          4.51      1.15 - 1.30      3.28 - 3.47
                                    2005  2,756,318 1.250 - 1.269  3,448,119          2.75      1.15 - 1.30      1.46 - 1.60
MIST BlackRock High Yield           2009     28,673 1.485 - 5.431    120,367          5.87      0.49 - 1.30    45.30 - 46.47
  Investment Option                 2008     34,110 1.022 - 3.708    100,539          7.65      0.49 - 1.30 (25.18) - (24.57)
  (Commenced 5/1/2006)              2007     40,916 1.366 - 4.916    165,768          1.24      0.49 - 1.30    (1.99) - 1.47
                                    2006     10,516 1.348 - 1.365     14,223            --      1.15 - 1.30      5.64 - 5.73
MIST Clarion Global Real Estate     2009  2,861,567 0.891 - 1.241  3,489,205          3.61      0.40 - 0.90    33.92 - 34.59
  Investment Option                 2008  2,890,435 0.914 - 0.924  2,648,817          2.13      0.65 - 0.90 (42.08) - (41.96)
  (Commenced 5/1/2006)              2007  3,122,259 1.578 - 1.592  4,936,713          1.06      0.65 - 0.90 (15.52) - (15.36)
                                    2006  2,411,935 1.868 - 1.881  4,514,056            --      0.65 - 0.90    22.25 - 22.46
MIST Harris Oakmark International   2009     11,000         1.129     12,425          8.14             1.30            53.40
  Investment Option                 2008     11,666 0.736 - 0.747      8,588          2.01      1.15 - 1.30 (41.49) - (41.46)
  (Commenced 5/1/2006)              2007     12,117 1.258 - 1.276     15,457          0.89      1.14 - 1.29   (2.10) - (1.92)
                                    2006     18,938 1.285 - 1.301     24,483            --      1.11 - 1.26    10.54 - 19.09
MIST Janus Forty Investment         2009 13,816,471 0.786 - 5.351 29,808,328            --      0.40 - 1.30    41.32 - 42.83
  Option (Commenced 5/1/2006)       2008 15,030,084 0.554 - 3.759 23,086,824          6.01      0.40 - 1.30   (42.61) - 0.87
                                    2007 15,068,345 0.961 - 6.503 42,126,789          0.17      0.60 - 1.30    28.79 - 29.67
                                    2006 15,268,499 0.743 - 5.015 34,761,141            --      0.60 - 1.30      2.69 - 3.21

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                        AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                      ----------------------------------- --------------------------------------------------
                                                 UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                     LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                      ---------- ------------- ---------- ------------- ---------------- -------------------
MIST Lazard Mid Cap Investment   2009      2,926 1.989 - 2.023      5,822          1.33      1.15 - 1.30    35.31 - 35.59
  Option (Commenced 4/28/2008)   2008      3,114 1.470 - 1.492      4,577            --      1.15 - 1.30 (36.63) - (36.57)
MIST Loomis Sayles Global        2009  1,781,476 3.373 - 3.522  6,097,735          2.45      0.60 - 0.90    39.73 - 40.15
  Markets Investment Option      2008  2,101,763 2.414 - 2.513  5,148,663          5.01      0.60 - 0.90 (39.63) - (39.46)
  (Commenced 4/30/2007)          2007  2,278,579 3.999 - 4.151  9,238,496            --      0.60 - 0.90    19.98 - 20.21
MIST Lord Abbett Bond Debenture  2009  3,406,092 1.131 - 1.538  5,126,735          7.86      0.40 - 0.90    35.90 - 36.59
  Investment Option              2008  3,730,868 1.112 - 1.129  4,173,622          4.25      0.65 - 0.90 (19.13) - (18.95)
  (Commenced 5/1/2006)           2007  3,438,563 1.375 - 1.393  4,751,581          5.41      0.65 - 0.90      5.90 - 6.17
                                 2006  3,445,359 1.297 - 1.312  4,490,538            --      0.65 - 0.90      5.25 - 5.47
MIST Lord Abbett Growth and      2009  2,376,377 0.911 - 1.329  2,973,253          2.15      0.40 - 1.30    16.89 - 17.85
  Income Investment Option       2008  2,280,190 0.773 - 1.130  2,538,305          1.49      0.40 - 1.30   (37.13) - 2.93
  (Commenced 5/1/2006)           2007  2,013,449 1.535 - 1.786  3,569,166          0.85      0.65 - 1.05      2.61 - 3.00
                                 2006  1,846,743 1.496 - 1.734  3,180,082            --      0.65 - 1.05      7.94 - 8.24
MIST Met/AIM Small Cap Growth    2009  1,689,549 0.948 - 1.196  1,985,828            --      0.40 - 1.30    32.38 - 33.52
  Investment Option              2008  1,194,909 0.874 - 0.896  1,060,162            --      0.60 - 1.30 (39.39) - (38.99)
  (Commenced 5/1/2006)           2007  1,306,522 1.442 - 1.469  1,905,264            --      0.60 - 1.30     9.99 - 10.78
                                 2006    562,860 1.311 - 1.326    743,262            --      0.60 - 1.30    (0.53) - 7.84
MIST MFS Emerging Markets        2009  5,253,950 0.860 - 2.283  9,306,452          1.90      0.40 - 0.90    67.38 - 68.55
  Equity Investment Option       2008  4,553,483 0.512 - 1.358  4,904,851          0.74      0.40 - 0.90   (74.88) - 3.64
  (Commenced 4/30/2007)          2007  1,196,951 2.962 - 3.063  3,635,059            --      0.65 - 0.90    25.77 - 26.00
MIST MFS Research International  2009  4,764,271 0.861 - 1.657  6,026,683          3.12      0.40 - 0.90    30.40 - 31.05
  Investment Option              2008  4,072,303 0.657 - 1.267  3,940,716          1.98      0.40 - 0.90   (42.88) - 1.39
  (Commenced 4/30/2007)          2007  4,493,703 1.668 - 2.211  7,614,922            --      0.60 - 0.90    (0.27) - 5.16
MIST Oppenheimer Capital
  Appreciation Investment Option 2009  9,417,040 0.674 - 2.492 17,390,014            --      0.60 - 0.90    42.76 - 43.14
  (Commenced 4/28/2008)          2008 10,026,086 0.472 - 1.741 13,232,171            --      0.60 - 0.90 (43.72) - (43.54)
MIST PIMCO Inflation Protected   2009  4,140,461 1.036 - 1.205  4,924,885          3.68      0.40 - 1.30    16.83 - 18.00
  Bond Investment Option         2008  2,980,384 0.878 - 1.024  3,023,641          3.44      0.40 - 1.30    (8.10) - 0.00
  (Commenced 4/30/2007)          2007  1,904,743 1.083 - 1.103  2,086,823            --      0.60 - 1.30      6.89 - 6.99
MIST PIMCO Total Return
  Investment Option
  (Commenced 5/4/2009)           2009 21,404,620 1.186 - 1.720 35,638,876            --      0.40 - 0.90    12.28 - 12.63
MIST Pioneer Fund Investment     2009  1,580,312 0.940 - 1.840  2,100,626          1.10      0.40 - 1.30    22.79 - 26.34
  Option (Commenced 5/1/2006)    2008    726,423 1.105 - 1.494    973,576          1.08      0.60 - 0.90 (33.44) - (33.24)
                                 2007    762,123 1.659 - 2.238  1,533,973          0.92      0.60 - 0.90      4.05 - 4.38
                                 2006    909,145 1.594 - 2.144  1,758,173            --      0.60 - 0.90      8.03 - 8.23
MIST Pioneer Strategic Income    2009  7,104,529 1.159 - 2.052 13,106,309          5.51      0.40 - 1.30    31.38 - 32.46
  Investment Option              2008  7,643,051 0.875 - 1.560 10,943,207          6.78      0.40 - 1.30   (11.92) - 1.16
  (Commenced 5/1/2006)           2007  8,249,082 1.494 - 1.767 13,421,803          0.67      0.60 - 1.30      5.21 - 6.00
                                 2006  7,784,740 1.420 - 1.677 12,003,090          4.97      0.60 - 1.30      3.78 - 4.28
MIST Third Avenue Small Cap      2009  6,053,255 0.916 - 1.546  8,957,609          1.17      0.40 - 0.90    25.39 - 26.00
  Value Investment Option        2008  5,776,220 0.727 - 1.231  7,023,154          0.73      0.40 - 0.90   (30.49) - 0.28
  (Commenced 11/13/2006)         2007  5,395,393 1.745 - 1.765  9,446,006          0.41      0.65 - 0.90   (9.59) - (3.66)
                                 2006  1,708,811 1.815 - 1.832  3,108,833            --      0.65 - 0.90      2.20 - 2.25

65

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METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                         AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                       ----------------------------------- --------------------------------------------------
                                                  UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ---------- ------------- ---------- ------------- ---------------- -------------------
MIST Van Kampen Comstock
  Investment Option
  (Commenced 5/4/2009)            2009  2,845,457 0.977 - 1.380  3,754,380            --      0.40 - 0.90    30.61 - 30.97
MIST Van Kampen Mid Cap           2009    181,637 0.820 - 0.844    151,539            --      0.65 - 0.90    55.83 - 56.30
  Growth Investment Option        2008    184,086 0.526 - 0.540     98,452            --      0.65 - 0.90 (48.33) - (48.18)
  (Commenced 4/28/2008)
MSF Barclays Capital Aggregate    2009      9,952         2.448     24,368          6.21             0.60             4.53
  Bond Index Investment Option    2008     10,065         2.342     23,574          3.06             0.60             5.35
  (Commenced 11/12/2007)          2007      3,360         2.223      7,470            --             0.60             1.41
MSF BlackRock Aggressive          2009  4,865,468 0.621 - 1.031  3,190,160          0.07      0.40 - 1.30    47.34 - 48.74
  Growth Investment Option        2008  5,474,604 0.420 - 0.699  2,425,135            --      0.40 - 1.30   (46.46) - 6.25
  (Commenced 5/1/2006)            2007  5,172,816 0.781 - 1.303  4,397,219            --      0.65 - 1.30    18.86 - 19.67
                                  2006  5,099,551 0.654 - 1.095  3,690,782            --      0.65 - 1.30    (2.15) - 7.37
MSF BlackRock Bond Income         2009    520,260 1.445 - 1.576    802,994          6.75      1.15 - 1.30      6.90 - 8.22
  Investment Option               2008    699,900 1.356 - 1.457    998,372          5.34      1.15 - 1.30   (4.86) - (4.50)
  (Commenced 5/1/2006)            2007    709,624 1.423 - 1.529  1,080,792          3.30      1.15 - 1.30      4.74 - 5.02
                                  2006    885,748 1.356 - 1.457  1,275,162            --      1.15 - 1.30      3.99 - 4.25
MSF BlackRock Diversified         2009  7,684,049 0.964 - 1.911 10,964,649          2.40      0.40 - 0.90    16.21 - 16.85
  Investment Option               2008  2,640,975 0.876 - 1.639  3,864,773          2.84      0.60 - 0.90 (25.47) - (25.23)
  (Commenced 4/30/2007)           2007  2,794,841 1.174 - 2.192  5,500,131            --      0.60 - 0.90      0.81 - 1.02
MSF BlackRock Legacy Large Cap
  Growth Investment Option
  (Commenced 5/4/2009)            2009 26,600,272 0.558 - 1.621 27,692,590            --      0.40 - 1.30    29.59 - 30.46
MSF BlackRock Money Market        2009 28,685,314 1.010 - 2.119 41,575,125          0.45      0.40 - 1.30    (0.88) - 0.10
  Investment Option               2008 34,463,946 1.009 - 2.123 52,099,771          2.81      0.40 - 1.30      0.30 - 2.26
  (Commenced 5/1/2006)            2007 32,568,456 1.176 - 2.076 48,175,190          4.95      0.60 - 1.30      3.72 - 4.46
                                  2006 33,752,485 1.129 - 1.988 45,905,555          3.28      0.60 - 1.30      2.42 - 2.95
MSF Davis Venture Value           2009    882,896 0.930 - 1.224  1,052,110          1.42      0.40 - 0.90    30.87 - 31.54
  Investment Option               2008    623,157 0.920 - 0.934    574,931            --      0.65 - 0.90 (40.76) - (40.55)
  (Commenced 4/28/2008)
MSF FI Value Leaders Investment   2009  9,182,598 0.890 - 1.059  8,872,083          2.69      0.40 - 1.30    20.21 - 21.25
  Option (Commenced 5/1/2006)     2008  9,358,314 0.734 - 0.880  7,532,400          1.83      0.40 - 1.30  (39.82) - (1.48)
                                  2007  9,195,664 1.317 - 1.460 12,243,136          0.83      0.65 - 1.30      2.71 - 3.44
                                  2006  9,443,540 1.277 - 1.419 12,178,489            --      0.65 - 1.30      2.79 - 3.24
MSF Jennison Growth               2009  1,652,116 0.833 - 0.980  1,390,576          0.19      0.40 - 0.90    38.76 - 39.40
  Investment Option               2008  1,835,164 0.600 - 0.703  1,107,979            --      0.40 - 0.90   (36.11) - 1.88
  (Commenced 4/28/2008)
MSF MetLife Aggressive Allocation 2009  1,343,411 0.909 - 1.012  1,344,400          2.03      0.40 - 1.30    29.67 - 30.98
  Investment Option               2008  1,301,386 0.755 - 0.774    998,053          0.51      0.60 - 1.30 (41.20) - (40.81)
  (Commenced 5/1/2006)            2007  1,115,661 1.284 - 1.308  1,448,200          0.06      0.60 - 1.30      1.99 - 2.67
                                  2006    861,837 1.262 - 1.274  1,092,738            --      0.60 - 1.15     0.16 - 10.06
MSF MetLife Conservative          2009  2,734,512 1.057 - 1.170  3,158,728          2.60      0.40 - 1.30    18.97 - 19.98
  Allocation Investment Option    2008    623,158 0.954 - 0.977    604,346          0.74      0.65 - 1.30 (15.50) - (14.90)
  (Commenced 5/1/2006)            2007    241,242 1.141 - 1.148    275,749            --      0.65 - 0.90      4.67 - 4.84
                                  2006     88,560 1.083 - 1.095     96,712            --      0.65 - 1.30      4.34 - 5.23

66

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OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                         AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                       ----------------------------------- --------------------------------------------------
                                                  UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ---------- ------------- ---------- ------------- ---------------- -------------------
MSF MetLife Conservative to       2009    968,238 1.027 - 1.140  1,089,148          3.12      0.40 - 1.30    22.01 - 23.14
  Moderate Allocation Investment  2008    724,526 0.904 - 0.927    665,132          0.97      0.60 - 1.30 (22.60) - (22.10)
  Option (Commenced 5/1/2006)     2007    829,977 1.168 - 1.190    981,191            --      0.60 - 1.30      3.45 - 4.20
                                  2006    850,969 1.129 - 1.142    967,025            --      0.60 - 1.30      5.11 - 6.61
MSF MetLife Moderate Allocation   2009  4,965,318 0.957 - 0.982  4,835,319          2.89      0.60 - 1.30    24.77 - 25.77
  Investment Option               2008  3,988,306 0.767 - 0.781  3,092,260          0.72      0.60 - 1.30 (29.50) - (29.06)
  (Commenced 5/1/2006)            2007  2,771,319 1.088 - 1.101  3,036,286            --      0.60 - 1.30    (2.50) - 3.68
                                  2006    627,215 1.057 - 1.062    664,768            --      0.60 - 1.30      2.72 - 9.95
MSF MetLife Moderate to           2009  4,619,976 0.947 - 1.041  4,749,962          2.51      0.40 - 1.30    27.47 - 28.67
  Aggressive Allocation           2008  5,462,245 0.790 - 0.811  4,393,417          0.61      0.60 - 1.30 (35.98) - (35.48)
  Investment Option               2007  4,931,914 1.234 - 1.257  6,162,931          0.03      0.60 - 1.30      2.49 - 3.20
  (Commenced 5/1/2006)            2006  3,792,783 1.204 - 1.218  4,602,754            --      0.60 - 1.30      5.99 - 6.47
MSF MetLife Stock Index           2009 32,277,211 0.823 - 2.815 45,241,650          1.33      0.40 - 0.90    25.07 - 25.82
  Investment Option               2008  9,406,150 0.657 - 2.243 15,463,621          2.02      0.58 - 0.90 (37.67) - (37.47)
  (Commenced 4/30/2007)           2007 10,661,584 1.054 - 3.587 28,108,273            --      0.58 - 0.90   (1.17) - (0.94)
MSF MFS Total Return Investment   2009 17,201,009 0.993 - 2.523 29,851,245          4.17      0.40 - 1.30    16.80 - 17.93
  Option (Commenced 5/1/2006)     2008 18,836,947 0.842 - 2.144 28,566,764          3.48      0.40 - 1.30   (23.32) - 4.21
                                  2007 20,612,618 1.571 - 2.777 41,220,043          1.97      0.60 - 1.30      2.82 - 3.58
                                  2006 21,327,924 1.521 - 2.681 41,328,787            --      0.60 - 1.30      7.07 - 7.61
MSF MFS Value Investment Option   2009  5,509,094 0.926 - 1.124  6,094,000            --      0.40 - 1.30    19.19 - 20.26
  (Commenced 5/1/2006)            2008  5,715,872 0.770 - 0.936  5,297,903          1.65      0.40 - 1.30   (33.38) - 3.08
                                  2007  4,599,043 1.369 - 1.395  6,369,545            --      0.60 - 1.30      6.21 - 6.98
                                  2006  3,597,118 1.289 - 1.304  4,667,657          2.12      0.60 - 1.30     9.24 - 11.27
MSF Morgan Stanley EAFE Index     2009    179,688 0.739 - 0.745    133,572          4.46      0.60 - 0.90    27.41 - 27.79
  Investment Option               2008    168,553 0.580 - 0.583     98,108          2.48      0.60 - 0.90 (42.57) - (42.39)
  (Commenced 4/30/2007)           2007    120,496 1.010 - 1.024    121,926            --      0.60 - 0.90    (2.10) - 1.36
MSF Oppenheimer Global Equity     2009  8,788,277 0.617 - 3.134 20,880,111          2.58      0.40 - 0.90    38.34 - 39.47
  Investment Option               2008 10,334,397 0.446 - 2.247 17,113,756          1.83      0.40 - 0.90   (41.39) - 5.24
  (Commenced 11/13/2006)          2007  6,938,055 1.731 - 3.791 24,555,566          1.14      0.60 - 0.90      5.55 - 5.86
                                  2006  7,803,576 1.639 - 3.581 26,135,497            --      0.59 - 0.89      3.54 - 3.62
MSF Russell 2000 Index Investment 2009 10,598,344 0.945 - 1.449 13,976,943          2.07      0.40 - 0.90    24.80 - 25.50
  Option (Commenced 4/30/2007)    2008 10,673,842 0.753 - 1.157 11,385,095          1.29      0.40 - 0.90   (34.03) - 6.66
                                  2007 11,213,441 1.485 - 1.750 18,128,329            --      0.60 - 0.90   (7.48) - (7.26)
MSF T. Rowe Price Large Cap       2009  2,323,040 0.848 - 0.935  1,989,747          0.33      0.40 - 0.90    41.81 - 42.53
  Growth Investment Option        2008  2,166,673 0.598 - 0.656  1,303,940          0.30      0.40 - 0.90   (42.57) - 2.82
  (Commenced 5/1/2006)            2007  2,044,271 1.040 - 1.057  2,139,053          0.20      0.65 - 0.90      8.19 - 8.44
                                  2006  2,604,653 0.961 - 0.977  2,513,555            --      0.65 - 0.90      7.60 - 7.88
MSF T. Rowe Price Small Cap       2009  6,323,143 0.916 - 0.947  5,830,340          0.06      0.40 - 0.90    37.33 - 38.05
  Growth Investment Option        2008  6,606,983 0.667 - 0.686  4,430,660            --      0.40 - 0.90   (33.97) - 6.03
  (Commenced 4/28/2008)
MSF Western Asset Management      2009  8,960,191 1.035 - 2.210 16,552,857          4.57      0.20 - 0.75      3.52 - 4.22
  U.S. Government Investment      2008  9,464,230 0.995 - 2.128 16,980,106          4.38      0.40 - 0.75    (1.11) - 0.00
  Option (Commenced 5/1/2006)     2007 11,014,388 1.489 - 2.145 19,890,983          2.74      0.45 - 0.75      3.61 - 3.87
                                  2006 11,764,040 1.437 - 2.065 20,873,265            --      0.45 - 0.75      3.96 - 4.19

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                      AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------- --------------------------------------------------
                                               UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                   LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     --------- ------------- ---------- ------------- ---------------- -------------------
Pioneer VCT Mid Cap Value       2009 3,504,668 0.927 - 1.407  4,698,722          1.28      0.40 - 0.90    24.10 - 24.76
  Investment Option             2008 3,734,210 0.743 - 1.131  4,172,064          0.86      0.40 - 0.90   (34.36) - 5.09
                                2007 3,880,806 1.694 - 1.718  6,612,367          0.58      0.65 - 0.90      4.44 - 4.63
                                2006 4,142,753 1.622 - 1.642  6,751,480            --      0.65 - 0.90    11.25 - 11.55
                                2005 3,842,540 1.458 - 1.472  5,622,513          0.21      0.65 - 0.90      6.66 - 6.98
The Merger Fund VL Investment   2009 2,659,239 1.126 - 1.476  3,867,455          3.23      0.40 - 0.90    10.81 - 11.26
  Option                        2008 2,740,759 1.313 - 1.328  3,605,488            --      0.65 - 0.90      2.82 - 3.11
                                2007 2,838,052 1.277 - 1.288  3,627,833            --      0.65 - 0.90      1.19 - 1.42
                                2006 2,682,181 1.262 - 1.270  3,392,200            --      0.65 - 0.90    15.55 - 15.77
                                2005 4,909,597 1.092 - 1.097  5,363,749            --      0.65 - 0.90      1.95 - 3.88
Vanguard VIF Mid-Cap Index      2009 2,526,997 0.920 - 1.145  2,853,968          1.77      0.40 - 1.30    38.55 - 39.82
  Investment Option             2008 2,495,822 0.658 - 0.820  2,026,976          1.62      0.40 - 1.30   (42.60) - 5.45
  (Commenced 5/2/2005)          2007 2,367,741 1.392 - 1.418  3,335,403          1.21      0.60 - 1.30      4.82 - 5.51
                                2006 1,759,917 1.328 - 1.344  2,355,855          1.01      0.60 - 1.30    12.26 - 13.05
                                2005 1,262,976 1.183 - 1.189  1,498,551            --      0.60 - 1.30     4.23 - 18.90
Vanguard VIF Total Stock Market 2009 3,476,727 1.031 - 1.066  3,653,456          1.91      0.60 - 1.30    26.66 - 27.51
  Index Investment Option       2008 3,471,151 0.814 - 0.836  2,870,946          1.47      0.60 - 1.30 (38.15) - (37.66)
  (Commenced 5/2/2005)          2007 3,097,735 1.316 - 1.341  4,121,841          0.99      0.60 - 1.30      3.87 - 4.52
                                2006 2,575,182 1.267 - 1.283  3,285,632          0.45      0.60 - 1.30    14.04 - 14.86
                                2005   468,516 1.111 - 1.117    522,275            --      0.60 - 1.30     1.58 - 11.70

(1) The Company sells a number of variable life products which have unique combinations of features and fees that are charged against the policy owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Option from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Investment Option invests.The investment income ratio is calculated as a weighted average ratio since the Investment Option may invest in two or more share classes, if any, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

(3) These amounts represent annualized policy expenses of the applicable Investment Options, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

 The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Investment Option.

This page is intentionally left blank.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                               AMERICAN FUNDS GLOBAL GROWTH            AMERICAN FUNDS GROWTH    AMERICAN FUNDS GROWTH-INCOME
                                          INVESTMENT OPTION                INVESTMENT OPTION               INVESTMENT OPTION
                               ------------------------------- -------------------------------- -------------------------------
                                     2009              2008          2009               2008          2009              2008
                               ------------- ----------------- ------------- ------------------ ------------- -----------------
Units beginning of year        12,149,279        11,473,927    42,447,559         41,541,205    20,999,398        20,397,998
Units redeemed and transferred
  from other funding options    3,123,357         2,339,726     6,057,496          5,781,710     3,981,487         4,009,886
Units redeemed and transferred
  to other funding options     (2,947,317)       (1,664,374)   (8,123,823)        (4,875,356)   (6,268,543)       (3,408,486)
                               ------------- ----------------- ------------- ------------------ ------------- -----------------
Units end of year              12,325,319        12,149,279    40,381,232         42,447,559    18,712,342        20,999,398
                               ============= ================= ============= ================== ============= =================
                                                                   FTVIPT FRANKLIN SMALL-MID        FTVIPT TEMPLETON FOREIGN
                                       FIDELITY VIP MID CAP            CAP GROWTH SECURITIES                      SECURITIES
                                          INVESTMENT OPTION                INVESTMENT OPTION               INVESTMENT OPTION
                               ------------------------------- -------------------------------- -------------------------------
                                     2009              2008          2009               2008          2009              2008
                               ------------- ----------------- ------------- ------------------ ------------- -----------------
Units beginning of year         3,949,702         3,896,996     6,714,279          6,201,569    11,428,920        10,548,590
Units redeemed and transferred
  from other funding options    1,567,118           971,787       783,320          1,068,298     1,991,276         1,797,554
Units redeemed and transferred
  to other funding options     (1,164,367)         (919,081)   (1,140,738)          (555,588)   (2,607,377)         (917,224)
                               ------------- ----------------- ------------- ------------------ ------------- -----------------
Units end of year               4,352,453         3,949,702     6,356,861          6,714,279    10,812,819        11,428,920
                               ============= ================= ============= ================== ============= =================
                                                                 LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE
                              JANUS ASPEN GLOBAL TECHNOLOGY            EQUITY INCOME BUILDER               AGGRESSIVE GROWTH
                                          INVESTMENT OPTION                INVESTMENT OPTION               INVESTMENT OPTION
                               ------------------------------- -------------------------------- -------------------------------
                                     2009              2008          2009               2008          2009              2008
                               ------------- ----------------- ------------- ------------------ ------------- -----------------
Units beginning of year         4,400,037         4,512,674     1,013,153            952,765    12,419,601        12,642,597
Units redeemed and transferred
  from other funding options    1,740,322         1,209,690       506,852            262,996     1,774,376         1,376,452
Units redeemed and transferred
  to other funding options     (1,421,391)       (1,322,327)     (443,341)          (202,608)   (2,193,603)       (1,599,448)
                               ------------- ----------------- ------------- ------------------ ------------- -----------------
Units end of year               4,718,968         4,400,037     1,076,664          1,013,153    12,000,374        12,419,601
                               ============= ================= ============= ================== ============= =================
                                                                      LMPVET GLOBAL CURRENTS
                                LMPVET CLEARBRIDGE VARIABLE    VARIABLE INTERNATIONALALL CAP                LMPVET LIFESTYLE
                                           LARGE CAP GROWTH                      OPPORTUNITY                  ALLOCATION 50%
                                          INVESTMENT OPTION                INVESTMENT OPTION               INVESTMENT OPTION
                               ------------------------------- -------------------------------- -------------------------------
                                     2009              2008          2009               2008          2009              2008
                               ------------- ----------------- ------------- ------------------ ------------- -----------------
Units beginning of year        12,611,777        13,307,039     2,129,702          2,621,142       343,038           337,201
Units redeemed and transferred
  from other funding options    2,668,338         1,617,106     1,077,706          1,899,385       139,659           289,581
Units redeemed and transferred
  to other funding options     (3,907,207)       (2,312,368)   (1,363,793)        (2,390,825)     (243,075)         (283,744)
                               ------------- ----------------- ------------- ------------------ ------------- -----------------
Units end of year              11,372,908        12,611,777     1,843,615          2,129,702       239,622           343,038
                               ============= ================= ============= ================== ============= =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period May 4, 2009 to December 31, 2009.

    FIDELITY VIP CONTRAFUND      FIDELITY VIP EQUITY-INCOME       FIDELITY VIP HIGH INCOME
          INVESTMENT OPTION               INVESTMENT OPTION              INVESTMENT OPTION
------------------------------ ------------------------------- ------------------------------
      2009             2008          2009              2008          2009             2008
------------- ---------------- ------------- ----------------- ------------- ----------------
14,018,225       13,383,898     7,040,512         7,718,341     2,174,437        2,468,527
 1,907,224        2,370,016       846,628           721,300       332,849          315,714
(2,190,116)      (1,735,689)   (1,587,133)       (1,399,129)     (499,750)        (609,804)
------------- ---------------- ------------- ----------------- ------------- ----------------
13,735,333       14,018,225     6,300,007         7,040,512     2,007,536        2,174,437
============= ================ ============= ================= ============= ================
    FTVIPT TEMPLETON GLOBAL
            BOND SECURITIES    GOLDMAN SACHS CAPITAL GROWTH         JANUS ASPEN ENTERPRISE
          INVESTMENT OPTION               INVESTMENT OPTION              INVESTMENT OPTION
------------------------------ ------------------------------- ------------------------------
      2009             2008          2009              2008          2009             2008
------------- ---------------- ------------- ----------------- ------------- ----------------
   613,262          713,382     2,491,475         2,392,384    12,050,791       13,026,262
 1,533,067           79,210       423,848           210,080     1,465,161        2,055,046
  (165,278)        (179,330)     (181,841)         (110,989)   (3,653,140)      (3,030,517)
------------- ---------------- ------------- ----------------- ------------- ----------------
 1,981,051          613,262     2,733,482         2,491,475     9,862,812       12,050,791
============= ================ ============= ================= ============= ================
LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE
                    CAPITAL               FUNDAMENTAL VALUE                      INVESTORS
          INVESTMENT OPTION               INVESTMENT OPTION              INVESTMENT OPTION
------------------------------ ------------------------------- ------------------------------
      2009             2008          2009              2008          2009             2008
------------- ---------------- ------------- ----------------- ------------- ----------------
 1,094,214        1,122,557    17,517,350        18,812,757     9,188,310       10,406,776
   356,305          226,957     3,063,572         3,866,854     1,893,507        2,441,206
  (317,976)        (255,300)   (4,429,268)       (5,162,261)   (3,093,844)      (3,659,672)
------------- ---------------- ------------- ----------------- ------------- ----------------
 1,132,543        1,094,214    16,151,654        17,517,350     7,987,973        9,188,310
============= ================ ============= ================= ============= ================
           LMPVET LIFESTYLE                LMPVET LIFESTYLE    LMPVIT WESTERN ASSET VARIABLE
             ALLOCATION 70%                  ALLOCATION 85%                      HIGH INCOME
          INVESTMENT OPTION               INVESTMENT OPTION                INVESTMENT OPTION
------------------------------ ------------------------------- ------------------------------
      2009             2008          2009              2008          2009             2008
------------- ---------------- ------------- ----------------- ------------- ----------------
   226,247          266,016       278,565           302,032     5,362,155        5,874,233
   146,828          146,666       280,536           408,278     1,897,521        1,709,328
  (195,272)        (186,435)     (298,088)         (431,745)   (1,989,723)      (2,221,406)
------------- ---------------- ------------- ----------------- ------------- ----------------
   177,803          226,247       261,013           278,565     5,269,953        5,362,155
============= ================ ============= ================= ============= ================

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                               LMPVIT WESTERN ASSET VARIABLE
                                                MONEY MARKET   MIST BLACKROCK HIGH YIELD    MIST CLARION GLOBAL REAL ESTATE
                                           INVESTMENT OPTION           INVESTMENT OPTION                  INVESTMENT OPTION
                               ------------------------------ --------------------------- ----------------------------------
                                     2009             2008          2009          2008         2009                  2008
                               ------------- ---------------- ------------- ------------- ------------ ---------------------
Units beginning of year         2,628,204        2,182,201        34,110        40,916    2,890,435             3,122,259
Units redeemed and transferred
  from other funding options    1,937,893        1,202,643         1,656        11,748      677,796               506,381
Units redeemed and transferred
  to other funding options     (2,360,370)        (756,640)       (7,093)      (18,554)    (706,664)             (738,205)
                               ------------- ---------------- ------------- ------------- ------------ ---------------------
Units end of year               2,205,727        2,628,204        28,673        34,110    2,861,567             2,890,435
                               ============= ================ ============= ============= ============ =====================
                                 MIST LOOMIS SAYLES GLOBAL      MIST LORD ABBETT BOND         MIST LORD ABBETT GROWTH AND
                                                   MARKETS                   DEBENTURE                             INCOME
                                         INVESTMENT OPTION           INVESTMENT OPTION                  INVESTMENT OPTION
                               ------------------------------ --------------------------- ----------------------------------
                                     2009             2008          2009          2008         2009                  2008
                               ------------- ---------------- ------------- ------------- ------------ ---------------------
Units beginning of year         2,101,763        2,278,579     3,730,868     3,438,563    2,280,190             2,013,449
Units redeemed and transferred
  from other funding options      134,804          131,116       710,893     1,006,717      729,755               562,824
Units redeemed and transferred
  to other funding options       (455,091)        (307,932)   (1,035,669)     (714,412)    (633,568)             (296,083)
                               ------------- ---------------- ------------- ------------- ------------ ---------------------
Units end of year               1,781,476        2,101,763     3,406,092     3,730,868    2,376,377             2,280,190
                               ============= ================ ============= ============= ============ =====================
                                                                                                               MIST PIMCO
                                                MIST OPPENHEIMER CAPITAL       MIST PIMCO INFLATION          TOTAL RETURN
                                                            APPRECIATION             PROTECTED BOND            INVESTMENT
                                                       INVESTMENT OPTION          INVESTMENT OPTION                OPTION
                                             ------------------------------ -------------------------- ---------------------
                                                      2009       2008 (a)         2009         2008               2009 (b)
                                             ---------------- ------------- ------------- ------------ ---------------------
Units beginning of year                         10,026,086            --     2,980,384    1,904,743                    --
Units redeemed and transferred
  from other funding options                     1,434,837    11,678,358     2,298,313    1,877,158            23,815,192
Units redeemed and transferred
  to other funding options                      (2,043,883)   (1,652,272)   (1,138,236)    (801,517)           (2,410,572)
                                             ---------------- ------------- ------------- ------------ ---------------------
Units end of year                                9,417,040    10,026,086     4,140,461    2,980,384            21,404,620
                                             ================ ============= ============= ============ =====================
                                                  MIST VAN
                                                    KAMPEN
                                                  COMSTOCK     MIST VAN KAMPEN MID CAP      MSF BARCLAYS CAPITALAGGREGATE
                                                INVESTMENT                      GROWTH                         BOND INDEX
                                                    OPTION           INVESTMENT OPTION                  INVESTMENT OPTION
                                             ---------------- --------------------------- ----------------------------------
                                                   2009 (b)         2009       2008 (a)        2009                  2008
                                             ---------------- ------------- ------------- ------------ ---------------------
Units beginning of year                                 --       184,086            --       10,065                 3,360
Units redeemed and transferred
  from other funding options                     3,544,569        33,907       198,092          552                 7,160
Units redeemed and transferred
  to other funding options                        (699,112)      (36,356)      (14,006)        (665)                 (455)
                                             ---------------- ------------- ------------- ------------ ---------------------
Units end of year                                2,845,457       181,637       184,086        9,952                10,065
                                             ================ ============= ============= ============ =====================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period May 4, 2009 to December 31, 2009.

     MIST HARRIS OAKMARK
           INTERNATIONAL             MIST JANUS FORTY           MIST LAZARD MID CAP
       INVESTMENT OPTION            INVESTMENT OPTION             INVESTMENT OPTION
--------------------------- ---------------------------- -----------------------------
      2009          2008          2009           2008          2009         2008 (a)
------------- ------------- ------------- -------------- ------------- ---------------
    11,666        12,117    15,030,084     15,068,345         3,114              --
        --        12,148     3,210,463      3,468,308         8,936           4,161
      (666)      (12,599)   (4,424,076)    (3,506,569)       (9,124)         (1,047)
------------- ------------- ------------- -------------- ------------- ---------------
    11,000        11,666    13,816,471     15,030,084         2,926           3,114
============= ============= ============= ============== ============= ===============
  MIST MET/AIM SMALL CAP    MIST MFS EMERGING MARKETS             MIST MFS RESEARCH
                  GROWTH                       EQUITY                 INTERNATIONAL
       INVESTMENT OPTION            INVESTMENT OPTION             INVESTMENT OPTION
--------------------------- ---------------------------- -----------------------------
      2009          2008          2009           2008          2009            2008
------------- ------------- ------------- -------------- ------------- ---------------
 1,194,909     1,306,522     4,553,483      1,196,951     4,072,303       4,493,703
   803,324       376,870     1,828,134      4,287,678     1,599,538         336,078
  (308,684)     (488,483)   (1,127,667)      (931,146)     (907,570)       (757,478)
------------- ------------- ------------- -------------- ------------- ---------------
 1,689,549     1,194,909     5,253,950      4,553,483     4,764,271       4,072,303
============= ============= ============= ============== ============= ===============
                               MIST PIONEER STRATEGIC    MIST THIRD AVENUE SMALL CAP
       MIST PIONEER FUND                       INCOME                          VALUE
       INVESTMENT OPTION            INVESTMENT OPTION              INVESTMENT OPTION
--------------------------- ---------------------------- -----------------------------
      2009          2008          2009           2008          2009            2008
------------- ------------- ------------- -------------- ------------- ---------------
   726,423       762,123     7,643,051      8,249,082     5,776,220       5,395,393
 1,741,263       117,520     2,219,388      1,918,149     1,430,162       1,771,465
  (887,374)     (153,220)   (2,757,910)    (2,524,180)   (1,153,127)     (1,390,638)
------------- ------------- ------------- -------------- ------------- ---------------
 1,580,312       726,423     7,104,529      7,643,051     6,053,255       5,776,220
============= ============= ============= ============== ============= ===============
MSF BLACKROCK AGGRESSIVE
                  GROWTH    MSF BLACKROCK BOND INCOME     MSF BLACKROCK DIVERSIFIED
       INVESTMENT OPTION            INVESTMENT OPTION             INVESTMENT OPTION
--------------------------- ---------------------------- -----------------------------
      2009          2008          2009           2008          2009            2008
------------- ------------- ------------- -------------- ------------- ---------------
 5,474,604     5,172,816       699,900        709,624     2,640,975       2,794,841
   909,365     1,858,823       836,892      1,070,134     6,445,867         225,137
(1,518,501)   (1,557,035)   (1,016,532)    (1,079,858)   (1,402,793)       (379,003)
------------- ------------- ------------- -------------- ------------- ---------------
 4,865,468     5,474,604       520,260        699,900     7,684,049       2,640,975
============= ============= ============= ============== ============= ===============

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                             MSF BLACKROCK
                                              LEGACY LARGE
                                                CAP GROWTH
                                                INVESTMENT     MSF BLACKROCK MONEY MARKET     MSF DAVIS VENTURE VALUE
                                                    OPTION              INVESTMENT OPTION           INVESTMENT OPTION
                                             ---------------- ------------------------------ ---------------------------
                                                   2009 (b)          2009            2008          2009       2008 (a)
                                             ---------------- -------------- --------------- ------------- -------------
Units beginning of year                                 --     34,463,946      32,568,456       623,157            --
Units redeemed and transferred
  from other funding options                    31,865,481     10,758,961      13,552,747       364,263       660,388
Units redeemed and transferred
  to other funding options                      (5,265,209)   (16,537,593)    (11,657,257)     (104,524)      (37,231)
                                             ---------------- -------------- --------------- ------------- -------------
Units end of year                               26,600,272     28,685,314      34,463,946       882,896       623,157
                                             ================ ============== =============== ============= =============
                                  MSF METLIFE CONSERVATIVE    MSF METLIFE CONSERVATIVE TO        MSF METLIFE MODERATE
                                                ALLOCATION            MODERATE ALLOCATION                  ALLOCATION
                                         INVESTMENT OPTION              INVESTMENT OPTION           INVESTMENT OPTION
                               ------------------------------ ------------------------------ ---------------------------
                                     2009             2008           2009            2008          2009          2008
                               ------------- ---------------- -------------- --------------- ------------- -------------
Units beginning of year           623,158          241,242        724,526         829,977     3,988,306     2,771,319
Units redeemed and transferred
  from other funding options    2,816,738        1,066,781        419,866         357,673     1,390,543     2,024,196
Units redeemed and transferred
  to other funding options       (705,384)        (684,865)      (176,154)       (463,124)     (413,531)     (807,209)
                               ------------- ---------------- -------------- --------------- ------------- -------------
Units end of year               2,734,512          623,158        968,238         724,526     4,965,318     3,988,306
                               ============= ================ ============== =============== ============= =============
                                                                  MSF MORGAN STANLEY EAFE      MSF OPPENHEIMER GLOBAL
                                             MSF MFS VALUE                          INDEX                      EQUITY
                                         INVESTMENT OPTION              INVESTMENT OPTION           INVESTMENT OPTION
                               ------------------------------ ------------------------------ ---------------------------
                                     2009             2008           2009            2008          2009          2008
                               ------------- ---------------- -------------- --------------- ------------- -------------
Units beginning of year         5,715,872        4,599,043        168,553         120,496    10,334,397     6,938,055
Units redeemed and transferred
  from other funding options      889,436        3,391,337         76,174          98,774     1,186,213     5,501,023
Units redeemed and transferred
  to other funding options     (1,096,214)      (2,274,508)       (65,039)        (50,717)   (2,732,333)   (2,104,681)
                               ------------- ---------------- -------------- --------------- ------------- -------------
Units end of year               5,509,094        5,715,872        179,688         168,553     8,788,277    10,334,397
                               ============= ================ ============== =============== ============= =============
                               MSF WESTERN ASSET MANAGEMENT
                                            U.S. GOVERNMENT      PIONEER VCT MID CAP VALUE          THE MERGER FUND VL
                                          INVESTMENT OPTION              INVESTMENT OPTION           INVESTMENT OPTION
                               ------------------------------ ------------------------------ ---------------------------
                                     2009             2008           2009            2008          2009          2008
                               ------------- ---------------- -------------- --------------- ------------- -------------
Units beginning of year         9,464,230       11,014,388      3,734,210       3,880,806     2,740,759     2,838,052
Units redeemed and transferred
  from other funding options    1,726,278        1,213,775        892,941         588,362       275,909       131,630
Units redeemed and transferred
  to other funding options     (2,230,317)      (2,763,933)    (1,122,483)       (734,958)     (357,429)     (228,923)
                               ------------- ---------------- -------------- --------------- ------------- -------------
Units end of year               8,960,191        9,464,230      3,504,668       3,734,210     2,659,239     2,740,759
                               ============= ================ ============== =============== ============= =============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period May 4, 2009 to December 31, 2009.

                                                                  MSF METLIFE AGGRESSIVE
      MSF FI VALUE LEADERS            MSF JENNISON GROWTH                     ALLOCATION
         INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
----------------------------- ------------------------------ ------------------------------
      2009            2008          2009          2008 (a)         2009             2008
------------- --------------- ------------- ---------------- ------------- ----------------
 9,358,314       9,195,664     1,835,164               --     1,301,386        1,115,661
 1,845,444       1,143,709       321,215        2,267,420       660,274          439,863
(2,021,160)       (981,059)     (504,263)        (432,256)     (618,249)        (254,138)
------------- --------------- ------------- ---------------- ------------- ----------------
 9,182,598       9,358,314     1,652,116        1,835,164     1,343,411        1,301,386
============= =============== ============= ================ ============= ================
   MSF METLIFE MODERATE TO
     AGGRESSIVE ALLOCATION        MSF METLIFE STOCK INDEX           MSF MFS TOTAL RETURN
         INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
----------------------------- ------------------------------ ------------------------------
      2009            2008          2009             2008          2009             2008
------------- --------------- ------------- ---------------- ------------- ----------------
 5,462,245       4,931,914     9,406,150       10,661,584    18,836,947       20,612,618
 1,477,974       1,654,003    28,589,935        1,079,874     3,289,929        5,643,083
(2,320,243)     (1,123,672)   (5,718,874)      (2,335,308)   (4,925,867)      (7,418,754)
------------- --------------- ------------- ---------------- ------------- ----------------
 4,619,976       5,462,245    32,277,211        9,406,150    17,201,009       18,836,947
============= =============== ============= ================ ============= ================
                              MSF T. ROWE PRICE LARGE CAP    MSF T. ROWE PRICE SMALL CAP
    MSF RUSSELL 2000 INDEX                         GROWTH                         GROWTH
         INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
----------------------------- ------------------------------ ------------------------------
      2009            2008          2009             2008          2009          2008 (a)
------------- --------------- ------------- ---------------- ------------- ----------------
10,673,842      11,213,441     2,166,673        2,044,271     6,606,983               --
 2,118,952       1,341,291       567,561          463,417       935,324        7,422,741
(2,194,450)     (1,880,890)     (411,194)        (341,015)   (1,219,164)        (815,758)
------------- --------------- ------------- ---------------- ------------- ----------------
10,598,344      10,673,842     2,323,040        2,166,673     6,323,143        6,606,983
============= =============== ============= ================ ============= ================
                                 VANGUARD VIF TOTAL STOCK
VANGUARD VIF MID-CAP INDEX                   MARKET INDEX
         INVESTMENT OPTION              INVESTMENT OPTION
----------------------------- ------------------------------
      2009            2008          2009             2008
------------- --------------- ------------- ----------------
 2,495,822       2,367,741     3,471,151        3,097,735
   909,418         982,814     1,185,509        1,145,887
  (878,243)       (854,733)   (1,179,933)        (772,471)
------------- --------------- ------------- ----------------
 2,526,997       2,495,822     3,476,727        3,471,151
============= =============== ============= ================

This page is intentionally left blank.

                              METLIFE VARIABLE LIFE

                   PART B: STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                   MAY 1, 2010


                                       FOR

                METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT


This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains additional information about the Policies listed above and MetLife Insurance Company of Connecticut (the "Company," "we," "our," and "us"). The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners. You should read this SAI in conjunction with the prospectus dated April 28, 2008, as supplemented, for MetLife Variable Life. The defined terms used in this SAI are as defined in the prospectuses.


Copies of the prospectuses may be obtained by writing to MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or by calling 1-800-334-4298 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY................................................       3
  The Depositor................................................................       3
  State Regulation.............................................................       3
  The Registrant...............................................................       3
  Registration Statements......................................................       3
  The Custodian................................................................       3
UNDERWRITING AND DISTRIBUTION AGREEMENTS.......................................       3
  Distribution and Principal Underwriting Agreement............................       3
  Compensation.................................................................       4
VALUATION OF ASSETS............................................................       5
  Investment Options...........................................................       5
  Cash Value...................................................................       5
  Accumulation Unit Value......................................................       5
CALCULATION OF MONEY MARKET YIELD..............................................       5
ADDITIONAL INFORMATION ABOUT POLICY CHARGES....................................       6
  Special Purchase Plans.......................................................       6
  Underwriting Procedures......................................................       6
  Increases and Decreases in Stated Amount.....................................       6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..................................       6
FINANCIAL STATEMENTS...........................................................       7

                         GENERAL INFORMATION AND HISTORY

THE DEPOSITOR. MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, CT 06002-2910 and its telephone number is (860) 308-1000.

The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. On December 7, 2007, the operations of the Company and MetLife Life and Annuity Company of Connecticut ("MLACC") were combined through a merger, with the Company as the surviving company after the merger.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE REGISTRANT. Effective December 8, 2008, the Company combined MetLife of CT Fund UL II for Variable Life Insurance, MetLife of CT Variable Life Insurance Separate Account One, MetLife of CT Variable Life Insurance Separate Account Two and MetLife of CT Variable Life Insurance Separate Account Three, with and into MetLife of CT Fund UL for Variable Life Insurance ("Fund UL"). Fund UL was established under the laws of Connecticut on November 10, 1983. Fund UL is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "separate account." Separate Accounts are primarily designed to keep policy assets separate from other company assets.

REGISTRATION STATEMENTS. Registration Statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statements, their amendments and exhibits, contain information beyond that found in the prospectuses and the SAI.

THE CUSTODIAN. The Company holds title to the assets in the Separate Account.

                    UNDERWRITING AND DISTRIBUTION AGREEMENTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Information about the distribution of the Policies is contained in the prospectus (see "Distribution & Compensation"). Additional information is provided below.

MetLife Investors Distribution Company ("MLIDC") serves as the principal underwriter and distributor of the securities offered through this prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA").

The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDC or its predecessors over the past three years.

                         MLIDC UNDERWRITING COMMISSIONS


                         UNDERWRITING COMMISSIONS PAID TO        AMOUNT OF UNDERWRITING
                                       MLIDC                          COMMISSIONS
        YEAR                      BY THE COMPANY                   RETAINED BY MLIDC
-------------------     ----------------------------------     -------------------------
  2009.............                 $1,575,111                             $0
  2008.............                 $4,126,728                             $0
  2007.............                 $4,941,000*                            $0



* Includes Underwriting Commissions paid by MLACC.

The Policies were offered on a continuous basis. MLIDC entered into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may have offered the Policies but are exempt from registration. Applications for the Policies were solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policies typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and on-cash compensation and other benefits. Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policies and from profits on payments received by the Company and MLIDC from the Funds.

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements were not offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Policies, total assets attributable to sales of the Policies by registered representatives of the broker-dealer firms or based on the length of time that a Policy owner has owned the Policy. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2009 ranged from $31,950 to $4,123,919. The amount of commissions paid to selected broker-dealer firms during 2009 ranged from $852,556 to $13,129,922. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2009 ranged from $884,506 to $17,253,841.


The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2008 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

DWS Scudder Distributors, Inc.
Morgan Stanley DW, Inc.
Pioneer Funds Distributor, Inc.
PFS Investments, Inc. (d/b/a/ Primerica)

There are other broker-dealer firms who receive compensation for servicing our Policies, and the Cash Value of the Policies or the amount of added Premium payments received may be included in determining their additional compensation, if any.

                               VALUATION OF ASSETS

INVESTMENT OPTIONS: The value of the assets of each Investment Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CASH VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of an Investment Option from one valuation period to the next. The net investment factor for an Investment Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Investment Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of an Investment Option is equal to (a) minus (b), divided by (c) where:

          (a) = investment income plus capital gains and losses (whether realized or unrealized);

          (b) = any deduction for applicable taxes (presently zero); and

          (c) = the value of the assets of the Investment Option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. An Investment Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Investment Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Investment Option and takes into account the investment performance, expenses and the deduction of certain expenses.

                        CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Investment Option for a 7-day period, as described below. On a Policy-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 / 7)) - 1

Where:

Base Return = (AUV Change - Policy Charge Adjustment) / Prior AUV.

AUV Change = Current AUV - Prior AUV.

Policy Charge Adjustment = Average AUV x Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Policy Fee x (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Investment Option for the same 7-day period, determined on an unadjusted basis (which does not deduct Policy-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Policy, the yield for the Investment Option will be lower than the yield for the corresponding Fund. The yields on amounts held in the Investment Option normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Investment Option is affected by changes in interest rates on money market securities, average portfolio maturity of the Fund, the types and qualities of portfolio securities held by the Fund's and the Fund's operating expenses. Yields on amounts held in the Investment Option may also be presented for periods other than a 7-day period.

                   ADDITIONAL INFORMATION ABOUT POLICY CHARGES

SPECIAL PURCHASE PLANS. We reserve the right to waive all or a part of any fee we charge under the Policy (excluding Fund expenses). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue; type and frequency of administrative and sales service provided; or any other factor we determine relevant. Any fee modification will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued.

UNDERWRITING PROCEDURES. The Policy's cost of insurance depends on the insured's sex, issue age, risk class and length of time the Policy has been in force. The rates will vary depending on tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the Insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables. The maximum rates for the tables-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

INCREASES AND DECREASES IN STATED AMOUNT. For certain Policies, after the first Policy Year, you may request in writing to change the Stated Amount. When your Stated Amount changes, your Policy charges and possibly your Death Benefit will also change. If you increase or decrease your Stated Amount your Policy may become a modified endowment contract (MEC) under federal tax law (please see the Federal Income Taxes section of the Prospectus for more information and consult your tax adviser for information on the impact a modified endowment contract may effect you).

Under some circumstances you will need to provide evidence that the insured(s) is still insurable. Any change in Stated Amount will be effective on either the next or prior Monthly Deduction Date after the change has been approved by us.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements and the related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007). Such financial statements and financial statement schedules have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.


                              FINANCIAL STATEMENTS

The financial statements of the Company follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Policies and should not be considered as bearing on the investment performance of the Separate Account.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2009 and 2008, and the related consolidated statements of operations, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2009. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 24, 2010

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2009 AND 2008

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                  2009       2008
                                                                --------   --------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $42,435 and $39,601,
     respectively)............................................  $ 41,275   $ 34,846
  Equity securities available-for-sale, at estimated fair
     value (cost: $494 and $673, respectively)................       459        474
  Trading securities, at estimated fair value (cost: $868 and
     $251, respectively)......................................       938        232
  Mortgage loans (net of valuation allowances of $77 and $46,
     respectively)............................................     4,748      4,447
  Policy loans................................................     1,189      1,192
  Real estate and real estate joint ventures..................       445        608
  Other limited partnership interests.........................     1,236      1,249
  Short-term investments......................................     1,775      3,127
  Other invested assets.......................................     1,498      2,297
                                                                --------   --------
     Total investments........................................    53,563     48,472
Cash and cash equivalents.....................................     2,574      5,656
Accrued investment income.....................................       516        487
Premiums and other receivables................................    13,444     12,463
Deferred policy acquisition costs and value of business
  acquired....................................................     5,244      5,440
Current income tax recoverable................................        --         66
Deferred income tax assets....................................     1,147      1,843
Goodwill......................................................       953        953
Other assets..................................................       799        752
Separate account assets.......................................    49,449     35,892
                                                                --------   --------
     Total assets.............................................  $127,689   $112,024
                                                                ========   ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES
Future policy benefits........................................  $ 21,621   $ 20,213
Policyholder account balances.................................    37,442     37,175
Other policyholder funds......................................     2,297      2,085
Payables for collateral under securities loaned and other
  transactions................................................     7,169      7,871
Short-term debt...............................................        --        300
Long-term debt -- affiliated..................................       950        950
Current income tax payable....................................        23         --
Other liabilities.............................................     2,177      2,604
Separate account liabilities..................................    49,449     35,892
                                                                --------   --------
     Total liabilities........................................   121,128    107,090
                                                                --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 11)

STOCKHOLDERS' EQUITY
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2009 and 2008..................................        86         86
Additional paid-in capital....................................     6,719      6,719
Retained earnings.............................................       541        965
Accumulated other comprehensive loss..........................      (785)    (2,836)
                                                                --------   --------
     Total stockholders' equity...............................     6,561      4,934
                                                                --------   --------
     Total liabilities and stockholders' equity...............  $127,689   $112,024
                                                                ========   ========




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                      CONSOLIDATED STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                             2009     2008     2007
                                                           -------   ------   ------
REVENUES
Premiums.................................................  $ 1,312   $  634   $  353
Universal life and investment-type product policy fees...    1,380    1,378    1,411
Net investment income....................................    2,335    2,494    2,893
Other revenues...........................................      598      230      251
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities..........................................     (552)    (401)     (28)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive loss..      165       --       --
  Other net investment gains (losses), net...............   (1,479)     950     (114)
                                                           -------   ------   ------
     Total net investment gains (losses).................   (1,866)     549     (142)
                                                           -------   ------   ------
       Total revenues....................................    3,759    5,285    4,766
                                                           -------   ------   ------
EXPENSES
Policyholder benefits and claims.........................    2,065    1,446      978
Interest credited to policyholder account balances.......    1,301    1,130    1,299
Other expenses...........................................    1,207    1,933    1,446
                                                           -------   ------   ------
       Total expenses....................................    4,573    4,509    3,723
                                                           -------   ------   ------
Income (loss) from continuing operations before provision
  for income tax.........................................     (814)     776    1,043
Provision for income tax expense (benefit)...............     (368)     203      303
                                                           -------   ------   ------
Income (loss) from continuing operations, net of income
  tax....................................................     (446)     573      740
Income (loss) from discontinued operations, net of income
  tax....................................................       --       --        4
                                                           -------   ------   ------
Net income (loss)........................................  $  (446)  $  573   $  744
                                                           =======   ======   ======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)


                                                                        ACCUMULATED OTHER COMPREHENSIVE LOSS
                                                                      ----------------------------------------
                                                                            NET                      FOREIGN
                                                ADDITIONAL              UNREALIZED    OTHER-THAN-    CURRENCY
                                        COMMON    PAID-IN   RETAINED    INVESTMENT     TEMPORARY   TRANSLATION   TOTAL
                                         STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)  IMPAIRMENTS  ADJUSTMENTS   EQUITY
                                        ------  ----------  --------  --------------  -----------  -----------  -------
Balance at December 31, 2006..........    $86     $7,123      $ 520       $  (314)        $ --        $  --     $ 7,415
Cumulative effect of change in
  accounting principle, net of income
  tax (Note 1)........................                          (86)                                                (86)
                                          ---     ------      -----       -------         ----        -----     -------
Balance at January 1, 2007............     86      7,123        434          (314)          --           --       7,329
Dividend paid to MetLife..............              (404)      (286)                                               (690)
Comprehensive income (loss):
  Net income..........................                          744                                                 744
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                         (2)                                   (2)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                        (45)                                  (45)
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                   12          12
                                                                                                                -------
     Other comprehensive loss.........                                                                              (35)
                                                                                                                -------
  Comprehensive income................                                                                              709
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2007..........     86      6,719        892          (361)          --           12       7,348
Dividend paid to MetLife..............                         (500)                                               (500)
Comprehensive income (loss):
  Net income..........................                          573                                                 573
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                         21                                    21
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                     (2,342)                               (2,342)
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                 (166)       (166)
                                                                                                                -------
     Other comprehensive loss.........                                                                           (2,487)
                                                                                                                -------
  Comprehensive loss..................                                                                           (1,914)
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2008..........     86      6,719        965        (2,682)          --         (154)      4,934
Cumulative effect of changes in
  accounting principle, net of income
  tax (Note 1)........................                           22                        (22)                      --
Comprehensive income (loss):
  Net loss............................                         (446)                                               (446)
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                        (14)                                  (14)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                      2,103          (61)                   2,042
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                   45          45
                                                                                                                -------
     Other comprehensive income.......                                                                            2,073
                                                                                                                -------
  Comprehensive income................                                                                            1,627
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2009..........    $86     $6,719      $ 541       $  (593)        $(83)       $(109)    $ 6,561
                                          ===     ======      =====       =======         ====        =====     =======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                               2009       2008       2007
                                                             --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)..........................................  $   (446)  $    573   $    744
Adjustments to reconcile net income (loss) to net cash
  (used in) provided by operating activities:
  Depreciation and amortization expenses...................        29         29         26
  Amortization of premiums and accretion of discounts
     associated with investments, net......................      (198)       (18)        11
  (Gains) losses from sales of investments and businesses,
     net...................................................     1,866       (546)       145
  Gain from recapture of ceded reinsurance.................        --         --        (22)
  Undistributed equity earnings of real estate joint
     ventures and other limited partnership interests......        98         97       (121)
  Interest credited to policyholder account balances.......     1,301      1,130      1,299
  Universal life and investment-type product policy fees...    (1,380)    (1,378)    (1,411)
  Change in accrued investment income......................       (29)       150        (35)
  Change in premiums and other receivables.................    (2,307)    (2,561)       360
  Change in deferred policy acquisition costs, net.........      (559)       330         61
  Change in insurance-related liabilities..................     1,648        997         71
  Change in trading securities.............................      (597)      (218)        --
  Change in income tax recoverable (payable)...............      (303)       262        308
  Change in other assets...................................       449        598        675
  Change in other liabilities..............................      (166)     1,176        234
  Other, net...............................................        32         38         --
                                                             --------   --------   --------
Net cash (used in) provided by operating activities........      (562)       659      2,345
                                                             --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturity securities................................    13,076     20,183     21,546
  Equity securities........................................       141        126        146
  Mortgage loans...........................................       444        522      1,208
  Real estate and real estate joint ventures...............         4         15        155
  Other limited partnership interests......................       142        203        465
Purchases of:
  Fixed maturity securities................................   (16,192)   (14,027)   (19,365)
  Equity securities........................................       (74)       (65)      (357)
  Mortgage loans...........................................      (783)      (621)    (2,030)
  Real estate and real estate joint ventures...............       (31)      (102)      (458)
  Other limited partnership interests......................      (203)      (458)      (515)
Net change in short-term investments.......................     1,445     (1,887)      (558)
Net change in other invested assets........................      (194)       445       (175)
Net change in policy loans.................................         3       (279)         5
Other, net.................................................        (2)        --         16
                                                             --------   --------   --------
Net cash (used in) provided by investing activities........    (2,224)     4,055         83
                                                             --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits.................................................    20,783      7,146     11,395
  Withdrawals..............................................   (20,067)    (5,307)   (13,563)
Net change in payables for collateral under securities
  loaned and other transactions............................      (702)    (2,600)     1,316
Net change in short-term debt..............................      (300)       300         --
Long-term debt issued -- affiliated........................        --        750        200
Long-term debt repaid -- affiliated........................        --       (435)        --
Debt issuance costs........................................        --         (8)        --
Financing element on certain derivative instruments........       (53)       (46)        33
Dividends on common stock..................................        --       (500)      (690)
                                                             --------   --------   --------
Net cash used in financing activities......................      (339)      (700)    (1,309)
                                                             --------   --------   --------
Effect of change in foreign currency exchange rates on cash
  balances.................................................        43       (132)         6
                                                             --------   --------   --------
Change in cash and cash equivalents........................    (3,082)     3,882      1,125
Cash and cash equivalents, beginning of year...............     5,656      1,774        649
                                                             --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR.....................  $  2,574   $  5,656   $  1,774
                                                             ========   ========   ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:
  Interest.................................................  $     73   $     64   $     33
                                                             ========   ========   ========
  Income tax...............................................  $    (63)  $    (48)  $     (6)
                                                             ========   ========   ========
Non-cash transactions during the year:
  Contribution of equity securities to MetLife Foundation..  $     --   $     --   $     12
                                                             ========   ========   ========




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). MetLife Insurance Company of Connecticut is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     During 2009, the Company realigned its former institutional and individual businesses into three operating segments: Retirement Products, Corporate Benefit Funding and Insurance Products. The segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements. In addition, the Company reports certain of its operations in Corporate & Other. See Note 14 for further business segment information.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of MetLife Insurance Company of Connecticut and its subsidiaries, partnerships and joint ventures in which the Company has control. Intercompany accounts and transactions have been eliminated.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2009 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

     A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

     In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB Accounting Standards Codification ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification changed the referencing and organization of accounting guidance without modification of existing GAAP. Since it did not modify existing GAAP, Codification did not have any impact on the Company's financial condition or results of operations. On the effective date of Codification, substantially all existing non-SEC accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying consolidated financial statements.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with the same credit standing. It requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value the Company considers three broad valuation techniques: (i) the market approach; (ii) the income approach; and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of input to its valuation. The input levels are as follows:

     Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

     Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

     Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     Prior to January 1, 2009, the measurement and disclosures of fair value based on exit price excluded certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination, reporting units measured at estimated fair value in the first step of a goodwill impairment test and indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

  Investments

     The accounting policies for the Company's principal investments are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover. See also Note 2.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below cost or amortized cost recovers; (vii) with respect to equity securities, whether the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost; (viii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and
     (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Effective April 1, 2009, the Company prospectively adopted new guidance on the recognition and presentation of other-than-temporary impairment ("OTTI") losses as described in "Adoption of New Accounting Pronouncements -- Financial Instruments." The new guidance requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded as other comprehensive income (loss). There was no change for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          Prior to the adoption of the new OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of estimated fair value to the security's amortized cost basis. Also, prior to the adoption of this guidance, the entire difference between the fixed maturity security's amortized cost basis and its estimated fair value was recognized in earnings if it was determined to have an OTTI.

          With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          With respect to perpetual hybrid securities that have attributes of both debt and equity, some of which are classified as fixed maturity securities and some of which are classified as non-redeemable preferred stock within equity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

          Upon adoption of the new OTTI guidance, the Company's methodology and significant inputs used to determine the amount of the credit loss are as follows:

          (i) The Company calculates the recovery value of fixed maturity securities by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

          (ii) When determining the collectability and the period over which the fixed maturity security is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                 corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

          (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

          (iv) When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process which incorporates available information and management's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates, and the overall macroeconomic conditions.

            The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. These impairments are included within net investment gains (losses). The Company does not change the revised cost basis for subsequent recoveries in value.

            In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

            The Company has invested in certain structured transactions that are variable interest entities ("VIEs"). These structured transactions include asset-backed securitizations, hybrid securities, joint ventures, limited partnerships and limited liability companies. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on a quarterly basis.

            Trading Securities. The Company's trading securities portfolio, principally consisting of fixed maturity and equity securities, supports investment strategies that involve the active and frequent purchase and sale of securities, and supports asset and liability matching strategies for certain insurance products. Trading securities are presented at estimated fair value with subsequent changes in estimated fair value recognized in net investment income. Related dividends and investment income are also included in net investment income.

            Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with brokerage

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans. Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, loan specific valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate; (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent; or (iii) the loan's observable market price. The Company also establishes allowances for loan losses for pools of loans with similar characteristics, such as mortgage loans based on similar property types, similar loan-to-value, or similar debt service coverage ratio factors when, based on past experience, it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to accrue for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded in accordance with the loan agreement as a reduction of principal and/or as interest income. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has significant influence or more than a 20% interest. For certain of those joint ventures the Company records its share of earnings using a three-month lag methodology for all instances where the timely financial information is available and the contractual right exists to receive such financial information. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in affiliated money market pools.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, investments in insurance enterprise joint ventures and tax credit partnerships.

          Freestanding derivatives with positive estimated fair values are described in the derivatives accounting policy which follows.

          Joint venture investments represent the Company's investments in entities that engage in insurance underwriting activities and are accounted for on the equity method. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits and are also accounted for under the equity method or under the effective yield method. The Company reports the equity in earnings of joint venture investments and tax credit partnerships in net investment income.

     The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs to these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

     The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

     The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities, certain structured investment transactions, trading securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The accounting rules for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The primary beneficiary is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both.

     When assessing the expected losses to determine the primary beneficiary for structured investment products such as asset-backed securitizations and collateralized debt obligations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as hybrid securities, joint ventures, limited partnerships and limited liability companies, the Company takes into consideration the design of the VIE and generally uses a qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all contractual and implied rights and obligations held by all parties including profit and loss allocations, repayment or residual value guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability-weighted cash flow model. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage risks relating to its ongoing business. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact in the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity and the deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the consolidated financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was $2 million and less than $1 million at December 31, 2009 and 2008, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $102 million and $76 million at December 31, 2009 and 2008, respectively. Accumulated amortization of capitalized software was $42 million and $26 million at December 31, 2009 and 2008, respectively. Related amortization expense was $16 million, $15 million and $11 million for the years ended December 31, 2009, 2008 and 2007, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs ("DAC"). Such costs consist principally of commissions and agency and policy issuance expenses. Value of business acquired ("VOBA") is an intangible asset that represents the present value of future profits embedded in acquired insurance annuity and investment -- type contracts. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company amortizes DAC and VOBA related to non-participating and non-dividend paying traditional contracts (primarily term insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements and Customer Relationships Acquired

     Value of distribution agreements ("VODA") is reported in other assets and represents the present value of future profits associated with the expected future business derived from the distribution agreements. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past acquisitions are amortized over useful life ranging from 10 to 30 years and such amortization is included in other expenses. Each year the Company reviews VODA and VOCRA to determine the recoverability of these balances.

  Goodwill

     Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill is recognized as an impairment and recorded as a charge against net income.

     In performing its goodwill impairment tests, when management believes meaningful comparable market data are available, the estimated fair values of the reporting units are determined using a market multiple approach. When relevant comparables are not available, the Company uses a discounted cash flow model. For reporting units

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


which are particularly sensitive to market assumptions, such as the retirement products and individual life reporting units, the Company may corroborate its estimated fair values by using additional valuation methodologies.

     The key inputs, judgments and assumptions necessary in determining estimated fair value include projected earnings, current book value (with and without accumulated other comprehensive income), the level of economic capital required to support the mix of business, long term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels and the discount rate management believes appropriate to the risk associated with the respective reporting unit. The estimated fair value of the retirement products and individual life reporting units are particularly sensitive to the equity market levels.

     Management applies significant judgment when determining the estimated fair value of the Company's reporting units. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

     During our 2009 impairment tests of goodwill, management concluded that the fair values of all reporting units were in excess of their carrying values and, therefore, goodwill was not impaired. However, management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

     See Note 6 for further consideration of goodwill impairment testing during 2009.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for future policy benefit liabilities on non-participating traditional life insurance range from 3% to 7%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 9%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefits relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefits ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefits ("GMAB") and settlement features in certain GMIB described above provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net investment gains (losses).

     At inception of the GMWB, GMAB and certain GMIB contracts, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The fair values for these embedded derivatives are then estimated based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. Beginning in 2008, the valuation of these embedded derivatives includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt, as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior, and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of these embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company certain directly written GMIB guarantees that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


estimated fair value reported in net investment gains (losses). The value of these embedded derivatives is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 12%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC"), as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net investment gains (losses) as part of the estimated fair value of embedded derivatives.

  Other Revenues

     Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     The Company files a consolidated U.S. federal income tax return with its includable subsidiaries in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)   future reversals of existing taxable temporary differences;

     (iii)  taxable income in prior carryback years; and

     (iv)   tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 10) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its life insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

     Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


offset within the same line in the consolidated statements of operations. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

     As more fully described in "Summary of Significant Accounting Policies and Critical Accounting Estimates," effective April 1, 2009, the Company adopted new OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities in interim and annual financial statements.

     The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $22 million to retained earnings with a corresponding increase to accumulated other comprehensive loss to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $36 million, net of policyholder related amounts of $2 million and net of deferred income taxes of $12 million, resulting in the net cumulative effect adjustment of $22 million. The increase in the amortized cost basis of fixed maturity securities of $36 million by sector was as follows: $17 million -- ABS, $6 million -- U.S. corporate securities and $13 million -- CMBS.

     As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $148 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

     Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

     The following new pronouncements relating to financial instruments had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions.

     - Effective December 31, 2008, the Company adopted new guidance on the recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets. This new guidance more closely aligns the determination of whether an OTTI has occurred for a beneficial interest in a securitized financial asset with the original guidance for fixed maturity securities classified as available-for-sale or held-to-maturity.

     - Effective January 1, 2008, the Company adopted new guidance relating to application of the shortcut method of accounting for derivative instruments and hedging activities. This guidance permits interest rate swaps to

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by current accounting guidance on fair value measurements, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace.

     - Effective January 1, 2008, the Company adopted new guidance that permits a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset. This new guidance also includes certain terminology modifications. Upon adoption of this guidance, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements.

  Business Combinations and Noncontrolling Interests

     Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this new guidance:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - Net income (loss) includes amounts attributable to noncontrolling interests.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The adoption of this guidance on a prospective basis did not have an impact on the Company's consolidated financial statements. As the Company did not have a minority interest, the adoption of this guidance, which required

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


retrospective application of presentation requirements of noncontrolling interest, did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2009, the Company adopted prospectively new guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

     Effective January 1, 2008, the Company adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets and liabilities measured at fair value. The adoption of this guidance changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs, as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of this guidance also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in valuation of embedded derivatives associated with guarantees on annuity contracts resulted from the incorporation of risk margins associated with non-capital market inputs and the inclusion of the Company's own credit standing in their valuation. At January 1, 2008, the impact of adopting the guidance on assets and liabilities measured at estimated fair value was $59 million ($38 million, net of income tax) and was recognized as a change in estimate in the accompanying consolidated statement of operations where it was presented in the respective statement of operations caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's consolidated net income in future periods. The Company provided all of the material disclosures in Note 4.

     Effective April 1, 2009, the Company adopted new guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements. This adoption did not have any other material impact on the Company's consolidated financial statements.

     The following new pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

     - In February 2007, the FASB issued guidance related to the fair value option for financial assets and financial liabilities. This guidance permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Effective September 30, 2008, the Company adopted new guidance relating to the fair value measurements of financial assets when the market for those assets is not active. It provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value.

     - Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     - Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

     - Effective December 31, 2009, the Company adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements, for both interim and annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

     - Effective December 31, 2009, the Company adopted new guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Other Pronouncements

     Effective April 1, 2009, the Company adopted prospectively new guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the required disclosures in its consolidated financial statements.

     Effective December 31, 2008, the Company adopted new guidance relating to disclosures by public entities about transfers of financial assets and interests in VIEs. This guidance requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in VIEs. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest in the VIE or is its sponsor. The Company provided all of the material disclosures in its consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Effective January 1, 2007, the Company adopted new guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in guidance relating to accounting and reporting by insurance enterprises for long-duration contracts and for realized gains and losses from the sale of investments. As a result of the adoption of the new guidance, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed. The adoption of this guidance resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. Prior to the adoption, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of $86 million, net of income tax of $46 million, which was recorded as a reduction to retained earnings.

     The following new pronouncements had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2008, the Company prospectively adopted new guidance on the sale of real estate when the agreement includes a buy-sell clause. This guidance addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity and concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance.

     - Effective January 1, 2007, the Company adopted new guidance on income taxes. This guidance clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. It requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the FASB issued new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3 (Accounting Standards Update ("ASU") 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements). In addition, this guidance provides clarification of existing disclosure requirements about (a) level of disaggregation and (b) inputs and valuation techniques. The update is effective for the first quarter of 2010. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

     In June 2009, the FASB issued additional guidance related to financial instrument transfers (ASU 2009-16, Transfers and Servicing (Topic 860):
Accounting for Transfers of Financial Assets) and evaluation of VIEs for consolidation (ASU 2009-17, Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities). The guidance is effective for the first quarter of 2010:

     - The financial instrument transfer guidance eliminates the concept of a "QSPE," eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The guidance also requires additional disclosures about transfers of financial assets, including securitized transactions, as well as a

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       company's continuing involvement in transferred financial assets. The Company does not expect the adoption of the new guidance to have a material impact on the Company's consolidated financial statements.

     - The consolidation guidance relating to VIEs changes the determination of the primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. The guidance also changes when reassessment is needed, as well as requires enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements. The Company does not expect the adoption of the new guidance to have a material impact on the Company's consolidated financial statements. Subsequently, this guidance was indefinitely deferred for an interest in an entity that has the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting purposes that are consistent with those followed by investment companies (ASU 2010-10, Consolidation (Topic 810): Amendments to Statement 167 for Certain Investment Funds).

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below at December 31, 2009 include the noncredit loss component of OTTI loss:

                                                           DECEMBER 31, 2009
                                       ---------------------------------------------------------
                                                        GROSS UNREALIZED
                                        COST OR    -------------------------   ESTIMATED
                                       AMORTIZED            TEMPORARY   OTTI      FAIR      % OF
                                          COST      GAIN       LOSS     LOSS     VALUE     TOTAL
                                       ---------   ------   ---------   ----   ---------   -----
                                                             (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities............   $15,598    $  441     $  639    $  2    $15,398     37.3%
Foreign corporate securities.........     7,292       307        255       6      7,338     17.8
U.S. Treasury and agency securities..     6,503        35        281      --      6,257     15.2
RMBS.................................     6,183       153        402      82      5,852     14.2
CMBS.................................     2,808        43        216      18      2,617      6.3
ABS..................................     2,152        33        163      33      1,989      4.8
State and political subdivision
  securities.........................     1,291        12        124      --      1,179      2.8
Foreign government securities........       608        46          9      --        645      1.6
                                        -------    ------     ------    ----    -------    -----
  Total fixed maturity securities
     (1), (2)........................   $42,435    $1,070     $2,089    $141    $41,275    100.0%
                                        =======    ======     ======    ====    =======    =====
EQUITY SECURITIES:
Non-redeemable preferred stock (1)...   $   351    $   10     $   55    $ --    $   306     66.7%
Common stock.........................       143        11          1      --        153     33.3
                                        -------    ------     ------    ----    -------    -----
  Total equity securities (3)........   $   494    $   21     $   56    $ --    $   459    100.0%
                                        =======    ======     ======    ====    =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                         DECEMBER 31, 2008
                                          -----------------------------------------------
                                                           GROSS
                                           COST OR       UNREALIZED     ESTIMATED
                                          AMORTIZED   ---------------      FAIR      % OF
                                             COST      GAIN     LOSS      VALUE     TOTAL
                                          ---------   ------   ------   ---------   -----
                                                           (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities...............   $15,440    $  126   $2,335    $13,231     38.0%
Foreign corporate securities............     6,157        41    1,136      5,062     14.5
U.S. Treasury and agency securities.....     3,407       926       --      4,333     12.4
RMBS....................................     7,901       124      932      7,093     20.4
CMBS....................................     2,933         6      665      2,274      6.5
ABS.....................................     2,429         1      703      1,727      5.0
State and political subdivision
  securities............................       880         2      225        657      1.9
Foreign government securities...........       454        48       33        469      1.3
                                           -------    ------   ------    -------    -----
  Total fixed maturity securities (1),
     (2)................................   $39,601    $1,274   $6,029    $34,846    100.0%
                                           =======    ======   ======    =======    =====
EQUITY SECURITIES:
Non-redeemable preferred stock (1)......   $   551    $    1   $  196    $   356     75.1%
Common stock............................       122         1        5        118     24.9
                                           -------    ------   ------    -------    -----
  Total equity securities (3)...........   $   673    $    2   $  201    $   474    100.0%
                                           =======    ======   ======    =======    =====



--------

   (1) At time of acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature, as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as equity securities within non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." The following table presents the perpetual hybrid securities held by the Company at:

                                                                                 DECEMBER 31,
                                                                            ---------------------
                                                                               2009        2008
                              CLASSIFICATION                                ---------   ---------
-------------------------------------------------------------------------   ESTIMATED   ESTIMATED
CONSOLIDATED BALANCE                                                           FAIR        FAIR
SHEETS                        SECTOR TABLE            PRIMARY ISSUERS         VALUE       VALUE
------------------------  --------------------   ------------------------   ---------   ---------
                                                                                (IN MILLIONS)
                          Non-redeemable         Non-U.S. financial
Equity securities         preferred stock        institutions                  $237        $304
                          Non-redeemable         U.S. financial
Equity securities         preferred stock        institutions                  $ 43        $ 52
Fixed maturity            Foreign corporate      Non-U.S. financial
  securities              securities             institutions                  $580        $425
Fixed maturity            U.S. corporate         U.S. financial
  securities              securities             institutions                  $ 17        $ 16


--------

   (2) The Company held $513 million and $385 million at estimated fair value of redeemable preferred stock which have stated maturity dates at December 31, 2009 and 2008, respectively. These securities, commonly referred to as "capital securities," are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are included in the U.S. corporate securities sector within fixed maturity securities.

   (3) Equity securities primarily consist of investments in common and preferred stocks, including certain perpetual hybrid securities and mutual fund interests. Privately-held equity securities represented $82 million and $102 million at estimated fair value at December 31, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $855 million and $883 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2009 and 2008, respectively.

     The following table presents selected information about certain fixed maturity securities held by the Company at:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2009     2008
                                                                  ------   ------
                                                                   (IN MILLIONS)
Below investment grade or non-rated fixed maturity securities
  (1):
  Estimated fair value..........................................  $3,866   $2,559
  Net unrealized loss...........................................  $  467   $1,130
Non-income producing fixed maturity securities (1):
  Estimated fair value..........................................  $   67   $   17
  Net unrealized gain (loss)....................................  $    2   $   (2)
Fixed maturity securities credit enhanced by financial guarantor insurers -- by sector -- at estimated fair value:
  State and political subdivision securities....................  $  493   $  415
  U.S. corporate securities.....................................     458      525
  ABS...........................................................     107      145
  RMBS..........................................................       7        8
  CMBS..........................................................       3        3
                                                                  ------   ------
     Total fixed maturity securities credit enhanced by
       financial guarantor insurers.............................  $1,068   $1,096
                                                                  ======   ======
Ratings of the financial guarantor insurers providing the credit enhancement:
  Portion rated Aa/AA...........................................      25%      20%
                                                                  ======   ======
  Portion rated A...............................................      --%      --%
                                                                  ======   ======
  Portion rated Baa/BBB.........................................      39%      65%
                                                                  ======   ======



--------

   (1) Based on rating agency designations and equivalent ratings of the National Association of Insurance Commissioners ("NAIC"), with the exception of non-agency RMBS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA. Non-agency RMBS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA, at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholders' equity, other than securities of the U.S. government and certain U.S. government agencies. The Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $6.3 billion and $4.3 billion at December 31, 2009 and 2008, respectively.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. The Company maintains a diversified portfolio of corporate fixed maturity securities across industries and issuers. This portfolio does not have an exposure to any single issuer in excess of 1% of total investments. The tables below

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


present the major industry types that comprise the corporate fixed maturity securities holdings, the largest exposure to a single issuer and the combined holdings in the ten issuers to which it had the largest exposure at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
Corporate fixed maturity securities -- by industry
  type:
  Foreign (1)......................................   $ 7,338     32.3%   $ 5,062     27.6%
  Consumer.........................................     3,507     15.4      2,666     14.6
  Utility..........................................     3,328     14.6      2,810     15.4
  Finance..........................................     3,145     13.8      3,397     18.6
  Industrial.......................................     3,047     13.4      1,775      9.7
  Communications...................................     1,669      7.4      1,305      7.1
  Other............................................       702      3.1      1,278      7.0
                                                      -------    -----    -------    -----
     Total.........................................   $22,736    100.0%   $18,293    100.0%
                                                      =======    =====    =======    =====



--------

   (1) Includes U.S. Dollar-denominated debt obligations of foreign obligors and other foreign fixed maturity security investments.

                                                                  DECEMBER 31,
                                               -------------------------------------------------
                                                         2009                      2008
                                               -----------------------   -----------------------
                                               ESTIMATED                 ESTIMATED
                                                  FAIR      % OF TOTAL      FAIR      % OF TOTAL
                                                 VALUE     INVESTMENTS     VALUE     INVESTMENTS
                                               ---------   -----------   ---------   -----------
                                                                 (IN MILLIONS)
Concentrations within corporate fixed
  maturity securities:
  Largest exposure to a single issuer........    $  204        0.4%        $  313        0.6%
  Holdings in ten issuers with the largest
     exposures...............................    $1,695        3.2%        $1,732        3.6%

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- RMBS. The table below presents the Company's RMBS holdings and portion rated Aaa/AAA and portion rated NAIC 1 at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
By security type:
  Collateralized mortgage obligations..............    $3,646     62.3%    $5,028     70.9%
  Pass-through securities..........................     2,206     37.7      2,065     29.1
                                                       ------    -----     ------    -----
     Total RMBS....................................    $5,852    100.0%    $7,093    100.0%
                                                       ======    =====     ======    =====
By risk profile:
  Agency...........................................    $4,095     70.0%    $4,856     68.4%
  Prime............................................     1,118     19.1      1,531     21.6
  Alternative residential mortgage loans...........       639     10.9        706     10.0
                                                       ------    -----     ------    -----
     Total RMBS....................................    $5,852    100.0%    $7,093    100.0%
                                                       ======    =====     ======    =====
Portion rated Aaa/AAA (1)..........................    $4,347     74.3%    $6,514     91.8%
                                                       ======    =====     ======    =====
Portion rated NAIC 1 (2)...........................    $4,835     82.6%    $6,753     95.2%
                                                       ======    =====     ======    =====



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA. Non-agency RMBS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA, at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Collateralized mortgage obligations are a type of mortgage-backed security structured by dividing the cash flows of mortgages into separate pools or tranches of risk that create multiple classes of bonds with varying maturities and priority of payments. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities.

     Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit-worthy borrowers with high quality credit profiles. Alternative residential mortgage loans ("Alt-A") are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. Sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles. During 2009, there were significant ratings downgrades from investment grade to below investment grade for non-agency RMBS, both Alt-A and prime RMBS, contributing to the decrease in the percentage of RMBS with a Aaa/AAA rating to 74.3% at December 31, 2009 as compared to 91.8% at December 31, 2008, and a decrease in RMBS with a rating of NAIC 1 to 82.6% at December 31, 2009 as compared to 95.2% at December 31, 2008. These downgrades also contributed to the substantial decrease presented below in the Company's Alt-A securities holdings rated Aa/AA or better or rated NAIC 1 as compared to December 31, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's investment in Alt-A RMBS by vintage year (vintage year refers to the year of origination and not to the year of purchase) and certain other selected data:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                   (IN MILLIONS)
VINTAGE YEAR:
2004 & Prior.......................................     $ 15       2.3%     $ 51       7.2%
2005...............................................      336      52.6       387      54.8
2006...............................................       83      13.0       102      14.5
2007...............................................      205      32.1       166      23.5
2008...............................................       --        --        --        --
2009...............................................       --        --        --        --
                                                        ----     -----      ----     -----
Total..............................................     $639     100.0%     $706     100.0%
                                                        ====     =====      ====     =====




                                                              DECEMBER 31,
                                                     -----------------------------
                                                          2009            2008
                                                     -------------   -------------
                                                     AMOU-    % OF   AMOU-    % OF
                                                       NT    TOTAL     NT    TOTAL
                                                     -----   -----   -----   -----
                                                             (IN MILLIONS)
Net unrealized loss................................   $235            $376
Rated Aa/AA or better (1)..........................            2.3%           64.9%
Rated NAIC 1 (2)...................................           16.6%           66.6%

Fixed rate.........................................           95.6%           96.4%
Hybrid ARM.........................................            4.4             3.6
                                                             -- --           -- --
                                                              100-            100-
Total Alt-A RMBS...................................             .0%             .0%
                                                             == ==           == ==



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA. Non-agency RMBS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA, at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- CMBS. The Company's holdings in CMBS were $2.6 billion and $2.3 billion at estimated fair value at December 31, 2009 and 2008, respectively. The Company had no exposure to CMBS index securities and holdings of commercial real estate collateralized debt obligations securities had an estimated fair value of $70 million and $74 million at December 31, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's holdings of CMBS by vintage year and certain other selected data at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
VINTAGE YEAR:
2003 & Prior.......................................    $1,202     45.9%    $  915     40.2%
2004...............................................       512     19.6        559     24.6
2005...............................................       472     18.0        438     19.3
2006...............................................       407     15.6        341     15.0
2007...............................................        24      0.9         21      0.9
2008...............................................        --       --         --       --
2009...............................................        --       --         --       --
                                                       ------    -----     ------    -----
Total..............................................    $2,617    100.0%    $2,274    100.0%
                                                       ======    =====     ======    =====




                                                              DECEMBER 31,
                                                     -----------------------------
                                                          2009            2008
                                                     -------------   -------------
                                                     AMOU-    % OF   AMOU-    % OF
                                                       NT    TOTAL     NT    TOTAL
                                                     -----   -----   -----   -----
                                                             (IN MILLIONS)
Net unrealized loss................................   $191            $659
Rated Aaa/AAA......................................            83%             90%


     Concentrations of Credit Risk (Fixed Maturity Securities) -- ABS. The Company's holdings in ABS were $2.0 billion and $1.7 billion at estimated fair value at December 31, 2009 and 2008, respectively. The Company's ABS are diversified both by sector and by issuer.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the types of and certain other information about ABS held by the Company at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                   (IN MILLIONS)
By collateral type:
  Credit card loans................................    $  920     46.3%    $  706     40.9%
  RMBS backed by sub-prime mortgage loans..........       247     12.4        335     19.4
  Automobile loans.................................       205     10.3        206     11.9
  Student loans....................................       158      7.9        100      5.8
  Other loans......................................       459     23.1        380     22.0
                                                       ------    -----     ------    -----
     Total.........................................    $1,989    100.0%    $1,727    100.0%
                                                       ======    =====     ======    =====
Portion rated Aaa/AAA (1)..........................    $1,292     65.0%    $1,110     64.3%
                                                       ======    =====     ======    =====
Portion rated NAIC 1 (2)...........................    $1,767     88.8%    $1,512     87.6%
                                                       ======    =====     ======    =====
  RMBS backed by sub-prime mortgage
     loans -- portion credit enhanced by financial
     guarantor insurers............................               20.6%               18.0%
  Of the 20.6% and 18.0% credit enhanced, the
     financial guarantor insurers were rated as
     follows:
     By financial guarantor insurers rated Aa/AA...                0.7%                1.0%
     By financial guarantor insurers rated A.......                0.2%                 --%
     By financial guarantor insurers rated
       Baa/BBB.....................................                 --%               52.1%


--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS backed by sub-prime mortgage loans held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA. Non-agency RMBS backed by sub-prime mortgage loans held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA, at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Equity Securities). The Company is not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholders' equity at December 31, 2009 and 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                                  DECEMBER 31,
                                                 ---------------------------------------------
                                                          2009                    2008
                                                 ---------------------   ---------------------
                                                             ESTIMATED               ESTIMATED
                                                 AMORTIZED      FAIR     AMORTIZED      FAIR
                                                    COST       VALUE        COST       VALUE
                                                 ---------   ---------   ---------   ---------
                                                                 (IN MILLIONS)
Due in one year or less........................   $ 1,023     $ 1,029     $   993     $   966
Due after one year through five years..........     9,048       9,202       6,337       5,755
Due after five years through ten years.........     7,882       7,980       7,329       6,195
Due after ten years............................    13,339      12,606      11,679      10,836
                                                  -------     -------     -------     -------
  Subtotal.....................................    31,292      30,817      26,338      23,752
RMBS, CMBS and ABS.............................    11,143      10,458      13,263      11,094
                                                  -------     -------     -------     -------
  Total fixed maturity securities..............   $42,435     $41,275     $39,601     $34,846
                                                  =======     =======     =======     =======



     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

  EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired. As described more fully in Note 1, effective April 1, 2009, the Company adopted new OTTI guidance that amends the methodology for determining for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how the amount of the OTTI loss that is charged to earnings is determined. There was no change in the OTTI methodology for equity securities.

     With respect to fixed maturity securities, the Company considers, amongst other impairment criteria, whether it has the intent to sell a particular impaired fixed maturity security. The Company's intent to sell a particular impaired fixed maturity security considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. In certain circumstances, the Company may determine that it does not intend to sell a particular security but that it is more likely than not that it will be required to sell that security before recovery of the decline in estimated fair value below amortized cost. In such instances, the fixed maturity security will be deemed other-than-temporarily impaired in the period during which it was determined more likely than not that the security will be required to be sold and an OTTI loss will be recorded in earnings. If the Company does not have the intent to sell (i.e., has not made the decision to sell) and it does not believe that it is more likely than not that it will be required to sell the security before recovery of its amortized cost, an impairment assessment is made, as described in Note 1. Prior to April 1, 2009, the Company's assessment of OTTI for fixed maturity securities was performed in the same manner as described below for equity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. Decisions to sell equity securities are based on current conditions in relation to the same broad portfolio management considerations in a manner consistent with that described above for fixed maturity securities.

     With respect to perpetual hybrid securities, some of which are classified as fixed maturity securities and some of which are classified as equity securities, within non-redeemable preferred stock, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities with an unrealized loss, regardless of credit rating, have deferred any dividend payments.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows at:

                                                            YEARS ENDED DECEMBER 31,
                                                           -------------------------
                                                             2009      2008     2007
                                                           -------   -------   -----
                                                                 (IN MILLIONS)
Fixed maturity securities that were temporarily
  impaired...............................................  $(1,019)  $(4,755)  $(593)
Fixed maturity securities with noncredit OTTI losses in
  other comprehensive loss...............................     (141)       --      --
                                                           -------   -------   -----
  Total fixed maturity securities........................   (1,160)   (4,755)   (593)
Equity securities........................................      (35)     (199)    (40)
Derivatives..............................................       (4)       12     (16)
Short-term investments...................................      (10)     (100)     --
Other....................................................       (3)       (3)     --
                                                           -------   -------   -----
  Subtotal...............................................   (1,212)   (5,045)   (649)
                                                           -------   -------   -----
Amounts allocated from:
  DAC and VOBA on which noncredit OTTI losses have been
     recognized..........................................       12        --      --
  DAC and VOBA...........................................      151       916      93
                                                           -------   -------   -----
     Subtotal............................................      163       916      93
Deferred income tax benefit (expense) on which noncredit
  OTTI losses have been recognized.......................       46        --      --
Deferred income tax benefit (expense)....................      327     1,447     195
                                                           -------   -------   -----
Net unrealized investment gains (losses).................  $  (676)  $(2,682)  $(361)
                                                           =======   =======   =====



     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive loss, as presented above of $141 million, includes $36 million related to the transition adjustment, $165 million ($148 million, net of DAC) of noncredit losses recognized in the year ended December 31, 2009 and $60 million of subsequent increases in estimated fair value during the year ended December 31, 2009 on such securities for which a noncredit loss was previously recognized in accumulated other comprehensive loss.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) are as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                           -------------------------
                                                             2009      2008     2007
                                                           -------   -------   -----
                                                                 (IN MILLIONS)
Balance, beginning of period.............................  $(2,682)  $  (361)  $(314)
Cumulative effect of changes in accounting principle, net
  of income tax..........................................      (22)       --      --
Fixed maturity securities on which noncredit OTTI losses
  have been recognized...................................     (105)       --      --
Unrealized investment gains (losses) during the year.....    3,974    (4,396)    (98)
Unrealized investment gains (losses) relating to:
  DAC and VOBA on which noncredit OTTI losses have been
     recognized..........................................       10        --      --
  DAC and VOBA...........................................     (765)      823      27
  Deferred income tax benefit (expense) on which
     noncredit OTTI losses have been recognized..........       34        --      --
  Deferred income tax benefit (expense)..................   (1,120)    1,252      24
                                                           -------   -------   -----
Balance, end of period...................................  $  (676)  $(2,682)  $(361)
                                                           =======   =======   =====
Change in net unrealized investment gains (losses).......  $ 2,006   $(2,321)  $ (47)
                                                           =======   =======   =====



  CONTINUOUS GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below at December 31, 2009 include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive loss are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                  DECEMBER 31, 2009
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........     $2,164       $ 87       $ 4,314      $  554      $ 6,478      $  641
Foreign corporate securities.......        759         27         1,488         234        2,247         261
U.S. Treasury and agency
  securities.......................      5,265        271            26          10        5,291         281
RMBS...............................        703         12         1,910         472        2,613         484
CMBS...............................        334          3         1,054         231        1,388         234
ABS................................        125         11           821         185          946         196
State and political subdivision
  securities.......................        413         16           433         108          846         124
Foreign government securities......        132          4            25           5          157           9
                                        ------       ----       -------      ------      -------      ------
  Total fixed maturity securities..     $9,895       $431       $10,071      $1,799      $19,966      $2,230
                                        ======       ====       =======      ======      =======      ======
EQUITY SECURITIES:
Non-redeemable preferred stock.....     $   21       $  9       $   198      $   46      $   219      $   55
Common stock.......................          3          1             3          --            6           1
                                        ------       ----       -------      ------      -------      ------
  Total equity securities..........     $   24       $ 10       $   201      $   46      $   225      $   56
                                        ======       ====       =======      ======      =======      ======
Total number of securities in an
  unrealized loss position.........        708                    1,236
                                        ======                  =======




                                                                  DECEMBER 31, 2008
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........    $ 6,302      $1,001       $4,823      $1,334      $11,125      $2,335
Foreign corporate securities.......      2,684         517        1,530         619        4,214       1,136
U.S. Treasury and agency
  securities.......................         34          --           --          --           34          --
RMBS...............................      1,740         501          934         431        2,674         932
CMBS...............................      1,485         289          679         376        2,164         665
ABS................................        961         221          699         482        1,660         703
State and political subdivision
  securities.......................        348          91          220         134          568         225
Foreign government securities......        229          21           20          12          249          33
                                       -------      ------       ------      ------      -------      ------
  Total fixed maturity securities..    $13,783      $2,641       $8,905      $3,388      $22,688      $6,029
                                       =======      ======       ======      ======      =======      ======
EQUITY SECURITIES..................    $   124      $   59       $  191      $  142      $   315      $  201
                                       =======      ======       ======      ======      =======      ======
Total number of securities in an
  unrealized loss position.........      2,634                    1,340
                                       =======                   ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, gross unrealized loss as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                              DECEMBER 31, 2009
                                      ----------------------------------------------------------------
                                        COST OR AMORTIZED     GROSS UNREALIZED
                                              COST                  LOSS          NUMBER OF SECURITIES
                                      --------------------   ------------------   --------------------
                                      LESS THAN     20% OR   LESS THAN   20% OR   LESS THAN     20% OR
                                         20%         MORE       20%       MORE       20%         MORE
                                      ---------     ------   ---------   ------   ---------     ------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months................   $ 8,310      $  790     $  173    $  199      609           74
Six months or greater but less than
  nine months.......................     1,084         132        114        37       33           24
Nine months or greater but less than
  twelve months.....................       694         362         74       102       30           29
Twelve months or greater............     8,478       2,346        737       794      867          260
                                       -------      ------     ------    ------
  Total.............................   $18,566      $3,630     $1,098    $1,132
                                       =======      ======     ======    ======
Percentage of cost or amortized
  cost..............................                                6%       31%
                                                               ======    ======
EQUITY SECURITIES:
Less than six months................   $     3      $    9     $   --    $    3        7            3
Six months or greater but less than
  nine months.......................        --          --         --        --       --           --
Nine months or greater but less than
  twelve months.....................        10          20          1         8        2            3
Twelve months or greater............       161          78         21        23       17            6
                                       -------      ------     ------    ------
  Total.............................   $   174      $  107     $   22    $   34
                                       =======      ======     ======    ======
Percentage of cost..................                               13%       32%
                                                               ======    ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                              DECEMBER 31, 2008
                                     -------------------------------------------------------------------
                                       COST OR AMORTIZED       GROSS UNREALIZED
                                              COST                   LOSS           NUMBER OF SECURITIES
                                     ---------------------   --------------------   --------------------
                                     LESS THAN      20% OR   LESS THAN     20% OR   LESS THAN     20% OR
                                        20%          MORE       20%         MORE       20%         MORE
                                     ---------     -------   ---------     ------   ---------     ------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months...............   $ 5,444      $ 9,799     $  392      $3,547     1,314        1,089
Six months or greater but less than
  nine months......................     2,737          542        213         271       349           54
Nine months or greater but less
  than twelve months...............     3,554          810        392         470       342           95
Twelve months or greater...........     5,639          192        614         130       642           28
                                      -------      -------     ------      ------
  Total............................   $17,374      $11,343     $1,611      $4,418
                                      =======      =======     ======      ======
Percentage of cost or amortized
  cost.............................                                 9%         39%
                                                               ======      ======
EQUITY SECURITIES:
Less than six months...............   $    23      $   298     $    3      $  130        13           50
Six months or greater but less than
  nine months......................        18           53          3          20         2            5
Nine months or greater but less
  than twelve months...............        --          102         --          43        --            9
Twelve months or greater...........        22           --          2          --         6           --
                                      -------      -------     ------      ------
  Total............................   $    63      $   453     $    8      $  193
                                      =======      =======     ======      ======
Percentage of cost.................                                13%         43%
                                                               ======      ======



     Equity securities with a gross unrealized loss of 20% or more for twelve months or greater increased from none at December 31, 2008 to $23 million at December 31, 2009. As shown in the section below "Evaluating Temporarily Impaired Available for Sale Securities," the $23 million of equity securities with a gross unrealized loss of 20% or more for twelve months or greater at December 31, 2009 were investment grade non-redeemable preferred stock, all of which were financial services industry investment grade non-redeemable preferred stock, of which 28% were rated A or better.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CONCENTRATION OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The Company's gross unrealized losses related to its fixed maturity and equity securities, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, of $2.3 billion and $6.2 billion at December 31, 2009 and 2008, respectively, were concentrated, calculated as a percentage of gross unrealized loss and OTTI loss, by sector and industry as follows:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2009   2008
                                                                     ----   ----
SECTOR:
  U.S. corporate securities........................................    28%    37%
  RMBS.............................................................    21     15
  U.S. Treasury and agency securities..............................    12     --
  Foreign corporate securities.....................................    11     18
  CMBS.............................................................    10     11
  ABS..............................................................     9     11
  State and political subdivision securities.......................     5      4
  Other............................................................     4      4
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===
INDUSTRY:
  Mortgage-backed..................................................    31%    26%
  Finance..........................................................    22     25
  U.S. Treasury and agency securities..............................    12     --
  Asset-backed.....................................................     9     11
  Consumer.........................................................     6     10
  State and political subdivision securities.......................     5      4
  Utility..........................................................     4      9
  Communications...................................................     3      7
  Industrial.......................................................     2      4
  Other............................................................     6      4
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

     The following table presents the Company's fixed maturity and equity securities with a gross unrealized loss of greater than $10 million, the number of securities, total gross unrealized loss and percentage of total gross unrealized loss at:

                                                                     DECEMBER 31,
                                                  -------------------------------------------------
                                                            2009                      2008
                                                  -----------------------   -----------------------
                                                     FIXED                     FIXED
                                                   MATURITY      EQUITY      MATURITY      EQUITY
                                                  SECURITIES   SECURITIES   SECURITIES   SECURITIES
                                                  ----------   ----------   ----------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Number of securities............................       33           --           103           6
Total gross unrealized loss.....................     $510         $ --        $1,758         $84
Percentage of total gross unrealized loss.......       23%          --%           29%         42%


     The fixed maturity and equity securities, each with a gross unrealized loss greater than $10 million, decreased $1,332 million during the year ended December 31, 2009. These securities were included in the Company's OTTI review process. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the cause of the decline in, or improvement in, gross unrealized losses for the year ended December 31, 2009 being primarily attributable to improving market conditions, including narrowing of credit spreads reflecting an improvement in liquidity and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling, and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities is given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     The following table presents certain information about the Company's equity securities available-for-sale with a gross unrealized loss of 20% or more at December 31, 2009:

                                                                      NON-REDEEMABLE PREFERRED STOCK
                                       --------------------------------------------------------------------------------------------
                                             ALL TYPES OF                                 INVESTMENT GRADE
                          ALL EQUITY        NON-REDEEMABLE       ------------------------------------------------------------------
                          SECURITIES       PREFERRED STOCK              ALL INDUSTRIES              FINANCIAL SERVICES INDUSTRY
                          ----------   -----------------------   ----------------------------   -----------------------------------
                             GROSS        GROSS      % OF ALL       GROSS         % OF ALL         GROSS                     % A
                          UNREALIZED   UNREALIZED     EQUITY     UNREALIZED    NON-REDEEMABLE   UNREALIZED    % OF ALL      RATED
                             LOSS         LOSS      SECURITIES      LOSS      PREFERRED STOCK      LOSS      INDUSTRIES   OR BETTER
                          ----------   ----------   ----------   ----------   ---------------   ----------   ----------   ---------
                                                                         (IN MILLIONS)
Less than six months....      $ 3          $ 1           33%         $ 1            100%            $ 1          100%         --%
Six months or greater
  but less than twelve
  months................        8            8          100%           8            100%              8          100%        100%
Twelve months or
  greater...............       23           23          100%          23            100%             23          100%         28%
                              ---          ---                       ---                            ---
All equity securities
  with a gross
  unrealized loss of 20%
  or more...............      $34          $32           94%         $32            100%            $32          100%         44%
                              ===          ===                       ===                            ===



     In connection with the equity securities impairment review process at December 31, 2009, the Company evaluated its holdings in non-redeemable preferred stock, particularly those of financial services companies. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

The Company also considered whether any non-redeemable preferred stock with an unrealized loss, regardless of credit rating, have deferred any dividend payments. No such dividend payments were deferred.

     With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of 20% or less in an extended unrealized loss position (i.e., 12 months or greater).

     Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit rating, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals and any of the above factors deteriorate, additional other-than-temporary impairments may be incurred in upcoming quarters.

  NET INVESTMENT GAINS (LOSSES)

     As described more fully in Note 1, effective April 1, 2009, the Company adopted new guidance on the recognition and presentation of OTTI that amends the methodology to determine for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how OTTI losses that are charged to earnings are measured. There was no change in the methodology for identification and measurement of OTTI losses charged to earnings for impaired equity securities.

     The components of net investment gains (losses) are as follows:

                                                              YEARS ENDED DECEMBER
                                                                      31,
                                                            -----------------------
                                                              2009     2008    2007
                                                            -------   -----   -----
                                                                 (IN MILLIONS)
Total losses on fixed maturity securities:
Total OTTI losses recognized..............................  $  (552)  $(401)  $ (28)
Less: Noncredit portion of OTTI losses transferred to and
  recognized in other comprehensive loss..................      165      --      --
                                                            -------   -----   -----
  Net OTTI losses on fixed maturity securities recognized
     in earnings..........................................     (387)   (401)    (28)
  Fixed maturity securities -- net gains (losses) on sales
     and disposals........................................     (115)   (255)   (244)
                                                            -------   -----   -----
     Total losses on fixed maturity securities............     (502)   (656)   (272)
                                                            -------   -----   -----
Other net investment gains (losses):
  Equity securities.......................................     (119)    (60)     15
  Mortgage loans..........................................      (32)    (44)     (2)
  Real estate and real estate joint ventures..............      (61)     (1)      1
  Other limited partnership interests.....................      (72)     (9)    (19)
  Freestanding derivatives................................     (717)    558     189
  Embedded derivatives....................................     (314)    436     116
  Other...................................................      (49)    325    (170)
                                                            -------   -----   -----
     Total net investment gains (losses)..................  $(1,866)  $ 549   $(142)
                                                            =======   =====   =====



     See Note 8 for discussion of affiliated net investment gains (losses) included in embedded derivatives in the table above.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as follows:

                                 FIXED MATURITY SECURITIES       EQUITY SECURITIES                   TOTAL
                                --------------------------    -----------------------    ----------------------------
                                                               YEARS ENDED DECEMBER 31,
                                -------------------------------------------------------------------------------------
                                 2009      2008      2007      2009     2008     2007     2009       2008       2007
                                ------   -------   -------    -----     ----     ----    ------    -------    -------
                                                               (IN MILLIONS)
Proceeds......................  $8,766   $11,450   $14,693    $ 113     $ 76     $133    $8,879    $11,526    $14,826
                                ======   =======   =======    =====     ====     ====    ======    =======    =======
Gross investment gains........  $  180   $   126   $   120    $   6     $ 15     $ 26    $  186    $   141    $   146
                                ------   -------   -------    -----     ----     ----    ------    -------    -------
Gross investment losses.......    (295)     (381)     (364)     (28)     (25)      (9)     (323)      (406)      (373)
                                ------   -------   -------    -----     ----     ----    ------    -------    -------
Total OTTI losses recognized
  in earnings:
  Credit-related..............    (348)     (366)      (20)      --       --       --      (348)      (366)       (20)
  Other (1)...................     (39)      (35)       (8)     (97)     (50)      (2)     (136)       (85)       (10)
                                ------   -------   -------    -----     ----     ----    ------    -------    -------
  Total OTTI losses recognized
     in earnings..............    (387)     (401)      (28)     (97)     (50)      (2)     (484)      (451)       (30)
                                ------   -------   -------    -----     ----     ----    ------    -------    -------
Net investment gains
  (losses)....................  $ (502)  $  (656)  $  (272)   $(119)    $(60)    $ 15    $ (621)   $  (716)   $  (257)
                                ======   =======   =======    =====     ====     ====    ======    =======    =======



--------

   (1) Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in estimated fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions, or the Company's need to shift the portfolio to maintain its portfolio management objectives. Investment gains and losses on sales of securities are determined on a specific identification basis.

     Fixed maturity security OTTI losses recognized in earnings relates to the following sectors and industries:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                             2009     2008     2007
                                                             ----     ----     ----
                                                                  (IN MILLIONS)
U.S. and foreign corporate securities:
  Communications...........................................  $ 88     $ 21     $ --
  Finance..................................................    84      225        8
  Consumer.................................................    53       35       --
  Industrial...............................................    18       --        2
  Utility..................................................     6       --       --
  Other....................................................    --       40       17
                                                             ----     ----     ----
     Total U.S. and foreign corporate securities...........   249      321       27
  CMBS.....................................................    69       65       --
  ABS......................................................    45       15        1
  RMBS.....................................................    24       --       --
                                                             ----     ----     ----
     Total.................................................  $387     $401      $28
                                                             ====     ====     ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity security OTTI losses recognized in earnings relates to the following sectors and industries:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2009      2008      2007
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
Sector:
  Non-redeemable preferred stock...........................   $92       $38      $ --
  Common stock.............................................     5        12         2
                                                              ---       ---      ----
  Total....................................................   $97       $50       $ 2
                                                              ===       ===      ====
Industry:
  Financial services industry:
     Perpetual hybrid securities...........................   $72       $ 9       $--
     Common and remaining non-redeemable preferred stock...     3        34        --
                                                              ---       ---      ----
       Total financial services industry...................    75        43        --
Other......................................................    22         7         2
                                                              ---       ---      ----
  Total....................................................   $97       $50       $ 2
                                                              ===       ===      ====



  CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE LOSS

     The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held by the Company at December 31, 2009 for which a portion of the OTTI loss was recognized in other comprehensive loss:

                                                            YEAR ENDED DECEMBER 31, 2009
                                                            ----------------------------
                                                                    (IN MILLIONS)
Balance, beginning of period..............................              $ --
Credit loss component of OTTI loss not reclassified to
  other comprehensive loss in the cumulative effect
  transition adjustment...................................                92
Additions:
  Initial impairments -- credit loss OTTI recognized on
     securities not previously impaired...................                97
  Additional impairments -- credit loss OTTI recognized on
     securities previously impaired.......................                43
Reductions:
  Due to sales (or maturities, pay downs or prepayments)
     during the period of securities previously credit
     loss OTTI impaired...................................               (18)
  Due to increases in cash flows -- accretion of previous
     credit loss OTTI.....................................                (1)
                                                                        ----
Balance, end of period....................................              $213
                                                                        ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2009     2008     2007
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Fixed maturity securities.................................  $2,094   $2,455   $2,803
Equity securities.........................................      27       44       45
Trading securities........................................      97      (19)      --
Mortgage loans............................................     239      255      263
Policy loans..............................................      80       64       53
Real estate and real estate joint ventures................    (120)      11       81
Other limited partnership interests.......................      17      (69)     164
Cash, cash equivalents and short-term investments.........      16       67      104
International joint ventures..............................      (4)      (4)      (4)
Other.....................................................      (2)      (3)      11
                                                            ------   ------   ------
  Total investment income.................................   2,444    2,801    3,520
Less: Investment expenses.................................     109      307      627
                                                            ------   ------   ------
  Net investment income...................................  $2,335   $2,494   $2,893
                                                            ======   ======   ======



     Affiliated investment expenses, included in the table above, were $47 million, $32 million and $36 million for the years ended December 31, 2009, 2008 and 2007, respectively. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to its counterparties the cash collateral under its control, the amounts of which by aging category are presented below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Elements of the securities lending programs are presented below at:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2009     2008
                                                                  ------   ------
                                                                   (IN MILLIONS)
Securities on loan:
  Cost or amortized cost........................................  $6,173   $5,638
  Estimated fair value..........................................  $6,051   $6,346
Aging of cash collateral liability:
  Open (1)......................................................  $1,325   $1,222
  Less than thirty days.........................................   3,342    4,284
  Thirty days or greater but less than sixty days...............   1,323      901
  Sixty days or greater but less than ninety days...............      --       --
  Ninety days or greater........................................     234       --
                                                                  ------   ------
     Total cash collateral liability............................  $6,224   $6,407
                                                                  ======   ======
Security collateral on deposit from counterparties..............  $   --   $  153
                                                                  ======   ======
Reinvestment portfolio -- estimated fair value..................  $5,686   $4,988
                                                                  ======   ======



--------

   (1) Open -- meaning that the related loaned security could be returned to the Company on the next business day requiring the Company to immediately return the cash collateral.

     The estimated fair value of the securities related to the cash collateral on open at December 31, 2009 has increased to $1,291 million from $1,196 million at December 31, 2008. Of the $1,291 million of estimated fair value of the securities related to the cash collateral on open at December 31, 2009, $1,257 million were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan, related to the cash collateral aged less than thirty days to ninety days or greater, was primarily U.S. Treasury and agency securities, and very liquid RMBS. The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including RMBS, ABS, U.S. corporate and foreign corporate securities).

     Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

     The invested assets on deposit and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for cash and cash equivalents and fixed maturity and equity securities.

                                                                    DECEMBER 31,
                                                                   -------------
                                                                   2009    2008
                                                                   ----   ------
                                                                   (IN MILLIONS)
Invested assets on deposit:
  Regulatory agencies (1)........................................  $ 21   $   23
Invested assets pledged as collateral:
  Debt and funding agreements -- FHLB of Boston (2)..............   419    1,284
  Derivative transactions (3)....................................    18       66
                                                                   ----   ------
  Total invested assets on deposit and pledged as collateral.....  $458   $1,373
                                                                   ====   ======



--------

   (1) The Company had investment assets on deposit with regulatory agencies consisting primarily of fixed maturity and equity securities.

   (2) The Company has pledged fixed maturity securities in support of its debt and funding agreements with the Federal Home Loan Bank of Boston ("FHLB of Boston"). The nature of these Federal Home Loan Bank arrangements is described in Note 7.

   (3) Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 3.

     See also the immediately preceding section "Securities Lending" for the amount of the Company's cash and invested assets received from and due back to counterparties pursuant to the securities lending program.

  TRADING SECURITIES

     The Company has trading securities portfolios to support investment strategies that involve the active and frequent purchase and sale of securities and asset and liability matching strategies for certain insurance products.

     At December 31, 2009 and 2008, trading securities at estimated fair value were $938 million and $232 million, respectively.

     Interest and dividends earned on trading securities, in addition to the net realized gains (losses) and changes in estimated fair value subsequent to purchase, recognized on the trading securities included within net investment income totaled $97 million and ($19) million for the years ended December 31, 2009 and 2008, respectively. Changes in estimated fair value subsequent to purchase of the trading securities included within net investment income were $90 million and ($21) million for the years ended December 31, 2009 and 2008, respectively. As the Company established its trading securities portfolios in 2008, there was no net investment income from such securities for the year ended December 31, 2007.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  MORTGAGE LOANS

     Mortgage loans are categorized as follows:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                   (IN MILLIONS)
Mortgage loans held-for-investment:
  Commercial mortgage loans.........................   $3,620     75.0%   $3,301     73.4%
  Agricultural mortgage loans.......................    1,204     25.0     1,185     26.4
  Consumer loans....................................        1       --         7      0.2
                                                       ------    -----    ------    -----
     Total mortgage loans held-for-investment.......    4,825    100.0%    4,493    100.0%
                                                                 =====              =====
  Less: Valuation allowances........................       77                 46
                                                       ------             ------
     Total mortgage loans, net......................   $4,748             $4,447
                                                       ======             ======



     See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above.

     Mortgage Loans by Geographic Region and Property Type -- The Company diversifies its mortgage loans by both geographic region and property type to reduce risk of concentration. Mortgage loans are collateralized by properties primarily located in the United States. The carrying value of the Company's mortgage loans located in California, New York and Florida were 27%, 12% and 7% at December 31, 2009, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate. Commercial mortgage loans at December 31, 2009 and 2008 were $3,620 million and $3,301 million, respectively, or 75.0% and 73.4%, respectively, of total mortgage loans prior to valuation allowances. Net of valuation allowances, commercial

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


mortgage loans were $3,546 million and $3,257 million, respectively, at December 31, 2009 and 2008 and there was diversity across geographic regions and property types as shown below at:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                   (IN MILLIONS)
REGION:
South Atlantic......................................   $  909     25.6%   $  842     25.9%
Pacific.............................................      879     24.8       753     23.1
Middle Atlantic.....................................      678     19.1       516     15.8
New England.........................................      398     11.2       412     12.6
West South Central..................................      220      6.2       264      8.1
East North Central..................................      177      5.0       152      4.7
East South Central..................................      108      3.1       130      4.0
Mountain............................................       66      1.9        67      2.1
International.......................................       57      1.6        59      1.8
West North Central..................................       14      0.4        22      0.7
Other...............................................       40      1.1        40      1.2
                                                       ------    -----    ------    -----
  Total.............................................   $3,546    100.0%   $3,257    100.0%
                                                       ======    =====    ======    =====
PROPERTY TYPE:
Office..............................................   $1,406     39.6%   $1,188     36.5%
Retail..............................................      901     25.4       760     23.3
Apartments..........................................      521     14.7       553     17.0
Hotel...............................................      375     10.6       396     12.2
Industrial..........................................      127      3.6       151      4.6
Other...............................................      216      6.1       209      6.4
                                                       ------    -----    ------    -----
  Total.............................................   $3,546    100.0%   $3,257    100.0%
                                                       ======    =====    ======    =====



     Information regarding valuation allowances on mortgage loans held-for-investment is as follows:

                                                                YEARS ENDED DECEMBER
                                                                        31,
                                                              -----------------------
                                                              2009      2008     2007
                                                              ----      ----     ----
                                                                   (IN MILLIONS)
Balance, January 1,.........................................   $46      $  8      $ 6
Additions...................................................    36        75        7
Deductions..................................................    (5)      (37)      (5)
                                                               ---      ----      ---
Balance, December 31,.......................................   $77      $ 46      $ 8
                                                               ===      ====      ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Impaired mortgage loans held-for-investment consisted of the following:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2009   2008
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)
Impaired loans with valuation allowances...........................   $24    $24
Impaired loans without valuation allowances........................    12      2
                                                                      ---    ---
  Subtotal.........................................................    36     26
Less: Valuation allowances on impaired loans.......................    24     24
                                                                      ---    ---
  Impaired loans, net..............................................   $12    $ 2
                                                                      ===    ===



     Information about impaired loans, restructured loans, loans 90 days or more past due and loans in foreclosure is as follows:

                                                                AS OF AND FOR THE
                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Impaired loans -- average investment during the period....   $32       $42       $21
Impaired loans -- interest income recognized -- accrual
  basis...................................................  $ --       $ 1       $ 3
Impaired loans -- interest income recognized -- cash
  basis...................................................   $ 2       $ 1       $ 1
Restructured loans -- amount..............................   $--      $ --      $ --
Restructured loans -- interest income recognized..........   $--       $--       $--
Loans 90 days or more past due, interest still
  accruing -- amortized cost..............................   $ 4       $--       $--
Loans 90 days or more past due, interest no longer
  accruing -- amortized cost..............................   $--       $--       $--
Loans in foreclosure -- amortized cost....................   $ 6       $ 1       $--


  REAL ESTATE HOLDINGS

     Real estate holdings by type consisted of the following:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Real estate.........................................    $ 88      19.8%    $ 86      14.1%
  Accumulated depreciation..........................     (17)     (3.8)     (16)     (2.6)
                                                        ----     -----     ----     -----
  Net real estate...................................      71      16.0       70      11.5
Real estate joint ventures and funds................     374      84.0      538      88.5
                                                        ----     -----     ----     -----
  Total real estate holdings........................    $445     100.0%    $608     100.0%
                                                        ====     =====     ====     =====



     Related depreciation expense on real estate was $3 million, $5 million and $8 million for the years ended December 31, 2009, 2008 and 2007, respectively. There was no depreciation expense related to discontinued operations for the years ended December 31, 2009, 2008 and 2007.

     The Company did not own real estate held-for-sale at December 31, 2009 or 2008. Impairments of real estate and real estate joint ventures were $61 million for the year ended December 31, 2009. There were no impairments of real estate and real estate joint ventures for the years ended December 31, 2008 and 2007. The carrying value of non-

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


income producing real estate was $1 million at December 31, 2009 and 2008. The Company did not own real estate acquired in satisfaction of debt at December 31, 2009 and 2008.

     The Company diversifies its real estate holdings by both geographic region and property type to reduce risk of concentration. The Company's real estate holdings are primarily located in the United States, and at December 31, 2009, 23%, 21%, 16% were located in California, New York and Georgia, respectively.

     Real estate holdings were categorized as follows:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Office..............................................    $127      28.6%    $252      41.5%
Real estate investment funds........................      96      21.6      138      22.7
Apartments..........................................      72      16.2      100      16.4
Land................................................      43       9.6       32       5.3
Industrial..........................................      25       5.6       --        --
Retail..............................................      16       3.6       17       2.8
Agriculture.........................................      11       2.5       14       2.3
Other...............................................      55      12.3       55       9.0
                                                        ----     -----     ----     -----
  Total real estate holdings........................    $445     100.0%    $608     100.0%
                                                        ====     =====     ====     =====



  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $1.2 billion at both December 31, 2009 and 2008. Included within other limited partnership interests were $335 million and $340 million at December 31, 2009 and 2008, respectively, of investments in hedge funds. Impairments of other limited partnership interests, principally cost method other limited partnership interests, were $66 million, $5 million and $2 million for the years ended December 31, 2009, 2008 and 2007, respectively.

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets by type at:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Freestanding derivatives with positive fair values..   $1,470     98.1%   $2,258     98.3%
Joint venture investments...........................       26      1.8        31      1.3
Tax credit partnerships.............................        2      0.1         4      0.2
Other...............................................       --       --         4      0.2
                                                       ------    -----    ------    -----
  Total.............................................   $1,498    100.0%   $2,297    100.0%
                                                       ======    =====    ======    =====



     See Note 3 for information regarding the freestanding derivatives with positive estimated fair values. Joint venture investments are accounted for on the equity method and represent the Company's investment in insurance

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

underwriting joint ventures in China. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits, and are accounted for under the equity method or under the effective yield method.

  VARIABLE INTEREST ENTITIES

     The Company invests in certain entities that are VIEs, as a passive investor holding a limited partnership interest, or as a sponsor or debt holder. The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at December 31, 2009 and 2008:

                                                                   DECEMBER 31,
                                                 -----------------------------------------------
                                                          2009                     2008
                                                 ----------------------   ----------------------
                                                              MAXIMUM                  MAXIMUM
                                                 CARRYING     EXPOSURE    CARRYING     EXPOSURE
                                                  AMOUNT    TO LOSS (1)    AMOUNT    TO LOSS (1)
                                                 --------   -----------   --------   -----------
                                                                  (IN MILLIONS)
Other limited partnership interests............   $  838       $1,273      $  672       $1,060
Fixed maturity securities available-for-sale:
  Foreign corporate securities.................      304          304         152          152
  U.S. corporate securities....................      247          247         182          182
Real estate joint ventures.....................       32           39          41           41
                                                  ------       ------      ------       ------
  Total........................................   $1,421       $1,863      $1,047       $1,435
                                                  ======       ======      ======       ======



--------

   (1) The maximum exposure to loss relating to the real estate joint ventures and other limited partnership interests is equal to the carrying amounts plus any unfunded commitments. The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

     As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2009, 2008 and 2007.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2009 and 2008, the Company held $285 million and $1.6 billion, respectively, in the Metropolitan Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these investments was $2 million, $10 million and $25 million for the years ended December 31, 2009, 2008 and 2007, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Transfers of invested assets are done at estimated fair value with net investment gains (losses) recognized by the affiliate initiating the transfer. Invested assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                             2009     2008     2007
                                                             ----     ----     ----
                                                                  (IN MILLIONS)
Estimated fair value of invested assets transferred to
  affiliates...............................................  $717     $ 27     $628
Amortized cost of invested assets transferred to
  affiliates...............................................  $769     $ 23     $629
Net investment gains (losses) recognized on transfers to
  affiliates...............................................  $(52)    $  4     $ (1)
Estimated fair value of invested assets transferred from
  affiliates...............................................  $143     $230     $836


     During the year ended December 31, 2009, the Company loaned $200 million to wholly-owned real estate subsidiaries of an affiliate, MLIC, which is included in mortgage loans. Loans of $140 million bear interest at 7.26% and are due in quarterly principal and interest payments of $3 million through January 2020. Loans of $60 million bear interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans to affiliates are secured by interests in the real estate subsidiaries, which own operating real estate with a value in excess of the loans.

3.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

See Note 4 for information about the fair value hierarchy for derivatives.

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS AND NON DERIVATIVE FINANCIAL INSTRUMENTS

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the notional amount, estimated

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held at:

                                                                              DECEMBER 31,
                                                      ------------------------------------------------------------
                                                                   2009                           2008
                                                      -----------------------------  -----------------------------
                                                                     ESTIMATED                      ESTIMATED
                                                                        FAIR                           FAIR
                                                                     VALUE (1)                      VALUE (1)
PRIMARY UNDERLYING                                    NOTIONAL  -------------------  NOTIONAL  -------------------
RISK EXPOSURE                INSTRUMENT TYPE           AMOUNT   ASSETS  LIABILITIES   AMOUNT   ASSETS  LIABILITIES
------------------  --------------------------------  --------  ------  -----------  --------  ------  -----------
                                                                              (IN MILLIONS)
Interest rate       Interest rate swaps.............   $ 5,261  $  534      $179      $ 7,074  $  736      $347
                    Interest rate floors............     7,986      78        34       12,071     494        --
                    Interest rate caps..............     4,003      15        --        3,513       1        --
                    Interest rate futures...........       835       2         1        1,064       4        11
Foreign currency    Foreign currency swaps..........     2,678     689        93        3,771     699       219
                    Foreign currency forwards.......        79       3        --           92      --         9
Credit              Swap spreadlocks................        --      --        --          208      --         8
                    Credit default swaps............       966      12        31          648      19         8
                    Credit forwards.................        90      --         3           --      --        --
Equity market       Equity futures..................        81       1        --          370      --         5
                    Equity options..................       775     112        --          813     248        --
                    Variance swaps..................     1,081      24         6        1,081      57        --
                                                       -------  ------      ----      -------  ------      ----
                      Total.........................   $23,835  $1,470      $347      $30,705  $2,258      $607
                                                       =======  ======      ====      =======  ======      ====



--------

   (1) The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2009:

                                                               REMAINING LIFE
                                   ---------------------------------------------------------------------
                                                 AFTER ONE YEAR   AFTER FIVE YEARS
                                   ONE YEAR OR    THROUGH FIVE       THROUGH TEN     AFTER TEN
                                       LESS           YEARS             YEARS          YEARS      TOTAL
                                   -----------   --------------   ----------------   ---------   -------
                                                               (IN MILLIONS)
Interest rate swaps..............     $  442         $ 2,612           $  933          $1,274    $ 5,261
Interest rate floors.............         --              --            7,986              --      7,986
Interest rate caps...............          3           4,000               --              --      4,003
Interest rate futures............        835              --               --              --        835
Foreign currency swaps...........        145           1,878              399             256      2,678
Foreign currency forwards........         79              --               --              --         79
Credit default swaps.............         --             928               38              --        966
Credit forwards..................         90              --               --              --         90
Equity futures...................         81              --               --              --         81
Equity options...................        121             577               77              --        775
Variance swaps...................         --             519              562              --      1,081
                                      ------         -------           ------          ------    -------
  Total..........................     $1,796         $10,514           $9,995          $1,530    $23,835
                                      ======         =======           ======          ======    =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table. The Company utilizes basis swaps in non-qualifying hedging relationships.

     Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps in the preceding table. The Company utilizes inflation swaps in non-qualifying hedging relationships.

     Implied volatility swaps are used by the Company primarily as economic hedges of interest rate risk associated with the Company's investments in mortgage-backed securities. In an implied volatility swap, the Company exchanges fixed payments for floating payments that are linked to certain market volatility measures. If implied volatility rises, the floating payments that the Company receives will increase, and if implied volatility falls, the floating payments that the Company receives will decrease. Implied volatility swaps are included in interest rate swaps in the preceding table. The Company utilizes implied volatility swaps in non-qualifying hedging relationships.

     The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

     The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow, and non-qualifying hedging relationships.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

     Swap spreadlocks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spreadlocks are forward transactions between two parties whose underlying reference index is a forward starting interest rate swap where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. The Company utilizes swap spreadlocks in non-qualifying hedging relationships.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or agency security. These credit default swaps are not designated as hedging instruments.

     The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. Equity index options are included in equity options in the preceding table. The Company utilizes equity index options in non-qualifying hedging relationships.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in variance swaps in the preceding table. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

  HEDGING

     The following table presents the notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                       DECEMBER 31,
                                            -----------------------------------------------------------------
                                                          2009                              2008
                                            -------------------------------   -------------------------------
                                                             ESTIMATED                         ESTIMATED
                                                               FAIR                              FAIR
                                                               VALUE                             VALUE
DERIVATIVES DESIGNATED AS HEDGING           NOTIONAL   --------------------   NOTIONAL   --------------------
INSTRUMENTS                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
------------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                      (IN MILLIONS)
Fair Value Hedges:
  Foreign currency swaps..................   $  850     $370        $15        $  707     $ 68        $133
  Interest rate swaps.....................      220       11          2           138       --          28
                                             ------     ----        ---        ------     ----        ----
     Subtotal.............................    1,070      381         17           845       68         161
                                             ------     ----        ---        ------     ----        ----
Cash Flow Hedges:
  Foreign currency swaps..................      166       15          7           486       91          --
  Credit forwards.........................       90       --          3            --       --          --
                                             ------     ----        ---        ------     ----        ----
     Subtotal.............................      256       15         10           486       91          --
                                             ------     ----        ---        ------     ----        ----
Total Qualifying Hedges...................   $1,326     $396        $27        $1,331     $159        $161
                                             ======     ====        ===        ======     ====        ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amount and estimated fair value of derivatives that are not designated or do not qualify as hedging instruments by derivative type at:

                                                                   DECEMBER 31,
                                           ------------------------------------------------------------
                                                        2009                           2008
                                           -----------------------------  -----------------------------
                                                          ESTIMATED                      ESTIMATED
                                                             FAIR                           FAIR
                                                            VALUE                          VALUE
DERIVATIVES NOT DESIGNATED OR NOT          NOTIONAL  -------------------  NOTIONAL  -------------------
QUALIFYING AS HEDGING INSTRUMENTS           AMOUNT   ASSETS  LIABILITIES   AMOUNT   ASSETS  LIABILITIES
-----------------------------------------  --------  ------  -----------  --------  ------  -----------
                                                                   (IN MILLIONS)
Interest rate swaps......................   $ 5,041  $  523      $177      $ 6,936  $  736      $319
Interest rate floors.....................     7,986      78        34       12,071     494        --
Interest rate caps.......................     4,003      15        --        3,513       1        --
Interest rate futures....................       835       2         1        1,064       4        11
Foreign currency swaps...................     1,662     304        71        2,578     540        86
Foreign currency forwards................        79       3        --           92      --         9
Swap spreadlocks.........................        --      --        --          208      --         8
Credit default swaps.....................       966      12        31          648      19         8
Equity futures...........................        81       1        --          370      --         5
Equity options...........................       775     112        --          813     248        --
Variance swaps...........................     1,081      24         6        1,081      57        --
                                            -------  ------      ----      -------  ------      ----
Total non-designated or non-qualifying
  derivatives............................   $22,509  $1,074      $320      $29,374  $2,099      $446
                                            =======  ======      ====      =======  ======      ====



     The following table presents the settlement payments recorded in income for the:

                                                               YEARS ENDED DECEMBER 31,
                                                               ------------------------
                                                               2009      2008      2007
                                                               ----      ----      ----
                                                                     (IN MILLIONS)
Qualifying hedges:
  Net investment income...................................      $(1)      $(2)     $ --
  Interest credited to policyholder account balances......       40         6        (6)
Non-qualifying hedges:
  Net investment gains (losses)...........................       (8)       43        82
                                                                ---       ---      ----
  Total...................................................      $31       $47       $76
                                                                ===       ===      ====



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities to floating rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net investment gains (losses). The following table represents the amount of such net investment gains (losses) recognized for the years ended December 31, 2009, 2008 and 2007:

                                                                         NET INVESTMENT                        INEFFECTIVENESS
                                                                         GAINS (LOSSES)  NET INVESTMENT GAINS   RECOGNIZED IN
DERIVATIVES IN FAIR VALUE          HEDGED ITEMS IN FAIR VALUE              RECOGNIZED     (LOSSES) RECOGNIZED   NET INVESTMENT
HEDGING RELATIONSHIPS              HEDGING RELATIONSHIPS                FOR DERIVATIVES    FOR HEDGED ITEMS     GAINS (LOSSES)
---------------------------------  -----------------------------------  ---------------  --------------------  ---------------
                                                                                             (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps:               Fixed maturity securities..........        $  6               $  (6)              $ --
                                   Policyholder account balances (1)..          (8)                  4                 (4)
Foreign currency swaps:            Foreign-denominated
                                   policyholder account balances (2)..         111                (117)                (6)
                                                                              ----               -----               ----
  Total...............................................................        $109               $(119)              $(10)
                                                                              ====               =====               ====
FOR THE YEAR ENDED DECEMBER 31, 2008..................................        $(87)              $  86               $ (1)
                                                                              ====               =====               ====
FOR THE YEAR ENDED DECEMBER 31, 2007..................................        $ 18               $ (20)              $ (2)
                                                                              ====               =====               ====



--------

   (1) Fixed rate liabilities

   (2) Fixed rate or floating rate liabilities

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; and (ii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments.

     For the years ended December 31, 2009, 2008 and 2007, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2009, 2008 and 2007, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or within two months of that date. As of December 31, 2009, the maximum length of time over which the Company is hedging its exposure to variability in future cash flows for forecasted transactions does not exceed one year. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2008 and 2007.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2009      2008      2007
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
Other comprehensive income (loss), balance at January 1,...  $ 20      $(13)     $ (9)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges......   (44)        9        39
Amounts reclassified to net investment gains (losses)......    23        24       (43)
                                                             ----      ----      ----
Other comprehensive income (loss), balance at December
  31,......................................................  $ (1)     $ 20      $(13)
                                                             ====      ====      ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2009, $4 million of deferred net losses on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings within the next 12 months.

     The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders' equity for the years ended December 31, 2009, 2008 and 2007:

                                                                           AMOUNT AND LOCATION
                                                                            OF GAINS (LOSSES)
                                                                            RECLASSIFIED FROM
                                               AMOUNT OF GAINS       ACCUMULATED OTHER COMPREHENSIVE
                                              (LOSSES) DEFERRED     INCOME (LOSS) INTO INCOME (LOSS)
                                             IN ACCUMULATED OTHER   --------------------------------
DERIVATIVES IN CASH FLOW                     COMPREHENSIVE INCOME            NET INVESTMENT
HEDGING RELATIONSHIPS                       (LOSS) ON DERIVATIVES            GAINS (LOSSES)
------------------------------------------  ---------------------   --------------------------------
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
  Foreign currency swaps..................           $(58)                        $(36)
  Interest rate forwards..................             17                           13
  Credit forwards.........................             (3)                          --
                                                     ----                         ----
     Total................................           $(44)                        $(23)
                                                     ====                         ====
FOR THE YEAR ENDED DECEMBER 31, 2008:
  Foreign currency swaps..................           $  9                         $(24)
                                                     ----                         ----
     Total................................           $  9                         $(24)
                                                     ====                         ====
FOR THE YEAR ENDED DECEMBER 31, 2007:
  Foreign currency swaps..................           $ 39                         $ 43
                                                     ----                         ----
     Total................................           $ 39                         $ 43
                                                     ====                         ====



  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, implied volatility swaps, caps and floors, and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options, interest rate futures and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) swap spreadlocks to economically hedge invested assets against the risk of changes in credit spreads; (vi) credit default swaps to synthetically create investments; (vii) interest rate forwards to buy and sell securities to economically hedge its exposure to interest rates; (viii) basis swaps to better match the cash flows of assets and related liabilities; (ix) inflation swaps to reduce risk generated from inflation-indexed liabilities; and (x) equity options to economically hedge certain invested assets against adverse changes in equity indices.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the amount and location of gains (losses) recognized in income for derivatives that are not designated or qualifying as hedging instruments:

                                                                   NET            NET
                                                               INVESTMENT     INVESTMENT
                                                             GAINS (LOSSES)   INCOME (1)
                                                             --------------   ----------
                                                                    (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps........................................       $(149)         $  --
Interest rate floors.......................................        (265)            --
Interest rate caps.........................................           4             --
Interest rate futures......................................         (37)            --
Equity futures.............................................         (71)            --
Foreign currency swaps.....................................          (3)            --
Foreign currency forwards..................................          (4)            --
Equity options.............................................        (121)            (1)
Variance swaps.............................................         (40)            --
Credit default swaps.......................................         (50)            --
                                                                  -----          -----
  Total....................................................       $(736)           $(1)
                                                                  =====          =====
FOR THE YEAR ENDED DECEMBER 31, 2008.......................       $ 514            $--
                                                                  =====          =====
FOR THE YEAR ENDED DECEMBER 31, 2007.......................       $ 112            $--
                                                                  =====          =====



--------

   (1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

  CREDIT DERIVATIVES

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $477 million and $277 million at December 31, 2009 and 2008, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2009, the Company would have received $8 million to terminate all of these contracts, and at December 31, 2008, the Company would have paid $3 million to terminate all of these contracts.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2009 and 2008:

                                                                          DECEMBER 31,
                                  --------------------------------------------------------------------------------------------
                                                       2009                                           2008
                                  ---------------------------------------------  ---------------------------------------------
                                                       MAXIMUM                                        MAXIMUM
                                     ESTIMATED         AMOUNT                       ESTIMATED        AMOUNT OF
                                        FAIR          OF FUTURE      WEIGHTED          FAIR           FUTURE        WEIGHTED
RATING AGENCY DESIGNATION OF      VALUE OF CREDIT  PAYMENTS UNDER     AVERAGE    VALUE OF CREDIT  PAYMENTS UNDER     AVERAGE
REFERENCED                            DEFAULT      CREDIT DEFAULT    YEARS TO        DEFAULT      CREDIT DEFAULT    YEARS TO
CREDIT OBLIGATIONS (1)                 SWAPS          SWAPS (2)    MATURITY (3)       SWAPS          SWAPS (2)    MATURITY (3)
--------------------------------  ---------------  --------------  ------------  ---------------  --------------  ------------
                                                                          (IN MILLIONS)
AAA/AA/A
Single name credit default swaps
  (corporate)...................        $ 1             $ 25            4.0           $  --            $ 25            5.0
Credit default swaps referencing
  indices.......................          7              437            3.5              (2)            222            4.0
                                        ---             ----                          -----            ----
Subtotal........................          8              462            3.5              (2)            247            4.1
                                        ---             ----                          -----            ----
BAA
Single name credit default swaps
  (corporate)...................         --                5            4.0              --              10            5.0
Credit default swaps referencing
  indices.......................         --               10            5.0              --              --             --
                                        ---             ----                          -----            ----
Subtotal........................         --               15            4.7              --              10            5.0
                                        ---             ----                          -----            ----
BA
Single name credit default swaps
  (corporate)...................         --               --             --              (1)             20            0.7
Credit default swaps referencing
  indices.......................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
Subtotal........................         --               --             --              (1)             20            0.7
                                        ---             ----                          -----            ----
B
Single name credit default swaps
  (corporate)...................         --               --             --              --              --             --
Credit default swaps referencing
  indices.......................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
Subtotal........................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
CAA AND LOWER
Single name credit default swaps
  (corporate)...................         --               --             --              --              --             --
Credit default swaps referencing
  indices.......................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
Subtotal........................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
IN OR NEAR DEFAULT
Single name credit default swaps
  (corporate)...................         --               --             --              --              --             --
Credit default swaps referencing
  indices.......................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
Subtotal........................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
Total...........................        $ 8             $477            3.5             $(3)           $277            3.9
                                        ===             ====                          =====            ====



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service, S&P and Fitch Ratings. If no rating is available from a rating agency, then the MetLife rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

  CREDIT RISK ON FREESTANDING DERIVATIVES

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2009 and 2008, the Company was obligated to return cash collateral under its control of $945 million and $1,464 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2009 and 2008, the Company had also accepted collateral consisting of various securities with a fair market value of $88 million and $215 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but at December 31, 2009, none of the collateral had been sold or repledged.

     The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

     The following table presents the estimated fair value of the Company's over-the-counter derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

        ESTIMATED                 ESTIMATED
    FAIR VALUE (1) OF           FAIR VALUE OF
   DERIVATIVES IN NET            COLLATERAL
   LIABILITY POSITION             PROVIDED                   FAIR VALUE OF INCREMENTAL COLLATERAL
    DECEMBER 31, 2009         DECEMBER 31, 2009                         PROVIDED UPON:
------------------------  ------------------------   ---------------------------------------------------
                                                                                    DOWNGRADE IN THE
                                                                                 COMPANY'S CREDIT RATING
                                                             ONE NOTCH          TO A LEVEL THAT TRIGGERS
                                                             DOWNGRADE               FULL OVERNIGHT
                                                              IN THE              COLLATERALIZATION OR
                                                             COMPANY'S                 TERMINATION
                               FIXED MATURITY                 CREDIT                OF THE DERIVATIVE
                               SECURITIES (2)                 RATING                    POSITION
                          ------------------------   ------------------------   ------------------------
                                              (IN MILLIONS)
           $42                      $ --                        $8                         $42

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) After taking into consideration the existence of netting agreements.

   (2) Included in fixed maturity securities in the consolidated balance sheets. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2009, the Company did not provide any cash collateral.

     Without considering the effect of netting agreements, the estimated fair value of the Company's over-the-counter derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2009 was $99 million. At December 31, 2009, the Company did not provide any securities collateral in connection with these derivatives. In the unlikely event that both: (i) the Company's credit rating is downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and
(ii) the Company's netting agreements are deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2009 would be $99 million. This amount does not consider gross derivative assets of $57 million for which the Company has the contractual right of offset.

     At December 31, 2008, the Company provided securities collateral for various arrangements in connection with derivative instruments of $7 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

     The Company also has exchange-traded futures, which require the pledging of collateral. At December 31, 2009, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2008, the Company pledged securities collateral for exchange-traded futures of $26 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2009 and 2008, the Company provided cash collateral for exchange-traded futures of $18 million and $33 million, respectively, which is included in premiums and other receivables.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated reinsurance contracts of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; and ceded reinsurance written on a funds withheld basis.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                    DECEMBER 31,
                                                                   -------------
                                                                   2009    2008
                                                                   ----   ------
                                                                   (IN MILLIONS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits..............................  $724   $2,062
  Call options in equity securities..............................    (5)     (36)
                                                                   ----   ------
     Net embedded derivatives within asset host contracts........  $719   $2,026
                                                                   ====   ======
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.............................  $290   $1,432
  Other..........................................................   (11)     (27)
                                                                   ----   ------
     Net embedded derivatives within liability host contracts....  $279   $1,405
                                                                   ====   ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents changes in estimated fair value related to embedded derivatives:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                               2009   2008   2007
                                                              -----   ----   ----
                                                                 (IN MILLIONS)
Net investment gains (losses) (1), (2)......................  $(314)  $436   $116


--------

   (1) Effective January 1, 2008, the valuation of the Company's guaranteed minimum benefits includes an adjustment for the Company's own credit. Included in net investment gains (losses) for the years ended December 31, 2009 and 2008 were gains (losses) of ($567) million and $738 million, respectively, in connection with this adjustment.

   (2) See Note 8 for discussion of affiliated net investment gains (losses) included in the table above.

4.  FAIR VALUE

     Effective January 1, 2008, the Company prospectively adopted the provisions of fair value measurement guidance. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Amounts related to the Company's financial instruments are as follows:

                                                                                ESTIMATED
                                                          NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2009                                          AMOUNT      VALUE      VALUE
--------------------------------------------------------  --------   --------   ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities...............................              $41,275    $41,275
Equity securities.......................................              $   459    $   459
Trading securities......................................              $   938    $   938
Mortgage loans..........................................              $ 4,748    $ 4,345
Policy loans............................................              $ 1,189    $ 1,243
Real estate joint ventures (1)..........................              $    64    $    62
Other limited partnership interests (1).................              $   128    $   151
Short-term investments..................................              $ 1,775    $ 1,775
Other invested assets (2)...............................   $16,580    $ 1,470    $ 1,470
Cash and cash equivalents...............................              $ 2,574    $ 2,574
Accrued investment income...............................              $   516    $   516
Premiums and other receivables (1)......................              $ 4,582    $ 4,032
Separate account assets.................................              $49,449    $49,449
Net embedded derivatives within asset host contracts
  (3)...................................................              $   724    $   724
LIABILITIES
Policyholder account balances (1).......................              $24,591    $24,233
Payables for collateral under securities loaned and
  other transactions....................................              $ 7,169    $ 7,169
Long-term debt -- affiliated............................              $   950    $ 1,003
Other liabilities: (1)
  Derivative liabilities................................   $ 7,255    $   347    $   347
  Other.................................................              $   188    $   188
Separate account liabilities (1)........................              $ 1,367    $ 1,367
Net embedded derivatives within liability host contracts
  (3)...................................................              $   279    $   279
COMMITMENTS (4)
Mortgage loan commitments...............................   $   131    $    --    $    (5)
Commitments to fund bank credit facilities and private
  corporate bond investments............................   $   445    $    --    $   (29)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                                ESTIMATED
                                                          NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2008                                          AMOUNT      VALUE      VALUE
--------------------------------------------------------  --------   --------   ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities...............................              $34,846    $34,846
Equity securities.......................................              $   474    $   474
Trading securities......................................              $   232    $   232
Mortgage loans..........................................              $ 4,447    $ 4,252
Policy loans............................................              $ 1,192    $ 1,296
Real estate joint ventures (1)..........................              $    92    $   103
Other limited partnership interests (1).................              $   189    $   247
Short-term investments..................................              $ 3,127    $ 3,127
Other invested assets (2)...............................   $21,395    $ 2,258    $ 2,258
Cash and cash equivalents...............................              $ 5,656    $ 5,656
Accrued investment income...............................              $   487    $   487
Premiums and other receivables (1)......................              $ 3,171    $ 2,700
Separate account assets.................................              $35,892    $35,892
Net embedded derivatives within asset host contracts
  (3)...................................................              $ 2,062    $ 2,062
LIABILITIES
Policyholder account balances (1).......................              $26,316    $23,937
Payables for collateral under securities loaned and
  other transactions....................................              $ 7,871    $ 7,871
Short-term debt.........................................              $   300    $   300
Long-term debt -- affiliated............................              $   950    $   671
Other liabilities: (1)
  Derivative liabilities................................   $ 9,310    $   607    $   607
  Other.................................................              $   158    $   158
Separate account liabilities (1)........................              $ 1,181    $ 1,181
Net embedded derivatives within liability host contracts
  (3)...................................................              $ 1,405    $ 1,405
COMMITMENTS (4)
Mortgage loan commitments...............................   $   231    $    --    $   (15)
Commitments to fund bank credit facilities and private
  corporate bond investments............................   $   332    $    --    $  (101)


--------

   (1) Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

   (2) Other invested assets is comprised of freestanding derivatives with positive estimated fair values.

   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. At December 31, 2009 and 2008, equity securities also included embedded derivatives of ($5) million and ($36) million, respectively.

   (4) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities, Equity Securities and Trading Securities -- When available, the estimated fair value of the Company's fixed maturity, equity and trading securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are assumed to be consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage Loans -- The Company originates mortgage loans principally for investment purposes. These loans are primarily carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Real Estate Joint Ventures and Other Limited Partnership Interests -- Real estate joint ventures and other limited partnership interests included in the preceding tables consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheets represents investments in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


real estate or real estate joint ventures and other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for other limited partnership interests and real estate joint ventures accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at estimated fair value in the consolidated balance sheets in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Other Invested Assets -- Other invested assets in the consolidated balance sheets are principally comprised of freestanding derivatives with positive estimated fair values, investments in tax credit partnerships and joint ventures. Investments in tax credit partnerships and joint venture investments, which are accounted for under the equity method or under the effective yield method, are not financial instruments subject to fair value disclosure. Accordingly, they have been excluded from the preceding table.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the section labeled "Derivatives" which follows.

     Cash and Cash Equivalents -- Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the consolidated balance sheets are principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions, amounts receivable for securities sold but not yet settled, fees and general operating receivables and embedded derivatives related to the ceded reinsurance of certain variable annuity guarantees.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance contracts, which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting, have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

     Embedded derivatives recognized in connection with ceded reinsurance of certain variable annuity guarantees are included in this caption in the consolidated financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the section labeled "Embedded Derivatives within Asset and Liability Host Contracts" which follows.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets are based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, other limited partnership interests, short-term investments and cash and cash equivalents. The estimated fair value of mutual funds is based upon quoted prices or reported NAVs provided by the fund manager. Accounting guidance effective for December 31, 2009 clarified how investments that use NAV as a practical expedient for their fair value measurement are classified in the fair value hierarchy. As a result, the Company has included certain mutual funds in the amount of $48.9 billion in Level 2 of the fair value hierarchy which were previously included in Level 1. The estimated fair values of fixed maturity securities, equity securities, short-term investments and cash and cash equivalents held by separate accounts are determined on a basis consistent with the methodologies described herein for similar financial instruments held within the general account. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

     Policyholder Account Balances -- Policyholder account balances in the tables above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the tables above as they are separately presented therein. The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities, and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit which is determined using publicly available information relating to the Company's debt, as well as its claims paying ability.

     Short-term and Affiliated Long-term Debt -- The estimated fair value for short-term debt approximates carrying value due to the short-term nature of these obligations. The estimated fair value of affiliated long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar terms, remaining maturities and reflecting the credit risk of the Company including inputs, when available, from actively traded debt of other companies with similar types of borrowing arrangements.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in its own credit are necessary.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Other Liabilities -- Other liabilities in the consolidated balance sheets are principally comprised of freestanding derivatives with negative estimated fair values; taxes payable; obligations for employee-related benefits; interest due on the Company's debt obligations; amounts due for securities purchased but not yet settled; funds withheld under ceded reinsurance contracts and, when applicable, their associated embedded derivatives; and general operating accruals and payables.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- and embedded derivatives within asset and liability host contracts are described in the sections labeled "Derivatives" and "Embedded Derivatives within Asset and Liability Host Contracts" which follow.

     The remaining other amounts included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable; amounts due for securities purchased but not yet settled; and funds withheld under reinsurance contracts recognized using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

     Separate Account Liabilities -- Separate account liabilities included in the table above represent those balances due to policyholders under contracts that are classified as investment contracts. The difference between the separate account liabilities reflected above and the amounts presented in the consolidated balance sheets represents those contracts classified as insurance contracts which do not satisfy the criteria of financial instruments for which estimated fair value is to be disclosed.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

     Separate account liabilities, whether related to investment or insurance contracts, are recognized in the consolidated balance sheets at an equivalent summary total of the separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized capital gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described above, the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and are assumed to be consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread over the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     Embedded Derivatives within Asset and Liability Host Contracts -- Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded in the financial statements at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit guarantees. GMWB, GMAB and certain GMIB are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net investment gains (losses). These embedded derivatives are classified within policyholder account balances. The fair value for these guarantees are estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these guarantees includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt, as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraph to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIB guarantees that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company. Because the direct guarantee is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct guarantee.

     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in "Fixed Maturity Securities, Equity Securities and Trading Securities" and "Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities with changes in estimated fair value recorded in net investment gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments -- The estimated fair values for mortgage loan commitments and commitments to fund bank credit facilities and private corporate bond investments reflected in the above table represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the original commitments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                                 DECEMBER 31, 2009
                                          --------------------------------------------------------------
                                            FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                          ---------------------------------------------------
                                           QUOTED PRICES IN
                                          ACTIVE MARKETS FOR                      SIGNIFICANT    TOTAL
                                           IDENTICAL ASSETS   SIGNIFICANT OTHER  UNOBSERVABLE  ESTIMATED
                                            AND LIABILITIES   OBSERVABLE INPUTS     INPUTS        FAIR
                                               (LEVEL 1)          (LEVEL 2)        (LEVEL 3)     VALUE
                                          ------------------  -----------------  ------------  ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.............        $   --             $13,793          $1,605      $15,398
  Foreign corporate securities..........            --               6,344             994        7,338
  U.S. Treasury and agency securities...         3,972               2,252              33        6,257
  RMBS..................................            --               5,827              25        5,852
  CMBS..................................            --               2,572              45        2,617
  ABS...................................            --               1,452             537        1,989
  State and political subdivision
     securities.........................            --               1,147              32        1,179
  Foreign government securities.........            --                 629              16          645
                                                ------             -------          ------      -------
     Total fixed maturity securities....         3,972              34,016           3,287       41,275
                                                ------             -------          ------      -------
Equity securities:
  Non-redeemable preferred stock........            --                  48             258          306
  Common stock..........................            72                  70              11          153
                                                ------             -------          ------      -------
     Total equity securities............            72                 118             269          459
                                                ------             -------          ------      -------
Trading securities......................           931                   7              --          938
Short-term investments (1)..............         1,057                 703               8        1,768
Derivative assets (2)...................             3               1,410              57        1,470
Net embedded derivatives within asset
  host contracts (3)....................            --                  --             724          724
Separate account assets (4).............            69              49,227             153       49,449
                                                ------             -------          ------      -------
  Total assets..........................        $6,104             $85,481          $4,498      $96,083
                                                ======             =======          ======      =======
LIABILITIES
Derivative liabilities (2)..............        $    1             $   336          $   10      $   347
Net embedded derivatives within
  liability host contracts (3)..........            --                  --             279          279
                                                ------             -------          ------      -------
  Total liabilities.....................        $    1             $   336          $  289      $   626
                                                ======             =======          ======      =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                 DECEMBER 31, 2008
                                          --------------------------------------------------------------
                                            FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                          ---------------------------------------------------
                                           QUOTED PRICES IN
                                          ACTIVE MARKETS FOR                      SIGNIFICANT    TOTAL
                                           IDENTICAL ASSETS   SIGNIFICANT OTHER  UNOBSERVABLE  ESTIMATED
                                            AND LIABILITIES   OBSERVABLE INPUTS     INPUTS        FAIR
                                               (LEVEL 1)          (LEVEL 2)        (LEVEL 3)     VALUE
                                          ------------------  -----------------  ------------  ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.............        $    --            $11,830          $1,401      $13,231
  Foreign corporate securities..........             --              4,136             926        5,062
  U.S. Treasury and agency securities...          2,107              2,190              36        4,333
  RMBS..................................             --              7,031              62        7,093
  CMBS..................................             --              2,158             116        2,274
  ABS...................................             --              1,169             558        1,727
  State and political subdivision
     securities.........................             --                633              24          657
  Foreign government securities.........             --                459              10          469
                                                -------            -------          ------      -------
     Total fixed maturity securities....          2,107             29,606           3,133       34,846
                                                -------            -------          ------      -------
Equity securities:
  Non-redeemable preferred stock........             --                 38             318          356
  Common stock..........................             40                 70               8          118
                                                -------            -------          ------      -------
     Total equity securities............             40                108             326          474
                                                -------            -------          ------      -------
Trading securities......................            176                  6              50          232
Short-term investments (1)..............          1,171              1,952              --        3,123
Derivative assets (2)...................              4              1,928             326        2,258
Net embedded derivatives within asset
  host contracts (3)....................             --                 --           2,062        2,062
Separate account assets (4).............         35,567                166             159       35,892
                                                -------            -------          ------      -------
  Total assets..........................        $39,065            $33,766          $6,056      $78,887
                                                =======            =======          ======      =======
LIABILITIES
Derivative liabilities (2)..............        $    16            $   574          $   17      $   607
Net embedded derivatives within
  liability host contracts (3)..........             --                 --           1,405        1,405
                                                -------            -------          ------      -------
  Total liabilities.....................        $    16            $   574          $1,422      $ 2,012
                                                =======            =======          ======      =======



--------

   (1) Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value (e.g. time deposits, etc.).

   (2) Derivative assets are presented within other invested assets and derivative liabilities are presented within other liabilities. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the following tables.

   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. At December 31, 2009 and 2008, equity securities also included embedded derivatives of ($5) million and ($36) million, respectively.

   (4) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities; exchange-traded common stock; trading securities and certain short-term money market securities. As it relates to derivatives, this level includes exchange-traded equity and interest rate futures. Separate account assets classified within this level are similar in nature to those classified in this level for the general account.

     Level 2 This category includes fixed maturity and equity securities priced principally by independent pricing services using observable inputs. Fixed maturity securities classified as Level 2 include most U.S. Treasury and agency securities, as well as the majority of U.S. and foreign corporate securities, RMBS, CMBS, state and political subdivision securities, foreign government securities, and ABS. Equity securities classified as Level 2 securities consist principally of common stock and non-redeemable preferred stock where market quotes are available but are not considered actively traded. Short-term investments and trading securities included within Level 2 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives, this level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded futures included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. Separate account assets classified within this level are generally similar to those classified within this level for the general account, with the exception of certain mutual funds without readily determinable fair values given prices are not published publicly.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level primarily consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies including: U.S. and foreign corporate securities -- including below investment grade private placements; CMBS; and ABS -- including all of those supported by sub-prime mortgage loans. Equity securities classified as Level 3 securities consist principally of non-redeemable preferred stock and common stock of companies that are privately held or of companies for which there has been very limited trading activity or where less price transparency exists around the inputs to the valuation. Short-term investments and trading securities included within Level 3 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives, this category includes: swap spreadlocks with maturities which extend beyond observable periods; equity variance swaps with unobservable volatility inputs or that are priced via independent broker quotations; foreign currency swaps priced through independent broker quotations; interest rate swaps with maturities which extend beyond the observable portion of the yield curve; credit default swaps based upon baskets of credits having unobservable credit correlations; equity options with unobservable volatility inputs; implied volatility swaps with unobservable volatility inputs; credit forwards having unobservable repurchase rates and interest rate caps referencing unobservable yield curves and/or which include liquidity and volatility adjustments. Separate account assets classified within this level are generally similar to those classified within this level for the general account; however, they also include other limited partnership interests. Embedded derivatives classified within this level include embedded derivatives associated with certain variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for the years ended December 31, 2009 and 2008 is as follows:

                                        FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) (1)
                               --------------------------------------------------------------------------------------------
                                                                               TOTAL REALIZED/UNREALIZED
                                                                              GAINS (LOSSES) INCLUDED IN:
                                                                            ------------------------------     PURCHASES,
                                                                                                 OTHER           SALES,
                                    BALANCE,        IMPACT OF    BALANCE,                    COMPREHENSIVE   ISSUANCES AND
                               DECEMBER 31, 2007  ADOPTION (2)  JANUARY 1,  EARNINGS (3, 4)  INCOME (LOSS)  SETTLEMENTS (5)
                               -----------------  ------------  ----------  ---------------  -------------  ---------------
                                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER
  31, 2009:
Fixed maturity securities:
  U.S. corporate securities..                                     $1,401         $(114)         $   192          $(172)
  Foreign corporate
     securities..............                                        926           (95)             334            (47)
  U.S. Treasury and agency
     securities..............                                         36            --               (1)            (2)
  RMBS.......................                                         62            (4)               5             (9)
  CMBS.......................                                        116           (42)              50             (7)
  ABS........................                                        558           (51)             171           (138)
  State and political
     subdivision securities..                                         24            --                6              2
  Foreign government
     securities..............                                         10            --                1             (1)
                                                                  ------         -----          -------          -----
     Total fixed maturity
       securities............                                     $3,133         $(306)         $   758          $(374)
                                                                  ======         =====          =======          =====
Equity securities:
  Non-redeemable preferred
     stock...................                                     $  318         $(101)         $   113          $ (66)
  Common stock...............                                          8            --               (1)             4
                                                                  ------         -----          -------          -----
     Total equity
       securities............                                     $  326         $(101)         $   112          $ (62)
                                                                  ======         =====          =======          =====
Trading securities...........                                     $   50         $  --          $    --          $ (50)
Short-term investments.......                                     $   --         $  --          $    --          $   8
Net derivatives (7)..........                                     $  309         $ (40)         $    (3)         $ (15)
Separate account assets (8)..                                     $  159         $  (7)         $    --          $   1
Net embedded derivatives
  (9)........................                                     $  657         $(328)         $    --          $ 116

FOR THE YEAR ENDED DECEMBER
  31, 2008:
Fixed maturity securities:
  U.S. corporate securities..        $1,645           $  --       $1,645         $(167)         $  (313)         $ 101
  Foreign corporate
     securities..............         1,355              --        1,355           (12)            (504)          (110)
  U.S. Treasury and agency
     securities..............            19              --           19            --               --             34
  RMBS.......................           323              --          323             2              (46)          (156)
  CMBS.......................           258              --          258           (66)             (76)            --
  ABS........................           925              --          925           (20)            (254)           (84)
  State and political
     subdivision securities..            44              --           44            (1)             (19)            --
  Foreign government
     securities..............            33              --           33             1               (2)           (17)
                                     ------           -----       ------         -----          -------          -----
     Total fixed maturity
       securities............        $4,602             $--       $4,602         $(263)         $(1,214)         $(232)
                                     ======           =====       ======         =====          =======          =====
Equity securities:
  Non-redeemable preferred
     stock...................        $  521             $--       $  521         $ (44)         $  (109)         $ (50)
  Common stock...............            35              --           35            (4)              (1)           (22)
                                     ------           -----       ------         -----          -------          -----
     Total equity
       securities............        $  556             $--       $  556         $ (48)         $  (110)         $ (72)
                                     ======           =====       ======         =====          =======          =====
Trading securities...........        $   --             $--       $   --         $  --          $    --          $  50
Net derivatives (7)..........        $  108             $--       $  108         $ 266          $    --          $ (65)
Separate account assets (8)..        $  183             $--       $  183         $ (22)         $    --          $  --
Net embedded derivatives
  (9)........................        $  125             $92       $  217         $ 366          $    --          $  74
                                  FAIR VALUE MEASUREMENTS
                                     USING SIGNIFICANT
                                UNOBSERVABLE INPUTS (LEVEL
                                          3) (1)
                               ----------------------------
                                 TRANSFER IN
                                 AND/OR OUT      BALANCE,
                               OF LEVEL 3 (6)  DECEMBER 31,
                               --------------  ------------
FOR THE YEAR ENDED DECEMBER
  31, 2009:
Fixed maturity securities:
  U.S. corporate securities..       $ 298         $1,605
  Foreign corporate
     securities..............        (124)           994
  U.S. Treasury and agency
     securities..............          --             33
  RMBS.......................         (29)            25
  CMBS.......................         (72)            45
  ABS........................          (3)           537
  State and political
     subdivision securities..          --             32
  Foreign government
     securities..............           6             16
                                    -----         ------
     Total fixed maturity
       securities............       $  76         $3,287
                                    =====         ======
Equity securities:
  Non-redeemable preferred
     stock...................       $  (6)        $  258
  Common stock...............          --             11
                                    -----         ------
     Total equity
       securities............       $  (6)        $  269
                                    =====         ======
Trading securities...........       $  --         $   --
Short-term investments.......       $  --         $    8
Net derivatives (7)..........       $(204)        $   47
Separate account assets (8)..       $  --         $  153
Net embedded derivatives
  (9)........................       $  --         $  445

FOR THE YEAR ENDED DECEMBER
  31, 2008:
Fixed maturity securities:
  U.S. corporate securities..       $ 135         $1,401
  Foreign corporate
     securities..............         197            926
  U.S. Treasury and agency
     securities..............         (17)            36
  RMBS.......................         (61)            62
  CMBS.......................          --            116
  ABS........................          (9)           558
  State and political
     subdivision securities..          --             24
  Foreign government
     securities..............          (5)            10
                                    -----         ------
     Total fixed maturity
       securities............       $ 240         $3,133
                                    =====         ======
Equity securities:
  Non-redeemable preferred
     stock...................       $  --         $  318
  Common stock...............          --              8
                                    -----         ------
     Total equity
       securities............       $  --         $  326
                                    =====         ======
Trading securities...........       $  --         $   50
Net derivatives (7)..........       $  --         $  309
Separate account assets (8)..       $  (2)        $  159
Net embedded derivatives
  (9)........................       $  --         $  657


--------

   (1) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

   (2) Impact of adoption of fair value measurement guidance represents the amount recognized in earnings as a change in estimate associated with Level 3 financial instruments held at January 1, 2008. Such amount was offset by a reduction to DAC of $30 million resulting in a net impact of $62 million. This net impact of

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       $62 million along with a $3 million reduction in the estimated fair value of Level 2 freestanding derivatives resulted in a total net impact of adoption of $59 million.

   (3) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments charged to earnings are included within net investment gains (losses) which are reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains (losses).

   (4) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (5) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (6) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in and/or out of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (7) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

   (8) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

   (9) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

     The tables below summarize both realized and unrealized gains and losses for the years ended December 31, 2009 and 2008 due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                              TOTAL GAINS AND LOSSES
                                                     ----------------------------------------
                                                       CLASSIFICATION OF REALIZED/UNREALIZED
                                                                       GAINS
                                                           (LOSSES) INCLUDED IN EARNINGS
                                                     ----------------------------------------
                                                                          NET
                                                         NET           INVESTMENT
                                                     INVESTMENT          GAINS
                                                       INCOME           (LOSSES)        TOTAL
                                                     ----------      -------------      -----
                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
  U.S. corporate securities........................       $ 3            $(117)         $(114)
  Foreign corporate securities.....................        (1)             (94)           (95)
  RMBS.............................................        --               (4)            (4)
  CMBS.............................................         1              (43)           (42)
  ABS..............................................        --              (51)           (51)
                                                        -----            -----          -----
     Total fixed maturity securities...............       $ 3            $(309)         $(306)
                                                        =====            =====          =====
Equity securities:
  Non-redeemable preferred stock...................     $  --            $(101)         $(101)
                                                        -----            -----          -----
     Total equity securities.......................       $--            $(101)         $(101)
                                                        =====            =====          =====
Net derivatives....................................       $--            $ (40)         $ (40)
Net embedded derivatives...........................       $--            $(328)         $(328)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                              TOTAL GAINS AND LOSSES
                                                     ----------------------------------------
                                                       CLASSIFICATION OF REALIZED/UNREALIZED
                                                                       GAINS
                                                           (LOSSES) INCLUDED IN EARNINGS
                                                     ----------------------------------------
                                                                          NET
                                                         NET           INVESTMENT
                                                     INVESTMENT          GAINS
                                                       INCOME           (LOSSES)        TOTAL
                                                     ----------      -------------      -----
                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities:
  U.S. corporate securities........................       $ 5            $(172)         $(167)
  Foreign corporate securities.....................        (3)              (9)           (12)
  RMBS.............................................        --                2              2
  CMBS.............................................         4              (70)           (66)
  ABS..............................................        --              (20)           (20)
  State and political subdivision securities.......        (1)              --             (1)
  Foreign government securities....................         1               --              1
                                                        -----            -----          -----
     Total fixed maturity securities...............       $ 6            $(269)         $(263)
                                                        =====            =====          =====
Equity securities:
  Non-redeemable preferred stock...................     $  --            $ (44)         $ (44)
  Common stock.....................................        --               (4)            (4)
                                                        -----            -----          -----
     Total equity securities.......................       $--            $ (48)         $ (48)
                                                        =====            =====          =====
Net derivatives....................................       $--            $ 266          $ 266
Net embedded derivatives...........................       $--            $ 366          $ 366

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The tables below summarize the portion of unrealized gains and losses recorded in earnings for the years ended December 31, 2009 and 2008 for Level 3 assets and liabilities that were still held at December 31, 2009 and 2008, respectively.

                                                       CHANGES IN UNREALIZED GAINS (LOSSES)
                                                      RELATING TO ASSETS AND LIABILITIES HELD
                                                                        AT
                                                                 DECEMBER 31, 2009
                                                     ----------------------------------------
                                                                          NET
                                                         NET           INVESTMENT
                                                     INVESTMENT          GAINS
                                                       INCOME           (LOSSES)        TOTAL
                                                     ----------      -------------      -----
                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
  U.S. corporate securities........................     $  6             $(105)         $ (99)
  Foreign corporate securities.....................       (1)              (43)           (44)
  CMBS.............................................        1               (56)           (55)
  ABS..............................................       --               (21)           (21)
                                                        ----             -----          -----
     Total fixed maturity securities...............      $ 6             $(225)         $(219)
                                                        ====             =====          =====
Equity securities:
  Non-redeemable preferred stock...................     $ --             $ (38)         $ (38)
                                                        ----             -----          -----
     Total equity securities.......................      $--             $ (38)         $ (38)
                                                        ====             =====          =====
Net derivatives....................................      $--             $ (33)         $ (33)
Net embedded derivatives...........................      $--             $(332)         $(332)



                                                       CHANGES IN UNREALIZED GAINS (LOSSES)
                                                        RELATING TO ASSETS AND LIABILITIES
                                                                     HELD AT
                                                                DECEMBER 31, 2008
                                                      -------------------------------------
                                                                          NET
                                                          NET         INVESTMENT
                                                      INVESTMENT         GAINS
                                                        INCOME         (LOSSES)       TOTAL
                                                      ----------      ----------      -----
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities:
  U.S. corporate securities.........................       $ 4          $ (139)       $(135)
  Foreign corporate securities......................        (3)             (6)          (9)
  CMBS..............................................         4             (69)         (65)
  ABS...............................................        --             (16)         (16)
  Foreign government securities.....................         1              --            1
                                                         -----          ------        -----
     Total fixed maturity securities................       $ 6           $(230)       $(224)
                                                         =====          ======        =====
Equity securities:
  Non-redeemable preferred stock....................       $--           $ (29)       $ (29)
                                                         -----          ------        -----
     Total equity securities........................     $  --           $ (29)       $ (29)
                                                         =====          ======        =====
Net derivatives.....................................       $--           $ 233        $ 233
Net embedded derivatives............................       $--           $ 353        $ 353

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NON-RECURRING FAIR VALUE MEASUREMENTS

     Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables above. The amounts below relate to certain investments measured at estimated fair value during the period and still held as of the reporting dates.

                                                       FOR THE YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------
                                                2009                                      2008
                              ---------------------------------------   ---------------------------------------
                                                ESTIMATED                                 ESTIMATED
                                 CARRYING          FAIR                    CARRYING          FAIR
                              VALUE PRIOR TO   VALUE AFTER     GAINS    VALUE PRIOR TO   VALUE AFTER     GAINS
                                IMPAIRMENT      IMPAIRMENT   (LOSSES)     IMPAIRMENT      IMPAIRMENT   (LOSSES)
                              --------------   -----------   --------   --------------   -----------   --------
                                                                (IN MILLIONS)
Mortgage loans (1)..........       $ --            $ --        $ --           $24            $ --        $(24)
Other limited partnership
  interests (2).............       $110             $44        $(66)          $11             $ 6        $ (5)
Real estate joint ventures
  (3).......................       $ 90             $48        $(42)         $ --             $--        $ --


--------

   (1) Mortgage Loans -- The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized. Estimated fair values for impaired mortgage loans are based on observable market prices or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows. Impairments to estimated fair value represent non-recurring fair value measurements that have been categorized as Level 3 due to the lack of price transparency inherent in the limited markets for such mortgage loans.

   (2) Other Limited Partnership Interests -- The impaired investments presented above were accounted for using the cost basis. Impairments on these cost basis investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several private equity and debt funds that typically invest primarily in a diversified pool of investments across certain investment strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; below investment grade debt and mezzanine debt funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds, and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $32 million as of December 31, 2009.

   (3) Real Estate Joint Ventures -- The impaired investments presented above were accounted for using the cost basis. Impairments on these cost basis investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several real estate funds that typically invest primarily in commercial real estate. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds, and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $40 million as of December 31, 2009.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                              DAC     VOBA     TOTAL
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Balance at January 1, 2007................................  $1,991   $3,120   $5,111
  Effect of adoption of new accounting principle..........      (7)    (125)    (132)
  Capitalizations.........................................     682       --      682
                                                            ------   ------   ------
     Subtotal.............................................   2,666    2,995    5,661
                                                            ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)........................      44      (16)      28
     Other expenses.......................................     388      324      712
                                                            ------   ------   ------
       Total amortization.................................     432      308      740
                                                            ------   ------   ------
  Less: Unrealized investment gains (losses)..............     (18)      (9)     (27)
                                                            ------   ------   ------
Balance at December 31, 2007..............................   2,252    2,696    4,948
  Capitalizations.........................................     835       --      835
                                                            ------   ------   ------
     Subtotal.............................................   3,087    2,696    5,783
                                                            ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)........................     190       35      225
     Other expenses.......................................     504      434      938
                                                            ------   ------   ------
       Total amortization.................................     694      469    1,163
                                                            ------   ------   ------
  Less: Unrealized investment gains (losses)..............    (389)    (434)    (823)
  Less: Other.............................................       3       --        3
                                                            ------   ------   ------
Balance at December 31, 2008..............................   2,779    2,661    5,440
  Capitalizations.........................................     851       --      851
                                                            ------   ------   ------
     Subtotal.............................................   3,630    2,661    6,291
                                                            ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)........................    (225)     (86)    (311)
     Other expenses.......................................     408      197      605
                                                            ------   ------   ------
       Total amortization.................................     183      111      294
                                                            ------   ------   ------
  Less: Unrealized investment gains (losses)..............     322      433      755
  Less: Other.............................................      (2)      --       (2)
                                                            ------   ------   ------
Balance at December 31, 2009..............................  $3,127   $2,117   $5,244
                                                            ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $319 million in 2010, $282 million in 2011, $244 million in 2012, $200 million in 2013, and $163 million in 2014.

     Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding DAC and VOBA by segment and reporting unit is as follows:

                                               DAC               VOBA             TOTAL
                                         ---------------   ---------------   ---------------
                                                             DECEMBER 31,
                                         ---------------------------------------------------
                                          2009     2008     2009     2008     2009     2008
                                         ------   ------   ------   ------   ------   ------
                                                            (IN MILLIONS)
Retirement Products....................  $1,785   $1,416   $1,275   $1,755   $3,060   $3,171
Corporate Benefit Funding..............       6        5        1        3        7        8
Insurance Products.....................   1,292    1,351      841      903    2,133    2,254
Corporate & Other......................      44        7       --       --       44        7
                                         ------   ------   ------   ------   ------   ------
  Total................................  $3,127   $2,779   $2,117   $2,661   $5,244   $5,440
                                         ======   ======   ======   ======   ======   ======



6.  GOODWILL

     Goodwill is the excess of cost over the estimated fair value of net assets acquired. Information regarding goodwill by segment and reporting unit is as follows:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2009   2008
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Retirement Products...............................................  $219   $219
Corporate Benefit Funding.........................................   307    307
Insurance Products:
  Non-medical health..............................................     5      5
  Individual life.................................................    17     17
                                                                    ----   ----
     Total Insurance Products.....................................    22     22
Corporate & Other.................................................   405    405
                                                                    ----   ----
Total.............................................................  $953   $953
                                                                    ====   ====



     As described in more detail in Note 1, the Company performed its annual goodwill impairment tests during the third quarter of 2009 based upon data at June 30, 2009 that indicated that goodwill was not impaired. During the fourth quarter of 2009, the Company realigned its reportable segments. See Notes 1 and
14. The 2009 annual goodwill impairment tests were based on the segment structure in existence prior to such realignment. The realignment did not significantly change the reporting units for goodwill impairment testing purposes and management concluded that no additional tests were required at December 31, 2009.

     Previously, due to economic conditions, the sustained low level of equity markets, declining market capitalizations in the insurance industry and lower operating earnings projections, particularly in individual annuity and variable & universal life reporting units, management performed an interim goodwill impairment test at December 31, 2008 and again, for certain reporting units most affected by the current economic environment at March 31, 2009. Based upon the tests performed, management concluded no impairment of goodwill had occurred for any of the Company's reporting units at March 31, 2009 and December 31, 2008.

     Management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Continued deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are as follows:

                                                                                   OTHER
                                        FUTURE POLICY        POLICYHOLDER       POLICYHOLDER
                                           BENEFITS        ACCOUNT BALANCES        FUNDS
                                      -----------------   -----------------   ---------------
                                                            DECEMBER 31,
                                      -------------------------------------------------------
                                        2009      2008      2009      2008     2009     2008
                                      -------   -------   -------   -------   ------   ------
                                                           (IN MILLIONS)
Retirement Products.................  $ 1,435   $ 1,215   $21,059   $18,905   $   19   $   30
Corporate Benefit Funding...........   12,697    12,043     9,393    12,553        5        5
Insurance Products..................    2,391     2,123     6,052     5,531    1,997    1,848
Corporate & Other...................    5,098     4,832       938       186      276      202
                                      -------   -------   -------   -------   ------   ------
  Total.............................  $21,621   $20,213   $37,442   $37,175   $2,297   $2,085
                                      =======   =======   =======   =======   ======   ======



     See Note 8 for discussion of affiliated reinsurance liabilities included in the table above.

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $224      $232      $237
Amortization..............................................    (9)       (8)       (5)
                                                            ----      ----      ----
Balance at December 31,...................................  $215      $224      $232
                                                            ====      ====      ====



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $11 million in 2010, $13 million in 2011, $15 million in 2012, $16 million in 2013 and $17 million in 2014.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $422      $403      $330
Capitalization............................................   124       111       124
Amortization..............................................   (53)      (92)      (51)
                                                            ----      ----      ----
Balance at December 31,...................................  $493      $422      $403
                                                            ====      ====      ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $49.4 billion and $35.9 billion at December 31, 2009 and 2008, respectively, for which the policyholder assumes all investment risk.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $804 million, $893 million and $947 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     For the years ended December 31, 2009, 2008 and 2007, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. Dollars or foreign currencies, to an SPE that has issued debt securities for which payment of interest and principal is secured by such funding agreements. During the year ended December 31, 2009, there were no new issuances of funding agreements under this program and the Company repaid $1.3 billion of such funding agreements. During the years ended December 31, 2008 and 2007, the Company issued $54 million and $653 million, respectively, and repaid $678 million and $616 million, respectively, of such funding agreements. At December 31, 2009 and 2008, funding agreements outstanding, which are included in policyholder account balances, were $3.1 billion and $4.2 billion, respectively. During the years ended December 31, 2009, 2008 and 2007, interest credited on the funding agreements, which are included in interest credited to policyholder account balances, was $109 million, $189 million and $230 million, respectively.

     MICC is a member of the FHLB of Boston and holds $70 million of common stock of the FHLB of Boston at both December 31, 2009 and 2008, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including RMBS, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $326 million and $526 million at December 31, 2009 and 2008, respectively, which is included in policyholder account balances. In addition, at December 31, 2008, MICC had advances of $300 million from the FHLB of Boston with original maturities of less than one year and therefore, such advances are included in short-term debt. There were no such advances at December 31, 2009. These advances and the advances on these funding agreements are collateralized by mortgage-backed securities with estimated fair values of $419 million and $1,284 million at December 31, 2009 and 2008, respectively. During the years ended December 31, 2009, 2008 and 2007, interest credited on the funding agreements, which are included in interest credited to policyholder account balances, was $6 million, $15 million and $34 million, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy holder funds, is as follows:

                                                           YEARS ENDED DECEMBER
                                                                   31,
                                                          ---------------------
                                                           2009    2008    2007
                                                          -----   -----   -----
                                                              (IN MILLIONS)
Balance at January 1,...................................  $ 691   $ 612   $ 551
  Less: Reinsurance recoverables........................   (589)   (463)   (403)
                                                          -----   -----   -----
Net balance at January 1,...............................    102     149     148
                                                          -----   -----   -----

Incurred related to:
  Current year..........................................     26       8      32
  Prior years...........................................    (17)    (29)     (5)
                                                          -----   -----   -----
                                                              9     (21)     27
                                                          -----   -----   -----
Paid related to:
  Current year..........................................     (1)     (2)     (2)
  Prior years...........................................    (11)    (24)    (24)
                                                          -----   -----   -----
                                                            (12)    (26)    (26)
                                                          -----   -----   -----
Net balance at December 31,.............................     99     102     149
  Add: Reinsurance recoverables.........................    706     589     463
                                                          -----   -----   -----
Balance at December 31,.................................  $ 805   $ 691   $ 612
                                                          =====   =====   =====



     During 2009, 2008 and 2007, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased by $17 million, $29 million and $5 million for the years ended December 31, 2009, 2008 and 2007, respectively. In all years presented, the change was due to differences between the actual benefit periods and expected benefit periods for disability contracts. In addition, 2008 and 2007 includes the change between the actual benefit period and expected benefit period for LTC contracts. See Note 8 for information on the reinsurance of LTC business.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                    DECEMBER 31,
                                          ---------------------------------------------------------------
                                                       2009                             2008
                                          ------------------------------   ------------------------------
                                              IN THE             AT            IN THE             AT
                                          EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                          --------------   -------------   --------------   -------------
                                                                   (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value..................     $  15,705             N/A        $   9,721             N/A
Net amount at risk (2)..................     $   1,018 (3)         N/A        $   2,813 (3)         N/A
Average attained age of
  contractholders.......................      62 years             N/A         62 years             N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value..................     $  35,687       $  22,157        $  27,572       $  13,217
Net amount at risk (2)..................     $   5,093 (3)   $   4,158 (4)    $   9,876 (3)   $   6,323 (4)
Average attained age of
  contractholders.......................      60 years        61 years         58 years        61 years



                                                                     DECEMBER 31,
                                                              -------------------------
                                                                 2009           2008
                                                              ----------     ----------
                                                               SECONDARY      SECONDARY
                                                              GUARANTEES     GUARANTEES
                                                              ----------     ----------
                                                                    (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate account)...............    $   3,805      $   2,917
Net amount at risk (2).....................................    $  58,134 (3)  $  43,237 (3)
Average attained age of policyholders......................     58 years       58 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                           UNIVERSAL AND
                                                                           VARIABLE LIFE
                                                                             CONTRACTS
                                                                           -------------
                                                   ANNUITY CONTRACTS
                                              --------------------------
                                              GUARANTEED     GUARANTEED
                                                 DEATH     ANNUITIZATION     SECONDARY
                                               BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                              ----------   -------------   -------------   -----
                                                                 (IN MILLIONS)
DIRECT:
  Balance at January 1, 2007................     $ 24           $ 17            $ 31        $ 72
     Incurred guaranteed benefits...........       16             28              34          78
     Paid guaranteed benefits...............      (10)            --              --         (10)
                                                 ----           ----            ----        ----
  Balance at December 31, 2007..............       30             45              65         140
     Incurred guaranteed benefits...........      118            176              43         337
     Paid guaranteed benefits...............      (50)            --              --         (50)
                                                 ----           ----            ----        ----
  Balance at December 31, 2008..............       98            221             108         427
     Incurred guaranteed benefits...........       48             (6)            187         229
     Paid guaranteed benefits...............      (89)            --              --         (89)
                                                 ----           ----            ----        ----
  Balance at December 31, 2009..............     $ 57           $215            $295        $567
                                                 ====           ====            ====        ====
CEDED:
  Balance at January 1, 2007................     $ 24           $ 17            $ --        $ 41
     Incurred guaranteed benefits...........       10             --              --          10
     Paid guaranteed benefits...............       (6)            --              --          (6)
                                                 ----           ----            ----        ----
  Balance at December 31, 2007..............       28             17              --          45
     Incurred guaranteed benefits...........       94             55              --         149
     Paid guaranteed benefits...............      (36)            --              --         (36)
                                                 ----           ----            ----        ----
  Balance at December 31, 2008..............       86             72              --         158
     Incurred guaranteed benefits...........       38              2             142         182
     Paid guaranteed benefits...............      (68)            --              --         (68)
                                                 ----           ----            ----        ----
  Balance at December 31, 2009..............     $ 56           $ 74            $142        $272
                                                 ====           ====            ====        ====
NET:
  Balance at January 1, 2007................     $ --           $ --            $ 31        $ 31
     Incurred guaranteed benefits...........        6             28              34          68
     Paid guaranteed benefits...............       (4)            --              --          (4)
                                                 ----           ----            ----        ----
  Balance at December 31, 2007..............        2             28              65          95
     Incurred guaranteed benefits...........       24            121              43         188
     Paid guaranteed benefits...............      (14)            --              --         (14)
                                                 ----           ----            ----        ----
  Balance at December 31, 2008..............       12            149             108         269
     Incurred guaranteed benefits...........       10             (8)             45          47
     Paid guaranteed benefits...............      (21)            --              --         (21)
                                                 ----           ----            ----        ----
  Balance at December 31, 2009..............     $  1           $141            $153        $295
                                                 ====           ====            ====        ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2009      2008
                                                                -------   -------
                                                                  (IN MILLIONS)
Fund Groupings:
  Equity......................................................  $27,202   $21,738
  Balanced....................................................   14,693     6,971
  Bond........................................................    2,682     2,280
  Money Market................................................    1,454     1,715
  Specialty...................................................      824       228
                                                                -------   -------
     Total....................................................  $46,855   $32,932
                                                                =======   =======



8.  REINSURANCE

     The Company's Insurance Products segment participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for certain individual life insurance policies. Under the new retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million. Retention limits remain unchanged for other new individual life insurance policies. Policies reinsured in years prior to 2005 remain reinsured under the original reinsurance agreements. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to an affiliate.

     For other policies within the Insurance Products segment, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements.

     The Company's Retirement Products segment reinsures 100% of the living and death benefit guarantees associated with its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit guarantees associated with its variable annuities issued prior to 2006 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its new production of fixed annuities to an affiliated reinsurer. The Company enters into similar agreements for new or in-force business depending on market conditions.

     The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of these segments has not been significant.

     The Company also reinsures, through 100% quota share reinsurance agreements, certain LTC and workers' compensation business written by the Company. These are run-off businesses which have been included within Corporate & Other.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers and periodically monitors collectibility of reinsurance balances. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which as of December 31, 2009 and 2008, were immaterial.

     The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of the Company's reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2009, the Company had $2.3 billion of unsecured unaffiliated reinsurance recoverable balances.

     At December 31, 2009, the Company had $5.9 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $5.6 billion, or 95%, were with the Company's five largest unaffiliated ceded reinsurers, including $2.0 billion of which were unsecured.

     The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                           --------------------------
                                                             2009      2008     2007
                                                           -------   -------   ------
                                                                  (IN MILLIONS)
PREMIUMS:
  Direct premiums........................................  $ 1,782   $ 1,042   $  654
  Reinsurance assumed....................................       14        15       17
  Reinsurance ceded......................................     (484)     (423)    (318)
                                                           -------   -------   ------
     Net premiums........................................  $ 1,312   $   634   $  353
                                                           =======   =======   ======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Direct universal life and investment-type product
     policy fees.........................................  $ 1,681   $ 1,710   $1,680
  Reinsurance assumed....................................      115       197      119
  Reinsurance ceded......................................     (416)     (529)    (388)
                                                           -------   -------   ------
     Net universal life and investment-type product
       policy fees.......................................  $ 1,380   $ 1,378   $1,411
                                                           =======   =======   ======
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims................  $ 3,314   $ 2,775   $1,722
  Reinsurance assumed....................................       10        23       22
  Reinsurance ceded......................................   (1,259)   (1,352)    (766)
                                                           -------   -------   ------
     Net policyholder benefits and claims................  $ 2,065   $ 1,446   $  978
                                                           =======   =======   ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                                DECEMBER 31, 2009
                                                   -------------------------------------------
                                                    TOTAL
                                                   BALANCE                       TOTAL, NET OF
                                                    SHEET    ASSUMED    CEDED     REINSURANCE
                                                   -------   -------   -------   -------------
                                                                  (IN MILLIONS)
ASSETS:
Premiums and other receivables...................  $13,444    $   30   $13,135      $   279
Deferred policy acquisition costs and value of
  business acquired..............................    5,244       230      (414)       5,428
                                                   -------    ------   -------      -------
  Total assets...................................  $18,688    $  260   $12,721      $ 5,707
                                                   =======    ======   =======      =======
LIABILITIES:
Future policy benefits...........................  $21,621    $   80   $    --      $21,541
Policyholder account balances....................   37,442        --        --       37,442
Other policyholder funds.........................    2,297     1,393       294          610
Other liabilities................................    2,177        10     1,332          835
                                                   -------    ------   -------      -------
  Total liabilities..............................  $63,537    $1,483   $ 1,626      $60,428
                                                   =======    ======   =======      =======




                                                                DECEMBER 31, 2008
                                                   -------------------------------------------
                                                    TOTAL
                                                   BALANCE                       TOTAL, NET OF
                                                    SHEET    ASSUMED    CEDED     REINSURANCE
                                                   -------   -------   -------   -------------
                                                                  (IN MILLIONS)
ASSETS:
Premiums and other receivables...................  $12,463    $   48   $12,073      $   342
Deferred policy acquisition costs and value of
  business acquired..............................    5,440       312      (292)       5,420
                                                   -------    ------   -------      -------
  Total assets...................................  $17,903    $  360   $11,781      $ 5,762
                                                   =======    ======   =======      =======
LIABILITIES:
Future policy benefits...........................  $20,213    $   87   $    --      $20,126
Policyholder account balances....................   37,175        --       (19)      37,194
Other policyholder funds.........................    2,085     1,369       172          544
Other liabilities................................    2,604        10     1,061        1,533
                                                   -------    ------   -------      -------
  Total liabilities..............................  $62,077    $1,466   $ 1,214      $59,397
                                                   =======    ======   =======      =======



     The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina ("MRSC"), Exeter Reassurance Company, Ltd., General American Life Insurance Company and MetLife Reinsurance Company of Vermont ("MRV"). The Company had a reinsurance agreement with Mitsui Sumitomo MetLife Insurance Co., Ltd., an affiliate; however, effective December 31, 2008 this arrangement was modified via a novation as explained in detail below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations is as follows:

                                                              YEARS ENDED DECEMBER
                                                                      31,
                                                             ---------------------
                                                              2009    2008    2007
                                                             -----   -----   -----
                                                                 (IN MILLIONS)
PREMIUMS:
  Reinsurance assumed......................................  $  14   $  15   $  17
  Reinsurance ceded (1)....................................   (166)   (116)    (20)
                                                             -----   -----   -----
     Net premiums..........................................  $(152)  $(101)  $  (3)
                                                             =====   =====   =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Reinsurance assumed......................................  $ 115   $ 197   $ 119
  Reinsurance ceded (1)....................................   (168)   (278)   (166)
                                                             -----   -----   -----
     Net universal life and investment-type product policy
       fees................................................  $ (53)  $ (81)  $ (47)
                                                             =====   =====   =====
OTHER REVENUES:
  Reinsurance assumed......................................  $  --   $  --   $  --
  Reinsurance ceded........................................    477      83      85
                                                             -----   -----   -----
     Net other revenues....................................  $ 477   $  83   $  85
                                                             =====   =====   =====
POLICYHOLDER BENEFITS AND CLAIMS:
  Reinsurance assumed......................................  $   8   $  19   $  18
  Reinsurance ceded (1)....................................   (239)   (274)    (43)
                                                             -----   -----   -----
     Net policyholder benefits and claims..................  $(231)  $(255)  $ (25)
                                                             =====   =====   =====
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
  Reinsurance assumed......................................  $  64   $  57   $  53
  Reinsurance ceded........................................    (33)    (22)     --
                                                             -----   -----   -----
     Net interest credited to policyholder account
       balances............................................  $  31   $  35   $  53
                                                             =====   =====   =====
OTHER EXPENSES:
  Reinsurance assumed......................................  $ 105   $  97   $  39
  Reinsurance ceded (1)....................................    102      76      35
                                                             -----   -----   -----
     Net other expenses....................................  $ 207   $ 173   $  74
                                                             =====   =====   =====



--------

   (1) In September 2008, MICC's parent, MetLife, completed a tax-free split-off of its majority owned subsidiary, Reinsurance Group of America, Incorporated ("RGA"). After the split-off, reinsurance transactions with RGA were no longer considered affiliated transactions. For purposes of comparison, the 2008 affiliated transactions with RGA have been removed from the presentation in the table above. Affiliated transactions with RGA at December 31, 2008 include ceded premiums, ceded fees, ceded benefits and ceded interest costs of $9 million, $36 million, $47 million and ($1) million, respectively, and at December 31, 2007 include ceded premiums, ceded fees, ceded benefits and ceded interest costs of $12 million, $50 million, $52 million and ($2) million, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets is as follows:

                                                                DECEMBER 31,
                                                    -----------------------------------
                                                          2009               2008
                                                    ----------------   ----------------
                                                    ASSUMED    CEDED   ASSUMED    CEDED
                                                    -------   ------   -------   ------
                                                               (IN MILLIONS)
ASSETS:
Premiums and other receivables....................   $   30   $7,157    $   34   $6,547
Deferred policy acquisition costs and value of
  business acquired...............................      230     (399)      312     (279)
                                                     ------   ------    ------   ------
  Total assets....................................   $  260   $6,758    $  346   $6,268
                                                     ======   ======    ======   ======
LIABILITIES:
Future policy benefits............................   $   27   $   --    $   25   $   --
Other policyholder funds..........................    1,393      284     1,368      168
Other liabilities.................................        9    1,150         8      890
                                                     ------   ------    ------   ------
  Total liabilities...............................   $1,429   $1,434    $1,401   $1,058
                                                     ======   ======    ======   ======



     The Company had assumed, under a reinsurance contract, risks related to guaranteed minimum benefit guarantees issued in connection with certain variable annuity products from a joint venture owned by an affiliate of the Company. These risks were retroceded in full to another affiliate under a retrocessional agreement resulting in no impact on net investment gains (losses). Effective December 31, 2008, the retrocession was recaptured by the Company and a novation agreement was executed whereby, the affiliated retrocessionaire assumed the business directly from the joint venture. As a result of this recapture and the related novation, the Company no longer assumes from the joint venture or cedes to the affiliate any risks related to these guaranteed minimum benefit guarantees. Upon the recapture and simultaneous novation, the embedded derivative asset of approximately $626 million associated with the retrocession was settled by transferring the embedded derivative liability associated with the assumption from the joint venture to the new reinsurer. As per the terms of the recapture and novation agreement, the amounts were offset resulting in no net gain or loss. For the years ended December 31, 2008 and 2007, net investment gains (losses) included $170 million and ($113) million, respectively, in changes in fair value of such embedded derivatives. For the years ended December 31, 2008 and 2007, $64 million and $42 million, respectively, of bifurcation fees associated with the embedded derivatives were included in net investment gains (losses).

     The Company has also ceded risks to another affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The embedded derivatives associated with the cessions are included within premiums and other receivables and were assets of $724 million and $2,042 million at December 31, 2009 and 2008, respectively. For the years ended December 31, 2009, 2008 and 2007, net investment gains (losses) included ($1,456) million, $1,685 million, and $276 million, respectively, in changes in fair value of such embedded derivatives, as well as the associated bifurcation fees.

     Effective December 20, 2007, MLI-USA recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by MLI-USA. The recapture resulted in a pre-tax gain of $22 million for the year ended December 31, 2007. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method.

     Effective December 31, 2007, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance with funds withheld basis. The agreement was amended in 2009 to include policies

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


issued by MLI-USA through December 31, 2009. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and reduced the funds withheld balance by $11 million and $27 million at December 31, 2009 and 2008, respectively. The changes in fair value of the embedded derivatives, included in net investment gains (losses), were ($16) million and $27 million at December 31, 2009 and 2008, respectively. The reinsurance agreement also includes an experience refund provision, whereby some or all of the profits on the underlying reinsurance agreement are returned to MLI-USA from MRV during the first several years of the reinsurance agreement. The experience refund reduced the funds withheld by MLI-USA from MRV by $180 million and $259 million at December 31, 2009 and 2008, respectively, and are considered unearned revenue and amortized over the life of the contract using the same assumption basis as the deferred acquisition cost in the underlying policies. The amortization of the unearned revenue associated with the experience refund was $36 million and $38 million at December 31, 2009 and 2008, respectively, and is included in universal life and investment-type product policy fees in the consolidated statement of operations. At December 31, 2009 and 2008, the unearned revenue related to the experience refund was $337 million and $221 million, respectively, and is included in other policyholder funds in the consolidated balance sheet.

     The Company cedes its universal life secondary guarantee ("ULSG") risk to MRSC under certain reinsurance treaties. These treaties do not expose the Company to a reasonable possibility of a significant loss from insurance risk and are recorded using the deposit method of accounting. During 2009, the Company completed a review of various ULSG assumptions and projections including its regular annual third party assessment of these treaties and related assumptions. As a result of projected lower lapse rates and lower interest rates, the Company refined its effective yield methodology to include these updated assumptions and resultant projected cash flows. Due to the refinement of the methodology, the deposit receivable balance for these treaties was increased by $279 million, with a corresponding increase in other revenue during the year ended December 31, 2009.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2009, the Company had $4.3 billion of unsecured affiliated reinsurance recoverable balances.

9.  DEBT

     Long-term -- affiliated debt and short-term debt outstanding is as follows:

                                                                    DECEMBER 31,
                                                                   -------------
                                                                   2009    2008
                                                                   ----   ------
                                                                   (IN MILLIONS)
Surplus notes, interest rate 8.595%, due 2038....................  $750   $  750
Surplus notes, interest rate 3-month LIBOR plus 1.15%, maturity
  date 2009......................................................    --      200
Surplus notes, interest rate 6-month LIBOR plus 1.80%, maturity
  date 2011......................................................   200       --
                                                                   ----   ------
Total long-term debt -- affiliated...............................   950      950
Total short-term debt............................................    --      300
                                                                   ----   ------
  Total..........................................................  $950   $1,250
                                                                   ====   ======



     On December 21, 2009, MetLife Insurance Company of Connecticut renewed the $200 million surplus note to MetLife Credit Corporation, originally issued in December 2007, with a new maturity date of December 2011, and an interest rate of 6-month LIBOR plus 1.80%.

     In April 2008, MetLife Insurance Company of Connecticut issued a surplus note with a principal amount of $750 million and an interest rate of 8.595%, to MetLife Capital Trust X, an affiliate.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     MetLife was the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007. In June 2008, with approval from the Delaware Commissioner of Insurance ("Delaware Commissioner"), MLI-USA repaid this surplus note of $400 million with accrued interest of $5 million.

     MetLife Investors Group, Inc. ("MLIG") was the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at December 31, 2007. In June 2008, with approval from the Delaware Commissioner, MLI-USA repaid these surplus notes of $25 million and $10 million.

     The aggregate maturities of long-term debt at December 31, 2009 were $200 million in 2011 and $750 million in 2038.

     Interest expense related to the Company's indebtedness, included in other expenses, was $71 million, $72 million and $33 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     Payments of interest and principal on these outstanding surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

  SHORT-TERM DEBT

     At December 31, 2009, the Company did not have any short-term debt. At December 31, 2008, short-term debt was $300 million, which consisted of MetLife Insurance Company of Connecticut's liability for collateralized borrowings from the FHLB of Boston with original maturities of less than one year. During the years ended December 31, 2009 and 2008, the weighed average interest rate on short-term debt was 2.70% and 2.75%, respectively. During the years ended December 31, 2009 and 2008, the average daily balance of short-term debt was $83 million and $67 million, respectively, and was outstanding for an average of 99 days and 81 days, respectively.

10.  INCOME TAX

     The provision for income tax from continuing operations is as follows:

                                                               YEARS ENDED
                                                               DECEMBER 31,
                                                           -------------------
                                                            2009   2008   2007
                                                           -----   ----   ----
                                                              (IN MILLIONS)
Current:
  Federal................................................  $  24   $(50)  $  9
  State and local........................................      1     (2)     4
  Foreign................................................     (4)    --      1
                                                           -----   ----   ----
  Subtotal...............................................     21    (52)    14
                                                           -----   ----   ----
Deferred:
  Federal................................................   (380)   260    306
  Foreign................................................     (9)    (5)   (17)
                                                           -----   ----   ----
  Subtotal...............................................   (389)   255    289
                                                           -----   ----   ----
Provision for income tax expense (benefit)...............  $(368)  $203   $303
                                                           =====   ====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                               2009   2008   2007
                                                              -----   ----   ----
                                                                 (IN MILLIONS)
Tax provision at U.S. statutory rate........................  $(285)  $273   $365
Tax effect of:
  Tax-exempt investment income..............................    (69)   (65)   (65)
  Prior year tax............................................    (17)    (4)     9
  Foreign tax rate differential and change in valuation
     allowance..............................................      3     --     (7)
  State tax, net of federal benefit.........................     --     (1)     3
  Other, net................................................     --     --     (2)
                                                              -----   ----   ----
Provision for income tax expense (benefit)..................  $(368)  $203   $303
                                                              =====   ====   ====



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2009     2008
                                                                  ------   ------
                                                                   (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other reserves.......................  $1,574   $1,548
  Net operating loss carryforwards..............................     111       94
  Net unrealized investment losses..............................     372    1,447
  Operating lease reserves......................................       4        8
  Capital loss carryforwards....................................     423      269
  Investments, including derivatives............................     304       --
  Tax credit carryforwards......................................     102       45
  Other.........................................................      16       24
                                                                  ------   ------
                                                                   2,906    3,435
                                                                  ------   ------
Deferred income tax liabilities:
  Investments, including derivatives............................      --      113
  DAC and VOBA..................................................   1,748    1,479
  Other.........................................................      11       --
                                                                  ------   ------
                                                                   1,759    1,592
                                                                  ------   ------
Net deferred income tax asset...................................  $1,147   $1,843
                                                                  ======   ======



     Domestic net operating loss carryforwards amount to $189 million at December 31, 2009 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $168 million at December 31, 2009 with indefinite expiration. Capital loss carryforwards amount to $1,209 million at December 31, 2009 and will expire beginning in 2010. Tax credit carryforwards amount to $102 million at December 31, 2009 and will expire beginning in 2017.

     The Company has not established a valuation allowance against the deferred tax asset of $372 million recognized in connection with unrealized losses at December 31, 2009. A valuation allowance was not considered

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


necessary based upon the Company's intent and ability to hold such securities until their recovery or maturity and the existence of tax-planning strategies that include sources of future taxable income against which such losses could be offset.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under this tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

     Pursuant to Internal Revenue Service ("IRS") rules, the Company is excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, the Company is expected to join the consolidated return and become a party to the MetLife tax sharing agreement. Accordingly, the Company's losses will be eligible to be included in the consolidated return and the resulting tax savings to MetLife will generate a payment to the Company for the losses used.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2005 and is no longer subject to foreign income tax examinations for the years prior to 2006. The IRS exam of the next audit cycle, covering the 2005 tax year, is expected to begin in early 2010.

     The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     At December 31, 2007, the Company's total amount of unrecognized tax benefits was $53 million and there were no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized. The total amount of unrecognized tax benefits decreased by $11 million from January 1, 2007 primarily due to a settlement reached with the IRS with respect to a post-sale purchase price adjustment. As a result of the settlement, an item within the liability for unrecognized tax benefits in the amount of $6 million, was reclassified to deferred income tax payable.

     At December 31, 2009 and 2008, the Company's total amount of unrecognized tax benefits was $44 million and $48 million, respectively, and there were no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized.

     The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2009      2008      2007
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Balance at beginning of the period..........................   $48       $53       $64
Additions for tax positions of prior years..................     2        --        --
Reductions for tax positions of prior years.................    --        --        (2)
Additions for tax positions of current year.................    --         2         5
Reductions for tax positions of current year................    (6)       (7)       (8)
Settlements with tax authorities............................    --        --        (6)
                                                               ---       ---       ---
Balance at end of the period................................   $44       $48       $53
                                                               ===       ===       ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     During the year ended December 31, 2007, the Company recognized $2 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2007, the Company had $3 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $2 million from January 1, 2007.

     During the year ended December 31, 2008, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2008, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $1 million from December 31, 2007.

     During the year ended December 31, 2009, the Company recognized less than $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2009, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits.

     The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2009 and 2008, the Company recognized an income tax benefit of $68 million and $64 million, respectively, related to the separate account DRD. The 2009 benefit included a benefit of $16 million related to a true-up of the prior year tax return.

11.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2009.

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Travelers Ins. Co., et al. v. Banc of America Securities LLC (S.D.N.Y., filed December 13, 2001). On January 6, 2009, after a jury trial, the district court entered a judgment in favor of The Travelers Insurance Company, now known as MetLife Insurance Company of Connecticut, in the amount of approximately $42 million in connection with securities and common law claims against the defendant. On May 14, 2009, the district court issued an opinion and order denying the defendant's post judgment motion seeking a judgment in its favor or, in the alternative, a new trial. On June 3, 2009, the defendant filed a notice of appeal from the January 6, 2009 judgment and the May 14, 2009 opinion and order. As it is possible that the judgment could be affected during appellate practice, and the Company has not collected any portion of the judgment, the Company has not recognized any award amount in its consolidated financial statements.

     A former Tower Square Securities financial services representative is alleged to have misappropriated funds from 40 customers. The Illinois Securities Division, the U.S. Postal Inspector, the IRS, FINRA and the U.S. Attorney's Office are conducting inquiries.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2009   2008
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments...........   $ 8    $ 6
  Premium tax offsets currently available for paid assessments.....     1      1
                                                                      ---    ---
                                                                      $ 9    $ 7
                                                                      ===    ===
Other Liabilities:
  Insolvency assessments...........................................   $13    $10
                                                                      ===    ===



     Assessments levied against the Company were $1 million, less than $1 million and less than $1 million for the years ended December 31, 2009, 2008 and 2007, respectively.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                            GROSS
                                                                 RENTAL    RENTAL
                                                                 INCOME   PAYMENTS
                                                                 ------   --------
                                                                   (IN MILLIONS)
2010...........................................................    $ 3       $ 6
2011...........................................................    $ 3       $ 6
2012...........................................................    $ 3       $--
2013...........................................................    $ 3       $--
2014...........................................................    $ 3       $--
Thereafter.....................................................    $73       $--


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.5 billion and $1.6 billion at December 31, 2009 and 2008, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $131 million and $231 million at December 31, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $445 million and $332 million at December 31, 2009 and 2008, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2009 and 2008, the Company had agreed to fund up to $126 million and $135 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $158 million and $160 million, respectively, to custody accounts to secure the notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $322 million and $347 million at December 31, 2009 and 2008, respectively. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2009 and 2008. The remainder of the risk was ceded to external reinsurers.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding at both December 31, 2009 and 2008. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MLIG.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Statutory Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance contracts and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

     Statutory net income of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $81 million, $242 million and $1,101 million for the years ended December 31, 2009, 2008 and 2007, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $4.9 billion and $5.5 billion at December 31, 2009 and 2008, respectively.

     Statutory net loss of MLI-USA, a Delaware domiciled insurer, was $24 million, $482 million and $1,106 million for the years ended December 31, 2009, 2008 and 2007, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $1,406 million and $761 million at December 31, 2009 and 2008, respectively.

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its stockholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the year ended December 31, 2009, MetLife Insurance Company of Connecticut did not pay a dividend to its stockholders. During the years ended December 31, 2008 and 2007, MetLife Insurance Company of Connecticut paid a dividend of $500 million and $690 million, respectively. Of the $690 million, $404 million was a return of capital as approved by the insurance regulator. The maximum amount of dividends which MetLife Insurance Company of Connecticut may pay to its stockholders in 2010 without prior regulatory approval is $659 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2009, 2008 and 2007, MLI-USA did not pay dividends to MetLife Insurance Company of Connecticut. Because MLI-USA's statutory unassigned funds was negative as of December 31, 2009, MLI-USA cannot pay any dividends in 2010 without prior regulatory approval.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2009, 2008 and 2007 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                            YEARS ENDED DECEMBER 31,
                                                           -------------------------
                                                             2009      2008     2007
                                                           -------   -------   -----
                                                                 (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year...................................................  $ 3,365   $(5,022)  $(358)
Income tax effect of holding gains (losses)..............   (1,174)    1,760     122
Reclassification adjustments:
  Recognized holding (gains) losses included in current
     year income.........................................      588       674     260
  Amortization of premiums and accretion of discounts
     associated with investments.........................      (83)      (48)     --
  Income tax effect......................................     (176)     (220)    (88)
Allocation of holding (gains) losses on investments
  relating to other policyholder amounts.................     (755)      823      27
Income tax effect of allocation of holding (gains) losses
  to other policyholder amounts..........................      263      (288)    (10)
                                                           -------   -------   -----
Net unrealized investment gains (losses), net of income
  tax....................................................    2,028    (2,321)    (47)
Foreign currency translation adjustment, net of income
  tax....................................................       45      (166)     12
                                                           -------   -------   -----
Other comprehensive income (loss), excluding cumulative
  effect of change in accounting principle...............    2,073    (2,487)    (35)
Cumulative effect of change in accounting principle, net
  of income tax of $12 million, effective April 1, 2009
  (See Note 1)...........................................      (22)       --      --
                                                           -------   -------   -----
Other comprehensive income (loss)........................  $ 2,051   $(2,487)  $ (35)
                                                           =======   =======   =====



13.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2009     2008     2007
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Compensation..............................................  $  148   $  118   $  121
Commissions...............................................     794      733      633
Interest and debt issue costs.............................      72       74       35
Affiliated interest costs on ceded reinsurance............     107       96       31
Amortization of DAC and VOBA..............................     294    1,163      740
Capitalization of DAC.....................................    (851)    (835)    (682)
Rent......................................................       4        4        5
Insurance tax.............................................      45       38       44
Other.....................................................     594      542      519
                                                            ------   ------   ------
Total other expenses......................................  $1,207   $1,933   $1,446
                                                            ======   ======   ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Interest and Debt Issue Costs

     Interest and debt issue costs include interest expense on debt (see Note 9) and interest on tax audits.

  Amortization and Capitalization of DAC and VOBA

     See Note 5 for deferred acquisition costs by segment and a rollforward of deferred acquisition costs including impacts of amortization and capitalization.

  Affiliated Expenses

     Commissions, amortization of DAC and capitalization of DAC include the impact of affiliated reinsurance transactions.

     See Notes 8, 9 and 16 for discussion of affiliated expenses included in the table above.

14.  BUSINESS SEGMENT INFORMATION

     As described in Note 1, during 2009, the Company realigned its former institutional and individual businesses into three operating segments:
Retirement Products, Corporate Benefit Funding and Insurance Products segments. In addition, the Company reports certain of its operations in Corporate & Other.

     Retirement Products offers asset accumulation and income products, including a wide variety of annuities. Corporate Benefit Funding offers pension risk solutions, structured settlements, stable value & investment products and other benefit funding products. Insurance Products offers a broad range of protection products and services to individuals, corporations and other institutions, and is organized into two distinct businesses: Individual Life and Non-Medical Health. Individual Life includes variable life, universal life, term life and whole life insurance products. Non-Medical Health includes individual disability insurance products.

     Corporate & Other contains the excess capital not allocated to the business segments, various domestic and international start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt and expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings.

     Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, it is the Company's measure of segment performance reported below. Operating earnings is not determined in accordance with GAAP and should not be viewed as a substitute for GAAP income
(loss) from continuing operations, net of income tax. However, the Company believes the presentation of operating earnings herein as we measure it for management purposes enhances the understanding of segment performance by highlighting the results from operations and the underlying profitability drivers of the businesses.

     Operating earnings is defined as operating revenues less operating expenses, net of income tax.

     Operating revenues is defined as GAAP revenues (i) less net investment gains (losses), (ii) less amortization of unearned revenue related to net investment gains (losses), (iii) plus scheduled periodic settlement payments on derivative instruments that are hedges of investments but do not qualify for hedge accounting treatment, (iv) plus income from discontinued real estate operations, if applicable, and (v) plus, for operating joint ventures reported under the equity method of accounting, the aforementioned adjustments and those identified in the definition of operating expenses, net of income tax, if applicable to these joint ventures.

     Operating expenses is defined as GAAP expenses (i) less changes in experience-rated contractholder liabilities due to asset value fluctuations,
(ii) less costs related to business combinations (since January 1, 2009), (iii) less

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


amortization of DAC and VOBA related to net investment gains (losses) and (iv) plus scheduled periodic settlement payments on derivative instruments that are hedges of policyholder account balances but do not qualify for hedge accounting treatment.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other for the years ended December 31, 2009, 2008 and 2007 and at December 31, 2009 and 2008. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

                                                   OPERATING EARNINGS
                                --------------------------------------------------------
                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE                               TOTAL
YEAR ENDED DECEMBER 31, 2009:    PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL    ADJUSTMENTS   CONSOLIDATED
-----------------------------   ----------   ---------   ---------   ---------   -------   -----------   ------------
                                                                    (IN MILLIONS)
REVENUES
Premiums......................    $  339       $  849      $  124      $  --     $ 1,312     $    --        $ 1,312
Universal life and investment-
  type product policy fees....       748           29         618          5       1,400         (20)         1,380
Net investment income.........       884        1,061         381         40       2,366         (31)         2,335
Other revenues................       264            6         328         --         598          --            598
Net investment gains
  (losses)....................        --           --          --         --          --      (1,866)        (1,866)
                                  ------       ------      ------      -----     -------     -------        -------
  Total revenues..............     2,235        1,945       1,451         45       5,676      (1,917)         3,759
                                  ------       ------      ------      -----     -------     -------        -------
BENEFITS AND EXPENSES
Policyholder benefits and
  claims......................       420        1,360         223          1       2,004          61          2,065
Interest credited to
  policyholder account
  balances....................       741          265         243         91       1,340         (39)         1,301
Capitalization of DAC.........      (528)          (2)       (285)       (36)       (851)         --           (851)
Amortization of DAC and VOBA..       329            3         271          2         605        (311)           294
Interest expense..............        --            2          --         69          71          --             71
Other expenses................       928           34         648         84       1,694          (1)         1,693
                                  ------       ------      ------      -----     -------     -------        -------
  Total benefits and
     expenses.................     1,890        1,662       1,100        211       4,863        (290)         4,573
                                  ------       ------      ------      -----     -------     -------        -------
Provision for income tax
  expense (benefit)...........       121           97         123       (138)        203        (571)          (368)
                                  ------       ------      ------      -----     -------                    -------
OPERATING EARNINGS............    $  224       $  186      $  228      $ (28)        610
                                  ======       ======      ======      =====
Adjustments to:
  Total revenues..............................................................    (1,917)
  Total benefits and expenses.................................................       290
  Provision for income tax (expense) benefit..................................       571
                                                                                 -------
INCOME (LOSS) FROM CONTINUING OPERATIONS, NET OF INCOME TAX...................   $  (446)                   $  (446)
                                                                                 =======                    =======




                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE
AT DECEMBER 31, 2009:            PRODUCTS     FUNDING     PRODUCTS    & OTHER      TOTAL
---------------------           ----------   ---------   ---------   ---------   --------
                                                      (IN MILLIONS)
Total assets..................    $73,840     $28,046     $13,647     $12,156    $127,689
Separate account assets.......    $47,000     $ 1,502     $   947     $    --    $ 49,449
Separate account liabilities..    $47,000     $ 1,502     $   947     $    --    $ 49,449

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                    OPERATING EARNINGS
                                 -------------------------------------------------------
                                              CORPORATE
                                 RETIREMENT    BENEFIT    INSURANCE   CORPORATE                              TOTAL
YEAR ENDED DECEMBER 31, 2008:     PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL   ADJUSTMENTS   CONSOLIDATED
-----------------------------    ----------   ---------   ---------   ---------   ------   -----------   ------------
                                                                     (IN MILLIONS)
REVENUES
Premiums.......................    $  118       $  415      $   90       $ 11     $  634       $ --         $  634
Universal life and investment-
  type product policy fees.....       831           41         486          3      1,361         17          1,378
Net investment income..........       788        1,334         337         59      2,518        (24)         2,494
Other revenues.................       160            9          55          6        230         --            230
Net investment gains (losses)..        --           --          --         --         --        549            549
                                   ------       ------      ------       ----     ------       ----         ------
  Total revenues...............     1,897        1,799         968         79      4,743        542          5,285
                                   ------       ------      ------       ----     ------       ----         ------
BENEFITS AND EXPENSES
Policyholder benefits and
  claims.......................       384          893         193         29      1,499        (53)         1,446
Interest credited to
  policyholder account
  balances.....................       479          430         223        (21)     1,111         19          1,130
Capitalization of DAC..........      (474)          (5)       (347)        (9)      (835)        --           (835)
Amortization of DAC and VOBA...       640           13         283          2        938        225          1,163
Interest expense...............         1            2          --         69         72         --             72
Other expenses.................       769           36         683         45      1,533         --          1,533
                                   ------       ------      ------       ----     ------       ----         ------
  Total benefits and expenses..     1,799        1,369       1,035        115      4,318        191          4,509
                                   ------       ------      ------       ----     ------       ----         ------
Provision for income tax
  expense (benefit)............        34          150         (24)       (79)        81        122            203
                                   ------       ------      ------       ----     ------                    ------
OPERATING EARNINGS.............    $   64       $  280      $  (43)      $ 43        344
                                   ======       ======      ======       ====
Adjustments to:
  Total revenues...............................................................      542
  Total benefits and expenses..................................................     (191)
  Provision for income tax (expense) benefit...................................     (122)
                                                                                  ------
INCOME (LOSS) FROM CONTINUING OPERATIONS, NET OF INCOME TAX....................   $  573                    $  573
                                                                                  ======                    ======




                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE
AT DECEMBER 31, 2008:            PRODUCTS     FUNDING     PRODUCTS    & OTHER      TOTAL
---------------------           ----------   ---------   ---------   ---------   --------
                                                      (IN MILLIONS)
Total assets..................    $57,743     $28,796     $12,217     $13,268    $112,024
Separate account assets.......    $33,763     $ 1,398     $   731     $    --    $ 35,892
Separate account liabilities..    $33,763     $ 1,398     $   731     $    --    $ 35,892

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                    OPERATING EARNINGS
                                 -------------------------------------------------------
                                              CORPORATE
                                 RETIREMENT    BENEFIT    INSURANCE   CORPORATE                              TOTAL
YEAR ENDED DECEMBER 31, 2007:     PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL   ADJUSTMENTS   CONSOLIDATED
-----------------------------    ----------   ---------   ---------   ---------   ------   -----------   ------------
                                                              (IN MILLIONS)
REVENUES
Premiums.......................    $  136       $   25      $  168       $ 24     $  353      $  --         $  353
Universal life and investment-
  type product policy fees.....       885           39         496          2      1,422        (11)         1,411
Net investment income..........       801        1,528         320        293      2,942        (49)         2,893
Other revenues.................       173           14          64         --        251         --            251
Net investment gains (losses)..        --           --          --         --         --       (142)          (142)
                                   ------       ------      ------       ----     ------      -----         ------
  Total revenues...............     1,995        1,606       1,048        319      4,968       (202)         4,766
                                   ------       ------      ------       ----     ------      -----         ------
BENEFITS AND EXPENSES
Policyholder benefits and
  claims.......................       239          492         239         33      1,003        (25)           978
Interest credited to
  policyholder account
  balances.....................       447          604         214         --      1,265         34          1,299
Capitalization of DAC..........      (493)          (8)       (179)        (2)      (682)        --           (682)
Amortization of DAC and VOBA...       475           23         214         --        712         28            740
Interest expense...............         2           --           1         30         33         --             33
Other expenses.................       798           33         485         39      1,355         --          1,355
                                   ------       ------      ------       ----     ------      -----         ------
  Total benefits and expenses..     1,468        1,144         974        100      3,686         37          3,723
                                   ------       ------      ------       ----     ------      -----         ------
Provision for income tax
  expense (benefit)............       187          158          27         17        389        (86)           303
                                   ------       ------      ------       ----     ------                    ------
OPERATING EARNINGS.............    $  340       $  304      $   47       $202        893
                                   ======       ======      ======       ====
Adjustments to:
  Total revenues...............................................................     (202)
  Total benefits and expenses..................................................      (37)
  Provision for income tax (expense) benefit...................................       86
                                                                                  ------
INCOME (LOSS) FROM CONTINUING OPERATIONS, NET OF INCOME TAX....................   $  740                    $  740
                                                                                  ======                    ======



     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2009, 2008 and 2007. Revenues from U.S. operations were $2.9 billion and $4.9 billion for the years ended December 31, 2009 and 2008, respectively, which represented 76% and 92%, respectively, of consolidated revenues. Substantially all of the Company's revenue originated in the U.S. for the year ended December 31, 2007.

15.  DISCONTINUED OPERATIONS

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or estimated fair value less expected disposition costs.

     The Company did not have any discontinued operations for either of the years ended December 31, 2009 or 2008. In the Corporate Benefit Funding segment, the Company had net investment income of $1 million, net investment gains of $5 million and income tax of $2 million related to discontinued operations, resulting in income from discontinued operations of $4 million, net of income tax, for the year ended December 31, 2007.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

16.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a master service agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $338 million, $256 million and $271 million, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $113 million, $108 million and $107 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into marketing agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $149 million, $148 million and $117 million, included in other expenses, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a distribution service agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate MDC for the sale and servicing of such insurance products in accordance with the terms of the agreement. MDC charged the Company $499 million, $442 million and $517 million, included in other expenses, for the years ended December 31, 2009, 2008 and 2007, respectively. In addition, the Company has entered into service agreements with MDC, in which the Company agrees to provide certain administrative services to MDC. MDC agrees to compensate the Company for the administrative services provided in accordance with the terms of the agreements. The Company received fee revenue of $71 million, $65 million and $62 million, included in other revenues, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a global service agreement with MetLife Services and Solutions, LLC ("MetLife Services") which provides financial control and reporting processes, as well as procurement services to support the activities of the Company. MetLife Services charged the Company $1 million included in other expenses, for services performed under the global service agreement for both years ended December 31, 2009 and 2008. The Company did not incur any such expenses for the year ended December 31, 2007.

     The Company has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the Company. Under the terms of the agreement, the net profit or loss of the Advisors is allocated to the Company resulting in revenue of $85 million, $91 million and $90 million included in universal life and investment-type product policy fees, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company had net receivables from affiliates of $46 million and $92 million at December 31, 2009 and 2008, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 8. See Notes 2, 8 and 9 for additional related party transactions.

17.  SUBSEQUENT EVENT

     The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2009 consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2009

                                  (IN MILLIONS)

                                                                     ESTIMATED      AMOUNT AT
                                                      COST OR           FAIR     WHICH SHOWN ON
TYPE OF INVESTMENTS                             AMORTIZED COST (1)     VALUE      BALANCE SHEET
----------------------------------------------  ------------------   ---------   --------------
Fixed maturity securities:
  Bonds:
     U.S. Treasury and agency securities......        $ 6,503         $ 6,257        $ 6,257
     Foreign government securities............            608             645            645
     Public utilities.........................          2,380           2,396          2,396
     State and political subdivision
       securities.............................          1,291           1,179          1,179
     All other corporate bonds................         19,186          19,230         19,230
                                                      -------         -------        -------
       Total bonds............................         29,968          29,707         29,707
  Mortgage-backed and asset-backed
     securities...............................         11,143          10,458         10,458
  Redeemable preferred stock..................          1,324           1,110          1,110
                                                      -------         -------        -------
     Total fixed maturity securities..........         42,435          41,275         41,275
                                                      -------         -------        -------
Trading securities............................            868             938            938
                                                      -------         -------        -------
Equity securities:
  Non-redeemable preferred stock..............            351             306            306
Common stock:
  Industrial, miscellaneous and all other.....            143             153            153
                                                      -------         -------        -------
     Total equity securities..................            494             459            459
                                                      -------         -------        -------
Mortgage loans................................          4,748                          4,748
Policy loans..................................          1,189                          1,189
Real estate and real estate joint ventures....            445                            445
Other limited partnership interests...........          1,236                          1,236
Short-term investments........................          1,775                          1,775
Other invested assets.........................          1,498                          1,498
                                                      -------                        -------
     Total investments........................        $54,688                        $53,563
                                                      =======                        =======



--------

   (1) The Company's trading securities portfolio is mainly comprised of fixed maturity and equity securities. Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

                  CONDENSED FINANCIAL INFORMATION OF REGISTRANT
                           DECEMBER 31, 2009 AND 2008

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                   2009      2008
                                                                 -------   -------
CONDENSED BALANCE SHEETS
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $33,325 and $34,567,
     respectively).............................................  $32,132   $30,172
  Equity securities available-for-sale, at estimated fair value
     (cost: $484 and $662, respectively).......................      448       467
  Trading securities, at estimated fair value (cost: $0 and
     $50, respectively)........................................       --        50
  Mortgage loans (net of valuation allowances of $52 and $19,
     respectively).............................................    4,122     4,060
  Policy loans.................................................    1,139     1,151
  Real estate and real estate joint ventures...................      278       367
  Other limited partnership interests..........................      925       947
  Short-term investments.......................................      923     1,539
  Investment in subsidiaries...................................    4,131     3,411
  Other invested assets........................................    1,467     2,136
                                                                 -------   -------
     Total investments.........................................   45,565    44,300
Cash and cash equivalents......................................    1,817     4,753
Accrued investment income......................................      397       421
Premiums and other receivables.................................    5,827     5,501
Receivables from subsidiaries..................................      627       348
Deferred policy acquisition costs and value of business
  acquired.....................................................    2,640     3,344
Deferred income tax assets.....................................    1,513     2,272
Goodwill.......................................................      885       885
Other assets...................................................      162       167
Separate account assets........................................   19,491    17,375
                                                                 -------   -------
     Total assets..............................................  $78,924   $79,366
                                                                 =======   =======
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES
Future policy benefits.........................................  $19,036   $18,993
Policyholder account balances..................................   26,127    28,283
Other policyholder funds.......................................      466       415
Payables for collateral under securities loaned and other
  transactions.................................................    5,562     6,983
Short-term debt................................................       --       300
Long-term debt -- affiliated...................................      950       950
Current income tax payable.....................................        7        64
Other liabilities..............................................      724     1,069
Separate account liabilities...................................   19,491    17,375
                                                                 -------   -------
     Total liabilities.........................................   72,363    74,432
                                                                 -------   -------
STOCKHOLDERS' EQUITY
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2009 and 2008, respectively.....................       86        86
Additional paid-in capital.....................................    6,719     6,719
Retained earnings..............................................      541       965
Accumulated other comprehensive loss...........................     (785)   (2,836)
                                                                 -------   -------
     Total stockholders' equity................................    6,561     4,934
                                                                 -------   -------
     Total liabilities and stockholders' equity................  $78,924   $79,366
                                                                 =======   =======




         See accompanying notes to the condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                             2009     2008     2007
                                                           -------   ------   ------
CONDENSED STATEMENTS OF OPERATIONS
REVENUES
Premiums.................................................  $   141   $  110   $  177
Universal life and investment-type product policy fees...      631      741      841
Net investment income....................................    1,895    2,226    2,588
Equity in earnings from subsidiaries.....................     (316)     278      248
Other income.............................................      328       60       66
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities..........................................     (534)    (386)     (28)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive loss..      160       --       --
  Other net investment gains (losses), net...............     (823)     207     (317)
                                                           -------   ------   ------
     Total net investment gains (losses).................   (1,197)    (179)    (345)
                                                           -------   ------   ------
       Total revenues....................................    1,482    3,236    3,575
                                                           -------   ------   ------
EXPENSES
Policyholder benefits and claims.........................      801      682      741
Interest credited to policyholder account balances.......      801      896    1,057
Other expenses...........................................      494    1,006      796
                                                           -------   ------   ------
       Total expenses....................................    2,096    2,584    2,594
                                                           -------   ------   ------
Income (loss) from continuing operations before provision
  for income tax.........................................     (614)     652      981
Provision for income tax expense (benefit)...............     (168)      79      241
                                                           -------   ------   ------
Income (loss) from continuing operations.................     (446)     573      740
Income (loss) from discontinued operations, net of income
  tax....................................................       --       --        4
                                                           -------   ------   ------
Net income (loss)........................................  $  (446)  $  573   $  744
                                                           =======   ======   ======




         See accompanying notes to the condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                          2009       2008       2007
                                                        --------   --------   --------
CONDENSED STATEMENTS OF CASH FLOWS
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities.............  $    993   $    856   $  2,333
                                                        --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturity securities...........................    10,125     18,221     19,995
  Equity securities...................................       129        119        172
  Mortgage loans......................................       429        458      1,103
  Real estate and real estate joint ventures..........         3         15        117
  Other limited partnership interests.................        94        181        423
Purchases of:
  Fixed maturity securities...........................    (9,247)   (11,263)   (17,608)
  Equity securities...................................       (61)       (65)      (277)
  Mortgage loans......................................      (531)      (560)    (1,996)
  Real estate and real estate joint ventures..........       (19)       (47)      (241)
  Other limited partnership interests.................      (127)      (340)      (325)
  Net change in short-term investments................       619       (934)      (320)
  Net change in other invested assets.................    (1,150)       (66)      (984)
  Net change in policy loans..........................        12       (277)         6
  Other, net..........................................        --         --          2
                                                        --------   --------   --------
Net cash provided by investing activities.............       276      5,442         67
                                                        --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits............................................    15,236      3,275      2,830
  Withdrawals.........................................   (17,667)    (4,008)    (5,330)
Net change in payables for collateral under securities
  loaned and other transactions.......................    (1,421)    (2,560)     1,288
Net change in short-term debt.........................      (300)       300         --
Long-term debt issued -- affiliated...................        --        750        200
Debt issuance costs...................................        --         (8)        --
Financing element on certain derivative instruments...       (53)       (46)        33
Dividends on common stock.............................        --       (500)      (690)
                                                        --------   --------   --------
Net cash used in financing activities.................    (4,205)    (2,797)    (1,669)
                                                        --------   --------   --------
Change in cash and cash equivalents...................    (2,936)     3,501        731
Cash and cash equivalents, beginning of year..........     4,753      1,252        521
                                                        --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR................  $  1,817   $  4,753   $  1,252
                                                        ========   ========   ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:
  Interest............................................  $     73   $     44   $      1
                                                        ========   ========   ========
  Income tax..........................................  $     76   $    (41)  $     79
                                                        ========   ========   ========
Non-cash transactions during the year:
  Contribution of equity securities to MetLife
     Foundation.......................................  $     --   $     --   $     12
                                                        ========   ========   ========




         See accompanying notes to the condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

           NOTES TO THE CONDENSED FINANCIAL INFORMATION OF REGISTRANT

     The condensed financial information of MetLife Insurance Company of Connecticut ("the Registrant") should be read in conjunction with the Consolidated Financial Statements of MetLife Insurance Company of Connecticut and subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Registrant. Investments in subsidiaries are accounted for using the equity method of accounting.

     The condensed unconsolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America except as stated previously which also requires management to make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ materially from these estimates.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                             DAC       FUTURE POLICY     POLICYHOLDER
                                             AND    BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                     VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE (1)
-----------------------------------------  ------   ------------------   ------------   -----------
2009
Retirement Products......................  $3,060         $ 1,454           $21,059         $ --
Corporate Benefit Funding................       7          12,702             9,393           --
Insurance Products.......................   2,133           4,388             6,052          286
Corporate & Other........................      44           5,374               938           14
                                           ------         -------           -------         ----
          Total..........................  $5,244         $23,918           $37,442         $300
                                           ======         =======           =======         ====
2008
Retirement Products......................  $3,171         $ 1,245           $18,905         $ --
Corporate Benefit Funding................       8          12,048            12,553           --
Insurance Products.......................   2,254           3,971             5,531          545
Corporate & Other........................       7           5,034               186            3
                                           ------         -------           -------         ----
          Total..........................  $5,440         $22,298           $37,175         $548
                                           ======         =======           =======         ====
2007
Retirement Products......................  $2,983         $   979           $15,059         $ --
Corporate Benefit Funding................      16          12,044            13,543           --
Insurance Products.......................   1,947           3,569             5,041          342
Corporate & Other........................       2           4,761               172            1
                                           ------         -------           -------         ----
          Total..........................  $4,948         $21,353           $33,815         $343
                                           ======         =======           =======         ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

         CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION -- (CONTINUED)
                        DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                                                AMORTIZATION OF
                                  PREMIUM          NET         POLICYHOLDER       DAC AND VOBA        OTHER
                                REVENUE AND    INVESTMENT      BENEFITS AND        CHARGED TO       OPERATING    PREMIUMS WRITTEN
SEGMENT                       POLICY CHARGES     INCOME     INTEREST CREDITED    OTHER EXPENSES   EXPENSES (1)   (EXCLUDING LIFE)
---------------------------   --------------   ----------   -----------------   ---------------   ------------   ----------------
2009
Retirement Products........       $1,087         $  854           $1,161             $   77           $399             $ --
Corporate Benefit Funding..          878          1,069            1,647                  3             34               --
Insurance Products.........          722            375              466                213            362                4
Corporate & Other..........            5             37               92                  1            118               --
                                  ------         ------           ------             ------           ----             ----
          Total............       $2,692         $2,335           $3,366             $  294           $913              $ 4
                                  ======         ======           ======             ======           ====             ====
2008
Retirement Products........       $  949         $  773           $  863             $  860           $296              $--
Corporate Benefit Funding..          456          1,334            1,289                 13             33               --
Insurance Products.........          593            333              416                288            336                5
Corporate & Other..........           14             54                8                  2            105               12
                                  ------         ------           ------             ------           ----             ----
          Total............       $2,012         $2,494           $2,576             $1,163           $770              $17
                                  ======         ======           ======             ======           ====             ====
2007
Retirement Products........       $1,021         $  783           $  686             $  524           $306              $--
Corporate Benefit Funding..           64          1,497            1,105                 23             25               --
Insurance Products.........          653            320              453                193            308                7
Corporate & Other..........           26            293               33                 --             67               25
                                  ------         ------           ------             ------           ----             ----
          Total............       $1,764         $2,893           $2,277             $  740           $706              $32
                                  ======         ======           ======             ======           ====             ====



--------

   (1) Includes other expenses, excluding amortization of DAC and VOBA charged to other expenses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                                                    % AMOUNT
                                                                                     ASSUMED
                                   GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                   ------------   --------   -------   ----------   --------
2009
Life insurance in-force..........    $278,335     $242,647   $ 9,044     $44,732      20.2%
                                     ========     ========   =======     =======
Insurance premium
Life insurance...................    $  1,525     $    235   $    14     $ 1,304       1.1%
Accident and health..............         257          249        --           8        --%
                                     --------     --------   -------     -------
  Total insurance premium........    $  1,782     $    484   $    14     $ 1,312       1.1%
                                     ========     ========   =======     =======
2008
Life insurance in-force..........    $226,418     $191,146   $ 8,800     $44,072      20.0%
                                     ========     ========   =======     =======
Insurance premium
Life insurance...................    $    779     $    181   $    15     $   613       2.4%
Accident and health..............         263          242        --          21        --%
                                     --------     --------   -------     -------
  Total insurance premium........    $  1,042     $    423   $    15     $   634       2.4%
                                     ========     ========   =======     =======
2007
Life insurance in-force..........    $189,630     $152,943   $13,934     $50,621      27.5%
                                     ========     ========   =======     =======
Insurance premium
Life insurance...................    $    384     $     82   $    17     $   319       5.3%
Accident and health..............         270          236        --          34        --%
                                     --------     --------   -------     -------
  Total insurance premium........    $    654     $    318   $    17     $   353       4.8%
                                     ========     ========   =======     =======



     For the year ended December 31, 2009, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $120,549 million and $9,044 million, respectively, and life insurance premiums of $166 million and $14 million, respectively. For the year ended December 31, 2008, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $77,679 million and $8,800 million, respectively, and life insurance premiums of $125 million and $15 million, respectively. For the year ended December 31, 2007, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $48,852 million and $13,934 million, respectively, and life insurance premiums of $32 million and $17 million, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

                               1300 HALL BOULEVARD
                       BLOOMFIELD, CONNECTICUT 06002-2910


SAI 47                                                                  May 2010